UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-22652
                                                    -----------

                      First Trust Variable Insurance Trust
           ----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400

                               Wheaton, IL 60187
           ----------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400

                               Wheaton, IL 60187
           ----------------------------------------------------------
                    (Name and address of agent for service)

        registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: December 31
                                              -------------

                    Date of reporting period:   June 30, 2017
                                             -------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                      FIRST TRUST VARIABLE INSURANCE TRUST
                               SEMI-ANNUAL REPORT
                     FOR THE SIX MONTHS ENDED JUNE 30, 2017

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                      FIRST TRUST VARIABLE INSURANCE TRUST
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2017

Shareholder Letter..........................................................   1
Portfolio Management........................................................   2
Performance Summary and Portfolio Components
     First Trust/Dow Jones Dividend & Income Allocation Portfolio...........   5
     First Trust Multi Income Allocation Portfolio..........................   7
     First Trust Dorsey Wright Tactical Core Portfolio......................   9
Understanding Your Fund Expenses............................................  11
Portfolio of Investments
     First Trust/Dow Jones Dividend & Income Allocation Portfolio...........  12
     First Trust Multi Income Allocation Portfolio..........................  37
     First Trust Dorsey Wright Tactical Core Portfolio......................  47
Statements of Assets and Liabilities........................................  48
Statements of Operations....................................................  49
Statements of Changes in Net Assets.........................................  50
Financial Highlights........................................................  53
Notes to Financial Statements...............................................  56
Additional Information......................................................  68

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor"), Energy Income Partners, LLC ("EIP" or a "Sub-Advisor"), Stonebridge Advisors LLC ("Stonebridge" or a "Sub-Advisor") and their representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of the First Trust Variable Insurance Trust (the "Trust") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisors and their representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any series (individually called a "Fund" and collectively the "Funds") of the Trust will achieve its investment objectives. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns and net asset value will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at http://www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in each Fund. It includes details about each Fund and presents data and analysis that provide insight into each Fund's performance.

The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of First Trust and the Sub-Advisors are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                      FIRST TRUST VARIABLE INSURANCE TRUST
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 JUNE 30, 2017


Dear Shareholders:

First Trust Advisors L.P. ("First Trust") is pleased to provide you with this semi-annual report which contains detailed information and the financial statements for your investment in the First Trust Variable Insurance Trust. We encourage you to read this report and discuss it with your financial advisor.

Six months into the year, with the lion's share of it governed by President Donald Trump's administration, the bull market in stocks continues. The President's pro-growth, pro-U.S. policies, while slow in coming, have at least created some optimism about the prospects for the U.S. economy, in our opinion. From Donald Trump's election on November 8, 2016 through June 30, 2017, the S&P 500(R) Index (the "Index") posted a total return of 14.79%, according to Bloomberg. During June, the Index closed its June 19, 2017 trading session at an all-time high of 2,453.46.

The current bull market (measuring from March 9, 2009 through June 30, 2017) is the second longest in history. While we are optimistic about the U.S. economy, we are also well aware that no one can predict the future or know how an administration will affect markets and the economy in the future. Therefore, we stress the importance of maintaining a long-term perspective, as we have done since First Trust's inception over 25 years ago.

Thank you for giving First Trust the opportunity to be a part of your investment plan through the First Trust Variable Insurance Trust. We value our relationship with you and will continue our relentless focus on bringing the types of investments that we believe could help you reach your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

          FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2017


                                    ADVISOR

First Trust Advisors L.P. ("First Trust") is a registered investment advisor based in Wheaton, IL and is the investment advisor to First Trust/Dow Jones Dividend & Income Allocation Portfolio (the "Fund"). In this capacity, First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio and certain other services necessary for the management of the Fund.

                           PORTFOLIO MANAGEMENT TEAM

Daniel J. Lindquist, Chairman of the Investment Committee and
   Managing Director, First Trust
David G. McGarel, Chief Investment Officer, Chief Operating Officer and
   Managing Director, First Trust
Jon C. Erickson, Senior Vice President, First Trust
Roger F. Testin, Senior Vice President, First Trust
Todd Larson, Vice President, First Trust
Chris A. Peterson, Senior Vice President, First Trust

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2017


                                    ADVISOR

First Trust is a registered investment advisor based in Wheaton, IL and is the investment advisor to First Trust Multi Income Allocation Portfolio (the "Fund"). First Trust manages the Fund's fixed income investments, as well as a portion of the Fund's equity investments.

                                  SUB-ADVISORS

Stonebridge Advisors LLC ("Stonebridge" or a "Sub-Advisor") is a sub-advisor to the Fund and is a registered investment advisor based in Wilton, CT. Stonebridge specializes in the management of preferred securities and North American equity income securities.

Energy Income Partners, LLC ("EIP" or a "Sub-Advisor"), is a sub-advisor to the Fund and is a registered investment advisor based in Westport, CT. EIP was founded in 2003 to provide professional asset management services in the area of energy-related master limited partnerships ("MLPs") and other high-payout securities such as pipeline companies, power utilities and Canadian income equities.

                           PORTFOLIO MANAGEMENT TEAMS

FIRST TRUST

Daniel J. Lindquist, Chairman of the Investment Committee and
   Managing Director, First Trust
David G. McGarel, Chief Investment Officer, Chief Operating Officer and
   Managing Director, First Trust
Jon C. Erickson, Senior Vice President, First Trust
Roger F. Testin, Senior Vice President, First Trust
William Housey, Senior Vice President, First Trust
Chris A. Peterson, Senior Vice President, First Trust
Todd Larson, Vice President, First Trust
James Snyder, Senior Vice President, First Trust
Jeremiah Charles, Senior Vice President, First Trust


STONEBRIDGE

Scott Fleming, Portfolio Manager, President and Chief Investment Officer of
   Stonebridge
Robert Wolf, Senior Portfolio Manager and Senior Vice President of Stonebridge


EIP

James J. Murchie, Portfolio Manager, Founder, Principal and CEO of EIP Eva Pao, Co-Portfolio Manager, Principal of EIP
John Tysseland, Co-Portfolio Manager, Principal of EIP

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST DORSEY WRIGHT TACTICAL CORE PORTFOLIO
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2017


                                    ADVISOR

First Trust is a registered investment advisor based in Wheaton, IL and is the investment advisor to First Trust Dorsey Wright Tactical Core Portfolio (the "Fund"). In this capacity, First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio and certain other services necessary for the management of the Fund.

                           PORTFOLIO MANAGEMENT TEAM

Daniel J. Lindquist, Chairman of the Investment Committee and
   Managing Director, First Trust
David G. McGarel, Chief Investment Officer, Chief Operating Officer and
   Managing Director, First Trust
Jon C. Erickson, Senior Vice President, First Trust
Roger F. Testin, Senior Vice President, First Trust
Todd Larson, Vice President, First Trust
Chris A. Peterson, Senior Vice President, First Trust

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS
--------------------------------------------------------------------------------

          FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
                               SEMI-ANNUAL REPORT
                           JUNE 30, 2017 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
RETURN COMPARISON                                                                                      PERIOD ENDED JUNE 30, 2017
                                                                                         1 YEAR         5 YEAR       SINCE INCEPTION
                                                             INCEPTION   SIX MONTH       ANNUAL     AVERAGE ANNUAL   AVERAGE ANNUAL
                                                               DATE     TOTAL RETURN  TOTAL RETURN   TOTAL RETURN     TOTAL RETURN

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION
   PORTFOLIO - CLASS I                                        5/1/12       5.53%         10.71%          8.81%            8.55%
Blended Benchmark (a)                                                      6.35%         10.19%          9.29%            8.83%
Bloomberg Barclays U.S. Corporate Investment-Grade Index (b)               3.80%          2.28%          3.96%            4.11%
Russell 3000(R) Index (c)                                                  8.93%         18.51%         14.58%           13.42%
Secondary Blended Benchmark (d)                                            6.27%          9.69%          9.43%            8.97%
Dow Jones Equal Weight U.S. Issued Corporate Bond
   Index(SM) (e)                                                           3.51%          1.27%          4.07%            4.24%
Dow Jones U.S. Total Stock Market Index(SM) (f)                            8.97%         18.51%         14.50%           13.33%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        1 YEAR       SINCE INCEPTION
                                                             INCEPTION                 SIX MONTH        ANNUAL       AVERAGE ANNUAL
                                                               DATE                   TOTAL RETURN   TOTAL RETURN     TOTAL RETURN

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION
   PORTFOLIO - CLASS II                                       5/1/14                     5.73%          11.04%            8.13%
Blended Benchmark (a)                                                                    6.35%          10.19%            7.09%
Bloomberg Barclays U.S. Corporate Investment-Grade Index (b)                             3.80%           2.28%            3.78%
Russell 3000(R) Index (c)                                                                8.93%          18.51%           10.20%
Secondary Blended Benchmark (d)                                                          6.27%           9.69%            7.27%
Dow Jones Equal Weight U.S. Issued Corporate Bond
   Index(SM) (e)                                                                         3.51%           1.27%            3.93%
Dow Jones U.S. Total Stock Market Index(SM) (f)                                          8.97%          18.51%           10.12%
------------------------------------------------------------------------------------------------------------------------------------


(a) The Blended Benchmark returns are a 50/50 split between the Russell 3000(R) Index and the Bloomberg Barclays U.S. Corporate Investment-Grade Index returns.

(b) Bloomberg Barclays U.S. Corporate Investment-Grade Index measures the performance of investment grade U.S. corporate bonds. The index includes all publicly issued, dollar-denominated corporate bonds with a minimum of $250 million par outstanding that are investment grade-rated (Baa3/BBB- or higher). The index excludes bonds having less than one year to final maturity as well as floating rate bonds, non-registered private placements, structured notes, hybrids, and convertible securities. (Bloomberg). (The index reflects no deduction for fees, expenses or taxes).

(c) The Russell 3000(R) Index is composed of 3,000 large U.S. companies, as determined by market capitalization. This index represents approximately 98% of the investable U.S. equity market. (Bloomberg). (The index reflects no deduction for fees, expenses or taxes).

(d) The Secondary Blended Benchmark return is a 50/50 split between the Dow Jones U.S. Total Stock Market Index(SM) and the Dow Jones Equal Weight U.S. Issued Corporate Bond Index(SM) returns.

(e) The Dow Jones Equal Weight U.S. Issued Corporate Bond Index(SM) measures the return of readily tradable, high-grade U.S. corporate bonds. The index includes an equally weighted basket of 96 recently issued investment-grade corporate bonds with laddered maturities. (The index reflects no deduction for fees, expenses or taxes).

(f) The Dow Jones U.S. Total Stock Market Index(SM) measures all U.S. equity securities that have readily available prices. (The index reflects no deduction for fees, expenses or taxes).

The returns for the Fund do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns shown.

                                      PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                              May 1, 2012 - June 30, 2017

                                                    Bloomberg                               Dow Jones
                 First Trust/Dow                  Barclays U.S.                            Equal Weight     Dow Jones
                Jones Dividend &                    Corporate       Russell   Secondary    U.S. Issued      U.S. Total
                Income Allocation    Blended     Investment-Grade   3000(R)    Blended    Corporate Bond   Stock Market
               Portfolio - Class I   Benchmark        Index         Index     Benchmark     Index(SM)       Index(SM)
5/1/2012             $10,000         $10,000         $10,000        $10,000    $10,000       $10,000         $10,000
6/30/2012             10,020           9,925          10,135          9,701      9,933        10,152           9,702
12/31/2012            10,438          10,495          10,636         10,331     10,519        10,677          10,322
6/30/2013             10,904          11,026          10,273         11,784     11,047        10,290          11,786
12/31/2013            11,770          12,055          10,472         13,798     12,088        10,523          13,777
6/30/2014             12,318          12,823          11,067         14,756     12,844        11,083          14,733
12/31/2014            12,951          13,269          11,254         15,531     13,336        11,336          15,493
6/30/2015             12,989          13,350          11,150         15,832     13,409        11,215          15,790
12/31/2015            12,962          13,286          11,177         15,606     13,402        11,315          15,559
6/30/2016             13,806          14,046          12,035         16,171     14,214        12,239          16,110
12/31/2017            14,484          14,554          11,859         17,592     14,672        11,975          17,521
6/30/2017             15,285          15,478          12,310         19,163     15,592        12,395          19,093

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
                               SEMI-ANNUAL REPORT
                           JUNE 30, 2017 (UNAUDITED)

------------------------------------------------------
                                           % OF TOTAL
TOP EQUITY HOLDINGS                       INVESTMENTS
------------------------------------------------------
National Instruments Corp.                     0.5%
IDEX Corp.                                     0.4
Wyndham Worldwide Corp.                        0.4
Delta Air Lines, Inc.                          0.4
Best Buy Co., Inc.                             0.4
PS Business Parks, Inc.                        0.4
FNF Group                                      0.4
Intuit, Inc.                                   0.4
First American Financial Corp.                 0.4
Quest Diagnostics, Inc.                        0.4
------------------------------------------------------
    Total                                      4.1%
                                             ======

------------------------------------------------------
                                           % OF TOTAL
TOP FIXED-INCOME HOLDINGS BY ISSUER       INVESTMENTS
------------------------------------------------------
Citigroup, Inc.                                2.0%
Goldman Sachs Group (The), Inc.                1.9
Wells Fargo & Co.                              1.7
JPMorgan Chase & Co.                           1.5
Morgan Stanley                                 1.5
Bank of America Corp.                          1.4
U.S. Government                                1.1
Verizon Communications, Inc.                   0.9
AT&T, Inc.                                     0.9
UnitedHealth Group, Inc.                       0.8
------------------------------------------------------
    Total                                     13.7%
                                             ======

------------------------------------------------------
                                           % OF TOTAL
                                          FIXED-INCOME
CREDIT QUALITY(1)                         INVESTMENTS
------------------------------------------------------
AAA                                            4.9%
AA+                                            1.6
AA                                             4.3
AA-                                            8.9
A+                                            12.4
A                                             26.2
A-                                            14.8
BBB+                                           8.5
BBB                                           11.3
BBB-                                           6.2
A-1 (short-term)                               0.8
A-2 (short-term)                               0.1
------------------------------------------------------
    Total                                    100.0%
                                             ======

------------------------------------------------------
                                           % OF TOTAL
SECTOR ALLOCATION                         INVESTMENTS
------------------------------------------------------
Common Stocks:
  Financials                                  15.7%
  Industrials                                 13.3
  Information Technology                       8.1
  Consumer Discretionary                       7.2
  Consumer Staples                             6.0
  Materials                                    2.8
  Health Care                                  2.7
  Energy                                       0.7
  Real Estate                                  0.3
------------------------------------------------------
Total Common Stocks                           56.8
------------------------------------------------------
Corporate Bonds & Notes:
  Financials                                  14.4
  Utilities                                    5.2
  Energy                                       4.0
  Information Technology                       3.3
  Industrials                                  3.3
  Health Care                                  2.7
  Consumer Discretionary                       2.4
  Consumer Staples                             2.0
  Telecommunication Services                   1.8
  Materials                                    0.7
  Real Estate                                  0.0*
------------------------------------------------------
Total Corporate Bonds & Notes                 39.8
------------------------------------------------------
Foreign Corporate Bonds & Notes:
  Financials                                   0.9
  Energy                                       0.5
  Health Care                                  0.2
  Materials                                    0.2
  Telecommunication Services                   0.1
------------------------------------------------------
Total Foreign Corporate Bonds & Notes          1.9
------------------------------------------------------
U.S. Government Bonds & Notes                  1.1
------------------------------------------------------
Commercial Paper:
  Utilities                                    0.3
  Energy                                       0.1
------------------------------------------------------
Total Commercial Paper                         0.4
------------------------------------------------------
    Total                                    100.0%
                                             ======


* Amount is less than 0.1%.

(1) The credit quality information presented reflects the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor's Ratings Group, a division of the McGraw-Hill Companies, Inc., Moody's Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and ratings are not equivalent, the highest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
                               SEMI-ANNUAL REPORT
                           JUNE 30, 2017 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
RETURN COMPARISON                                                                                      PERIOD ENDED JUNE 30, 2017
                                                                                                        1 YEAR       SINCE INCEPTION
                                                             INCEPTION                 SIX MONTH    AVERAGE ANNUAL   AVERAGE ANNUAL
                                                               DATE                   TOTAL RETURN   TOTAL RETURN     TOTAL RETURN

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO - CLASS I       5/1/14                     3.44%           4.93%            4.34%
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO - CLASS II      5/1/14                     3.57%           5.29%            4.58%
Broad Blended Benchmark (a)                                                              4.90%           6.92%            5.77%
Bloomberg Barclays U.S. Aggregate Bond Index (b)                                         2.27%          -0.31%            2.67%
Russell 3000(R) Index (c)                                                                8.93%          18.51%           10.20%
Multi Asset Class Blended Benchmark (d)                                                  3.11%           5.16%            3.93%
------------------------------------------------------------------------------------------------------------------------------------


(a) The Broad Blended Benchmark return is split between the Bloomberg Barclays U.S. Aggregate Bond Index (60%) and the Russell 3000(R) Index (40%).

(b) The Bloomberg Barclays U.S. Aggregate Bond Index represents the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Bonds included in the index are U.S. dollar denominated; have a fixed rate coupon; carry an investment-grade rating; have at least one year to final maturity; and meet certain criteria for minimum amount of outstanding par value. (The index reflects no deduction for fees, expenses or taxes).

(c) The Russell 3000(R) Index is composed of 3,000 large U.S. companies, as determined by market capitalization. This index represents approximately 98% of the investable U.S. equity market. (Bloomberg). (The index reflects no deduction for fees, expenses or taxes).

(d) The Multi Asset Class Blended Benchmark is weighted to include nine indexes: Russell 3000(R) Index (15%), BofA Merrill Lynch Fixed Rate Preferred Securities Index (8%), Alerian MLP Index (15%), S&P U.S. REIT Index (15%), BofA Merrill Lynch U.S. High Yield Index (8%), S&P/LSTA Leveraged Loan Index (15%), Bloomberg Barclays U.S. Corporate Investment-Grade Index (8%), BofA Merrill Lynch U.S. MBS Index (8%), and BofA Merrill Lynch U.S. Inflation-Linked Treasury Index (8%).

The returns for the Fund do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns shown.

                              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                      May 1, 2014 - June 30, 2017

                First Trust Multi       Broad        Bloomberg
                Income Allocation      Blended     Barclays U.S.    Russell 3000(R)   Multi Asset Class
               Portfolio -- Class I   Benchmark   Aggregate Index        Index        Blended Benchmark
5/1/2014             $10,000           $10,000        $10,000           $10,000            $10,000
6/30/2014             10,320            10,245         10,096            10,470             10,334
12/31/2014            10,457            10,582         10,295            11,020             10,428
6/30/2015             10,383            10,667         10,284            11,234             10,278
12/31/2015            10,119            10,662         10,354            11,073              9,933
6/30/2016             10,900            11,168         10,904            11,474             10,744
12/31/2016            11,057            11,384         10,628            12,483             10,958
6/30/2017             11,437            11,942         10,869            13,598             11,299

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
                               SEMI-ANNUAL REPORT
                           JUNE 30, 2017 (UNAUDITED)

------------------------------------------------------
                                           % OF TOTAL
TOP 10 HOLDINGS                            INVESTMENTS
------------------------------------------------------
First Trust Senior Loan Fund                  14.9%
First Trust Preferred Securities and
   Income ETF                                  9.2
iShares iBoxx $ Investment Grade Corporate
   Bond ETF                                    6.9
First Trust Tactical High Yield ETF            6.0
iShares Floating Rate Bond ETF                 1.3
Enterprise Products Partners, L.P.             1.3
First Trust Low Duration Opportunities ETF     1.2
TransCanada Corp.                              0.8
TC Pipelines, L.P.                             0.8
Spectra Energy Partners, L.P.                  0.7
------------------------------------------------------
    Total                                     43.1%
                                             ======

------------------------------------------------------
                                           % OF TOTAL
SECTOR ALLOCATION                          INVESTMENTS
------------------------------------------------------
Exchange-Traded Funds                         40.0%
------------------------------------------------------
Common Stocks:
  Financials                                   3.3
  Information Technology                       3.3
  Industrials                                  3.0
  Energy                                       3.0
  Health Care                                  2.9
  Utilities                                    2.4
  Consumer Discretionary                       1.9
  Consumer Staples                             1.0
  Materials                                    0.6
  Telecommunication Services                   0.3
------------------------------------------------------
Total Common Stocks                           21.7
------------------------------------------------------
Real Estate Investment Trusts:
  Financials                                  12.1
------------------------------------------------------
Total Real Estate Investment Trusts           12.1
------------------------------------------------------
Master Limited Partnerships:
  Energy                                       8.2
  Utilities                                    0.7
  Materials                                    0.2
------------------------------------------------------
Total Master Limited Partnerships              9.1
------------------------------------------------------
U.S. Government Bonds & Notes                  8.9
------------------------------------------------------
U.S. Government Agency Mortgage-Backed
   Securities                                  8.0
------------------------------------------------------
Mortgage-Backed Securities                     0.2
------------------------------------------------------
Asset-Backed Securities                        0.0*
------------------------------------------------------
    Total                                    100.0%
                                             ======

* Amount is less than 0.1%.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST DORSEY WRIGHT TACTICAL CORE PORTFOLIO
                               SEMI-ANNUAL REPORT
                           JUNE 30, 2017 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
RETURN COMPARISON                                                                                      PERIOD ENDED JUNE 30, 2017
                                                                                                        1 YEAR       SINCE INCEPTION
                                                             INCEPTION                 SIX MONTH        ANNUAL       AVERAGE ANNUAL
                                                               DATE                   TOTAL RETURN   TOTAL RETURN     TOTAL RETURN

FIRST TRUST DORSEY WRIGHT TACTICAL CORE PORTFOLIO - CLASS I  10/30/15                    7.35%           9.85%            4.57%
FIRST TRUST DORSEY WRIGHT TACTICAL CORE PORTFOLIO - CLASS II 10/30/15                    7.60%           9.90%            4.73%
Broad Blended Benchmark (a)                                                              6.48%          10.33%            8.27%
Bloomberg Barclays U.S. Aggregate Bond Index (b)                                         2.27%          -0.31%            2.59%
S&P 500(R) Index (c)                                                                     9.34%          17.90%           12.02%
------------------------------------------------------------------------------------------------------------------------------------


(a) The Broad Blended Benchmark return is split between Bloomberg Barclays U.S. Aggregate Bond Index (40%) and the S&P 500(R) Index (60%).

(b) The Bloomberg Barclays U.S. Aggregate Bond Index represents the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Bonds included in the index are U.S. dollar denominated; have a fixed rate coupon; carry an investment-grade rating; have at least one year to final maturity; and meet certain criteria for minimum amount of outstanding par value. (The index reflects no deduction for fees, expenses or taxes).

(c) The S&P 500(R) Index is an unmanaged index of 500 stocks used to measure large-cap U.S. stock market performance. (The index reflects no deduction for fees, expenses or taxes).

The returns for the Fund do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns shown.

                        PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                              October 30, 2015 - June 30, 2017

               First Trust Dorsey Wright
               Tactical Core Portfolio -   Broad Blended    Bloomberg Barclays    S&P 500(R)
                        Class I              Benchmark     U.S. Aggregate Index     Index
10/30/15                $10,000               $10,000            $10,000           $10,000
12/31/15                  9,940                 9,900              9,941             9,872
6/30/16                   9,807                10,347             10,469            10,251
12/31/16                 10,035                10,722             10,204            11,053
6/30/2017                10,773                11,417             10,436            12,085

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST DORSEY WRIGHT TACTICAL CORE PORTFOLIO
                               SEMI-ANNUAL REPORT
                           JUNE 30, 2017 (UNAUDITED)

------------------------------------------------------
                                           % OF TOTAL
TOP 10 HOLDINGS                            INVESTMENTS
------------------------------------------------------
First Trust Mid Cap Core AlphaDEX(R) Fund     10.4%
First Trust Small Cap Growth AlphaDEX(R)
   Fund                                       10.3
First Trust Large Cap Growth AlphaDEX(R)
   Fund                                       10.0
First Trust Dow Jones Internet Index Fund     10.0
First Trust NASDAQ-100-Technology Sector
   Index Fund                                  9.9
First Trust Utilities AlphaDEX(R) Fund         8.7
First Trust Industrials/Producer Durables
   AlphaDEX(R) Fund                            8.5
First Trust Nasdaq Bank ETF                    8.5
iShares Core U.S. Aggregate Bond ETF           5.5
SPDR Bloomberg Barclays Convertible
   Securities ETF                              3.5
------------------------------------------------------
    Total                                     85.3%
                                             ======

FIRST TRUST VARIABLE INSURANCE TRUST
UNDERSTANDING YOUR FUND EXPENSES
JUNE 30, 2017 (UNAUDITED)


As a shareholder of First Trust/Dow Jones Dividend & Income Allocation Portfolio, First Trust Multi Income Allocation Portfolio or First Trust Dorsey Wright Tactical Core Portfolio (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees, if any; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended June 30, 2017.

ACTUAL EXPENSES

The first three columns of the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the third column under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The next three columns of the table below provide information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                   HYPOTHETICAL
                                              ACTUAL EXPENSES                              (5% RETURN BEFORE EXPENSES)
                                 ------------------------------------------   ------------------------------------------------------
                                                                EXPENSES                                     EXPENSES
                                   BEGINNING       ENDING     PAID DURING       BEGINNING       ENDING     PAID DURING     ANNUAL-
                                    ACCOUNT       ACCOUNT        PERIOD          ACCOUNT       ACCOUNT        PERIOD         IZED
                                     VALUE         VALUE       1/1/2017-          VALUE         VALUE       1/1/2017-      EXPENSE
                                    1/1/2017     6/30/2017   6/30/2017 (a)       1/1/2017     6/30/2017   6/30/2017 (a)   RATIO (b)
                                 --------------  ----------  --------------   --------------  ----------  --------------  ----------
First Trust/Dow Jones Dividend &
  Income Allocation Portfolio
       Class I...................  $1,000.00     $1,055.30       $ 6.12         $1,000.00     $1,018.84       $ 6.01        1.20%
       Class II..................  $1,000.00     $1,057.30       $ 4.85         $1,000.00     $1,020.08       $ 4.76        0.95%

First Trust Multi Income
  Allocation Portfolio
       Class I...................  $1,000.00     $1,034.40       $ 4.19         $1,000.00     $1,020.68       $ 4.16        0.83%
       Class II..................  $1,000.00     $1,035.70       $ 2.93         $1,000.00     $1,021.92       $ 2.91        0.58%

First Trust Dorsey Wright Tactical
  Core Portfolio
       Class I...................  $1,000.00     $1,073.50       $ 3.86         $1,000.00     $1,021.08       $ 3.76        0.75%
       Class II..................  $1,000.00     $1,076.00       $ 2.57         $1,000.00     $1,022.32       $ 2.51        0.50%

(a) Expenses are equal to the annualized expense ratio as indicated in the table, multiplied by the average account value over the period (January 1, 2017 through June 30, 2017), multiplied by 181/365 (to reflect the one-half year period).

(b) The expense ratios reflect an expense cap. First Trust Multi Income Allocation Portfolio expense ratios reflect an additional waiver. See Note 3 in the Notes to Financial Statements.

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2017 (UNAUDITED)

  SHARES                                      DESCRIPTION                                       VALUE
-----------  -----------------------------------------------------------------------------  -------------
COMMON STOCKS - 56.4%

             AEROSPACE & DEFENSE - 2.3%
     12,678  General Dynamics Corp........................................................  $   2,511,512
     11,850  Huntington Ingalls Industries, Inc...........................................      2,205,996
      8,867  Lockheed Martin Corp.........................................................      2,461,568
      9,981  Northrop Grumman Corp........................................................      2,562,223
     15,561  Raytheon Co..................................................................      2,512,790
     24,427  Rockwell Collins, Inc........................................................      2,566,789
                                                                                            -------------
                                                                                               14,820,878
                                                                                            -------------
             AIR FREIGHT & LOGISTICS - 0.7%
     30,706  CH Robinson Worldwide, Inc...................................................      2,108,888
     42,011  Expeditors International of Washington, Inc..................................      2,372,781
                                                                                            -------------
                                                                                                4,481,669
                                                                                            -------------
             AIRLINES - 0.4%
     51,638  Delta Air Lines, Inc.........................................................      2,775,026
                                                                                            -------------
             AUTO COMPONENTS - 0.4%
     16,764  Lear Corp....................................................................      2,381,829
                                                                                            -------------
             BANKS - 2.5%
     42,655  Banner Corp..................................................................      2,410,434
     62,987  Cathay General Bancorp.......................................................      2,390,357
     91,634  CenterState Banks, Inc.......................................................      2,278,021
     42,260  Commerce Bancshares, Inc.....................................................      2,401,636
     59,856  First Interstate BancSystem, Inc.............................................      2,226,643
     26,561  South State Corp.............................................................      2,276,278
     46,082  U.S. Bancorp.................................................................      2,392,577
                                                                                            -------------
                                                                                               16,375,946
                                                                                            -------------
             BEVERAGES - 1.1%
     55,921  Coca-Cola (The) Co...........................................................      2,508,057
     24,236  Dr. Pepper Snapple Group, Inc................................................      2,208,142
     21,216  PepsiCo, Inc.................................................................      2,450,236
                                                                                            -------------
                                                                                                7,166,435
                                                                                            -------------
             BUILDING PRODUCTS - 0.8%
     46,390  A.O. Smith Corp..............................................................      2,613,149
     39,002  Fortune Brands Home & Security, Inc..........................................      2,544,490
                                                                                            -------------
                                                                                                5,157,639
                                                                                            -------------
             CAPITAL MARKETS - 2.3%
      6,186  BlackRock, Inc...............................................................      2,613,028
     19,977  CME Group, Inc...............................................................      2,501,919
     14,392  FactSet Research Systems, Inc................................................      2,391,662
     56,321  Franklin Resources, Inc......................................................      2,522,618
     39,642  Intercontinental Exchange, Inc...............................................      2,613,201
     34,823  T. Rowe Price Group, Inc.....................................................      2,584,215
                                                                                            -------------
                                                                                               15,226,643
                                                                                            -------------
             CHEMICALS - 1.5%
     17,543  Air Products & Chemicals, Inc................................................      2,509,701
     17,908  International Flavors & Fragrances, Inc......................................      2,417,580
      5,235  NewMarket Corp...............................................................      2,410,613
      7,651  Sherwin-Williams (The) Co....................................................      2,685,195
                                                                                            -------------
                                                                                               10,023,089
                                                                                            -------------



Page 12                 See Notes to Financial Statements

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

  SHARES                                      DESCRIPTION                                       VALUE
-----------  -----------------------------------------------------------------------------  -------------
COMMON STOCKS (CONTINUED)

             COMMERCIAL SERVICES & SUPPLIES - 0.8%
     18,756  Cintas Corp..................................................................  $   2,364,006
     63,920  Rollins, Inc.................................................................      2,602,183
                                                                                            -------------
                                                                                                4,966,189
                                                                                            -------------
             COMMUNICATIONS EQUIPMENT - 0.3%
     70,216  Cisco Systems, Inc...........................................................      2,197,761
                                                                                            -------------
             CONTAINERS & PACKAGING - 0.8%
     30,827  AptarGroup, Inc..............................................................      2,677,633
     29,447  Avery Dennison Corp..........................................................      2,602,232
                                                                                            -------------
                                                                                                5,279,865
                                                                                            -------------
             DISTRIBUTORS - 0.4%
     25,683  Genuine Parts Co.............................................................      2,382,355
                                                                                            -------------
             ELECTRICAL EQUIPMENT - 1.5%
     43,885  AMETEK, Inc..................................................................      2,658,115
     39,649  Emerson Electric Co..........................................................      2,363,873
     19,769  Hubbell, Inc.................................................................      2,237,258
     15,242  Rockwell Automation, Inc.....................................................      2,468,594
                                                                                            -------------
                                                                                                9,727,840
                                                                                            -------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.4%
     33,345  Amphenol Corp., Class A......................................................      2,461,528
     87,898  Corning, Inc.................................................................      2,641,335
     65,416  FLIR Systems, Inc............................................................      2,267,318
     14,840  Littelfuse, Inc..............................................................      2,448,600
     72,889  National Instruments Corp....................................................      2,931,596
     31,834  TE Connectivity, Ltd.........................................................      2,504,699
                                                                                            -------------
                                                                                               15,255,076
                                                                                            -------------
             EQUITY REAL ESTATE INVESTMENT TRUSTS - 0.8%
     20,679  PS Business Parks, Inc.......................................................      2,737,693
     10,841  Public Storage...............................................................      2,260,674
                                                                                            -------------
                                                                                                4,998,367
                                                                                            -------------
             FOOD & STAPLES RETAILING - 1.1%
     14,151  Costco Wholesale Corp........................................................      2,263,170
     30,233  CVS Health Corp..............................................................      2,432,547
     32,927  Wal-Mart Stores, Inc.........................................................      2,491,915
                                                                                            -------------
                                                                                                7,187,632
                                                                                            -------------
             FOOD PRODUCTS - 2.2%
     40,218  General Mills, Inc...........................................................      2,228,077
     68,533  Hormel Foods Corp............................................................      2,337,661
     17,507  J&J Snack Foods Corp.........................................................      2,312,149
     24,329  McCormick & Co., Inc.........................................................      2,372,321
     22,855  Sanderson Farms, Inc.........................................................      2,643,181
     38,458  Tyson Foods, Inc., Class A...................................................      2,408,624
                                                                                            -------------
                                                                                               14,302,013
                                                                                            -------------
             HEALTH CARE EQUIPMENT & SUPPLIES - 0.7%
     27,748  Danaher Corp.................................................................      2,341,654
     18,027  Stryker Corp.................................................................      2,501,787
                                                                                            -------------
                                                                                                4,843,441
                                                                                            -------------


                        See Notes to Financial Statements                Page 13

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

  SHARES                                      DESCRIPTION                                       VALUE
-----------  -----------------------------------------------------------------------------  -------------
COMMON STOCKS (CONTINUED)

             HEALTH CARE PROVIDERS & SERVICES - 1.2%
     29,104  Cardinal Health, Inc.........................................................  $   2,267,784
     24,171  Quest Diagnostics, Inc.......................................................      2,686,848
     14,471  UnitedHealth Group, Inc......................................................      2,683,213
                                                                                            -------------
                                                                                                7,637,845
                                                                                            -------------
             HOTELS, RESTAURANTS & LEISURE - 1.5%
     37,458  Cheesecake Factory (The), Inc................................................      1,884,138
     14,904  Cracker Barrel Old Country Store, Inc........................................      2,492,694
     40,645  Starbucks Corp...............................................................      2,370,010
     28,157  Wyndham Worldwide Corp.......................................................      2,827,244
                                                                                            -------------
                                                                                                9,574,086
                                                                                            -------------
             HOUSEHOLD DURABLES - 0.4%
     71,248  DR Horton, Inc...............................................................      2,463,043
                                                                                            -------------
             HOUSEHOLD PRODUCTS - 0.7%
     47,589  Church & Dwight Co., Inc.....................................................      2,468,917
     26,414  Procter & Gamble (The) Co....................................................      2,301,980
                                                                                            -------------
                                                                                                4,770,897
                                                                                            -------------
             INDUSTRIAL CONGLOMERATES - 1.1%
     12,404  3M Co........................................................................      2,582,389
     22,303  Carlisle Cos., Inc...........................................................      2,127,706
     19,007  Honeywell International, Inc.................................................      2,533,443
                                                                                            -------------
                                                                                                7,243,538
                                                                                            -------------
             INSURANCE - 10.3%
     32,773  AFLAC, Inc...................................................................      2,545,807
     29,125  Allstate (The) Corp..........................................................      2,575,815
     24,873  American Financial Group, Inc................................................      2,471,630
     19,995  Aon PLC......................................................................      2,658,335
     35,006  Argo Group International Holdings, Ltd.......................................      2,121,364
     45,597  Aspen Insurance Holdings, Ltd................................................      2,273,010
     24,806  Assurant, Inc................................................................      2,572,134
     35,406  Axis Capital Holdings, Ltd...................................................      2,289,352
     56,886  Brown & Brown, Inc...........................................................      2,450,080
     17,419  Chubb, Ltd...................................................................      2,532,374
     32,840  Cincinnati Financial Corp....................................................      2,379,258
     53,732  CNA Financial Corp...........................................................      2,619,435
     10,150  Everest Re Group, Ltd........................................................      2,584,088
     60,419  First American Financial Corp................................................      2,700,125
     60,949  FNF Group....................................................................      2,732,344
     49,370  Hartford Financial Services (The) Group, Inc.................................      2,595,381
     32,119  Marsh & McLennan Cos., Inc...................................................      2,503,997
     37,605  Principal Financial Group, Inc...............................................      2,409,352
     39,391  ProAssurance Corp............................................................      2,394,973
     60,574  Progressive (The) Corp.......................................................      2,670,708
     18,690  Reinsurance Group of America, Inc............................................      2,399,609
     16,408  RenaissanceRe Holdings, Ltd..................................................      2,281,532
     30,807  Torchmark Corp...............................................................      2,356,736
     19,689  Travelers Cos., Inc..........................................................      2,491,249
     42,088  Validus Holdings, Ltd........................................................      2,187,313


Page 14                 See Notes to Financial Statements

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

  SHARES                                      DESCRIPTION                                       VALUE
-----------  -----------------------------------------------------------------------------  -------------
COMMON STOCKS (CONTINUED)

             INSURANCE (CONTINUED)
     33,603  W.R. Berkley Corp............................................................  $   2,324,320
     59,542  XL Group, Ltd................................................................      2,607,940
                                                                                            -------------
                                                                                               66,728,261
                                                                                            -------------
             IT SERVICES - 3.4%
     19,797  Accenture PLC, Class A.......................................................      2,448,493
     38,914  Amdocs, Ltd..................................................................      2,508,397
     23,179  Automatic Data Processing, Inc...............................................      2,374,920
     34,927  Broadridge Financial Solutions, Inc..........................................      2,639,084
     13,630  International Business Machines Corp.........................................      2,096,703
     25,491  Jack Henry & Associates, Inc.................................................      2,647,750
     21,102  MasterCard, Inc., Class A....................................................      2,562,838
     40,293  Paychex, Inc.................................................................      2,294,283
     26,705  Visa, Inc., Class A..........................................................      2,504,395
                                                                                            -------------
                                                                                               22,076,863
                                                                                            -------------
             MACHINERY - 2.8%
     15,697  Cummins, Inc.................................................................      2,546,367
     25,380  IDEX Corp....................................................................      2,868,194
     17,916  Illinois Tool Works, Inc.....................................................      2,566,467
     29,184  Ingersoll-Rand PLC...........................................................      2,667,126
     14,803  Parker-Hannifin Corp.........................................................      2,365,816
     14,071  Snap-On, Inc.................................................................      2,223,218
     37,997  Toro (The) Co................................................................      2,632,812
                                                                                            -------------
                                                                                               17,870,000
                                                                                            -------------
             MEDIA - 1.1%
     96,593  Interpublic Group of (The) Cos., Inc.........................................      2,376,188
     27,528  Omnicom Group, Inc...........................................................      2,282,071
     20,929  Walt Disney (The) Co.........................................................      2,223,706
                                                                                            -------------
                                                                                                6,881,965
                                                                                            -------------
             MORTGAGE REAL ESTATE INVESTMENT TRUSTS - 0.4%
    293,728  MFA Financial, Inc...........................................................      2,464,378
                                                                                            -------------
             MULTILINE RETAIL - 0.3%
     43,001  Target Corp..................................................................      2,248,522
                                                                                            -------------
             OIL, GAS & CONSUMABLE FUELS - 0.7%
     28,939  Exxon Mobil Corp.............................................................      2,336,245
     29,959  Phillips 66..................................................................      2,477,310
                                                                                            -------------
                                                                                                4,813,555
                                                                                            -------------
             PAPER & FOREST PRODUCTS - 0.4%
     31,771  Neenah Paper, Inc............................................................      2,549,623
                                                                                            -------------
             PERSONAL PRODUCTS - 0.4%
     27,991  Estee Lauder (The) Cos., Inc., Class A.......................................      2,686,576
                                                                                            -------------
             PHARMACEUTICALS - 0.8%
     19,054  Johnson & Johnson............................................................      2,520,653
     69,374  Pfizer, Inc..................................................................      2,330,273
                                                                                            -------------
                                                                                                4,850,926
                                                                                            -------------


                        See Notes to Financial Statements                Page 15

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

  SHARES                                      DESCRIPTION                                       VALUE
-----------  -----------------------------------------------------------------------------  -------------
COMMON STOCKS (CONTINUED)

             PROFESSIONAL SERVICES - 1.1%
     17,358  Equifax, Inc.................................................................  $   2,385,336
     39,852  Exponent, Inc................................................................      2,323,372
     23,137  ManpowerGroup, Inc...........................................................      2,583,246
                                                                                            -------------
                                                                                                7,291,954
                                                                                            -------------
             ROAD & RAIL - 0.7%
     27,710  Landstar System, Inc.........................................................      2,371,976
     22,406  Union Pacific Corp...........................................................      2,440,237
                                                                                            -------------
                                                                                                4,812,213
                                                                                            -------------
             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.4%
     29,462  Texas Instruments, Inc.......................................................      2,266,512
                                                                                            -------------
             SOFTWARE - 1.2%
     74,820  CA, Inc......................................................................      2,579,045
     20,461  Intuit, Inc..................................................................      2,717,426
     53,199  Oracle Corp..................................................................      2,667,398
                                                                                            -------------
                                                                                                7,963,869
                                                                                            -------------
             SPECIALTY RETAIL - 2.0%
     48,287  Best Buy Co., Inc............................................................      2,768,294
     31,725  Foot Locker, Inc.............................................................      1,563,408
     16,162  Home Depot (The), Inc........................................................      2,479,251
     36,030  Ross Stores, Inc.............................................................      2,080,012
     30,011  TJX (The) Cos., Inc..........................................................      2,165,894
     34,412  Tractor Supply Co............................................................      1,865,474
                                                                                            -------------
                                                                                               12,922,333
                                                                                            -------------
             TEXTILES, APPAREL & LUXURY GOODS - 1.1%
     26,429  Carter's, Inc................................................................      2,350,860
     42,586  NIKE, Inc., Class B..........................................................      2,512,574
     43,174  VF Corp......................................................................      2,486,822
                                                                                            -------------
                                                                                                7,350,256
                                                                                            -------------
             TOBACCO - 0.4%
     33,229  Altria Group, Inc............................................................      2,474,564
                                                                                            -------------
             TRADING COMPANIES & DISTRIBUTORS - 1.0%
     46,082  Fastenal Co..................................................................      2,005,950
     10,195  W.W. Grainger, Inc...........................................................      1,840,503
     16,576  Watsco, Inc..................................................................      2,556,019
                                                                                            -------------
                                                                                                6,402,472
                                                                                            -------------
             TOTAL COMMON STOCKS..........................................................    365,893,944
             (Cost $324,992,587)                                                            -------------


Page 16                 See Notes to Financial Statements

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

 PRINCIPAL                                                          STATED       STATED
   VALUE                         DESCRIPTION                        COUPON      MATURITY        VALUE
-----------  ----------------------------------------------------  ---------  ------------  -------------
CORPORATE BONDS AND NOTES - 39.4%

             AEROSPACE & DEFENSE - 1.0%
$   100,000  Boeing (The) Co.....................................    1.65%      10/30/20    $      99,123
    250,000  Boeing (The) Co.....................................    2.35%      10/30/21          251,953
    553,000  Boeing (The) Co.....................................    2.13%      03/01/22          552,335
    175,000  Boeing (The) Co.....................................    1.88%      06/15/23          168,521
    100,000  Boeing (The) Co.....................................    2.60%      10/30/25           98,582
    175,000  Boeing (The) Co.....................................    2.25%      06/15/26          166,670
    250,000  Boeing (The) Co.....................................    2.80%      03/01/27          248,679
    308,000  Boeing (The) Co.....................................    3.38%      06/15/46          296,428
    250,000  Boeing (The) Co.....................................    3.65%      03/01/47          251,088
    300,000  Boeing Capital Corp.................................    4.70%      10/27/19          320,168
    250,000  Lockheed Martin Corp................................    3.55%      01/15/26          259,515
    220,000  Lockheed Martin Corp................................    4.70%      05/15/46          248,215
    200,000  Northrop Grumman Corp...............................    5.05%      11/15/40          231,363
    250,000  Rockwell Collins, Inc...............................    2.80%      03/15/22          252,580
    250,000  Rockwell Collins, Inc...............................    3.20%      03/15/24          253,784
    250,000  Rockwell Collins, Inc...............................    3.50%      03/15/27          254,017
    250,000  Rockwell Collins, Inc...............................    4.35%      04/15/47          262,554
    250,000  United Technologies Corp............................    1.90%      05/04/20          250,532
    250,000  United Technologies Corp............................    2.30%      05/04/22          249,446
    250,000  United Technologies Corp............................    2.80%      05/04/24          251,003
    250,000  United Technologies Corp............................    3.13%      05/04/27          251,246
    500,000  United Technologies Corp............................    3.75%      11/01/46          490,879
    500,000  United Technologies Corp............................    4.05%      05/04/47          513,479
                                                                                            -------------
                                                                                                6,222,160
                                                                                            -------------
             AIR FREIGHT & LOGISTICS - 0.8%
    250,000  FedEx Corp..........................................    2.30%      02/01/20          252,083
    300,000  FedEx Corp..........................................    3.20%      02/01/25          304,128
    850,000  FedEx Corp..........................................    3.30%      03/15/27          853,574
    250,000  FedEx Corp..........................................    4.75%      11/15/45          271,040
    648,000  FedEx Corp..........................................    4.55%      04/01/46          683,430
    500,000  FedEx Corp..........................................    4.40%      01/15/47          516,402
    500,000  United Parcel Service, Inc. (a).....................    1.56%      05/16/22          502,051
    500,000  United Parcel Service, Inc..........................    2.35%      05/16/22          501,991
    545,000  United Parcel Service, Inc..........................    2.45%      10/01/22          550,938
    500,000  United Parcel Service, Inc..........................    2.40%      11/15/26          483,496
    500,000  United Parcel Service, Inc..........................    3.40%      11/15/46          477,637
                                                                                            -------------
                                                                                                5,396,770
                                                                                            -------------
             AIRLINES - 0.2%
    385,000  Southwest Airlines Co...............................    2.75%      11/06/19          391,214
    420,000  Southwest Airlines Co...............................    2.65%      11/05/20          425,330
    250,000  Southwest Airlines Co...............................    3.00%      11/15/26          242,960
                                                                                            -------------
                                                                                                1,059,504
                                                                                            -------------
             AUTOMOBILES - 0.0%
    250,000  Ford Motor Co.......................................    5.29%      12/08/46          257,539
                                                                                            -------------
             BANKS - 7.1%
  1,400,000  Bank of America Corp................................    2.60%      01/15/19        1,413,710
    400,000  Bank of America Corp. (a)...........................    2.17%      04/01/19          403,791
    100,000  Bank of America Corp................................    2.63%      10/19/20          101,088


                        See Notes to Financial Statements                Page 17

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

 PRINCIPAL                                                          STATED       STATED
   VALUE                         DESCRIPTION                        COUPON      MATURITY        VALUE
-----------  ----------------------------------------------------  ---------  ------------  -------------
CORPORATE BONDS AND NOTES (CONTINUED)

             BANKS (CONTINUED)
$   600,000  Bank of America Corp................................    2.63%      04/19/21    $     603,200
    725,000  Bank of America Corp................................    5.70%      01/24/22          820,054
    250,000  Bank of America Corp. (a)...........................    2.34%      10/21/22          253,990
    250,000  Bank of America Corp................................    2.50%      10/21/22          247,108
    500,000  Bank of America Corp. (a)...........................    2.32%      01/20/23          505,841
    500,000  Bank of America Corp. (a)...........................    2.88%      04/24/23          501,483
    450,000  Bank of America Corp................................    4.00%      04/01/24          471,958
    100,000  Bank of America Corp................................    4.00%      01/22/25          101,840
    400,000  Bank of America Corp................................    4.45%      03/03/26          417,045
    950,000  Bank of America Corp................................    3.50%      04/19/26          955,027
    150,000  Bank of America Corp................................    3.25%      10/21/27          145,263
    250,000  Bank of America Corp................................    4.18%      11/25/27          254,763
    500,000  Bank of America Corp. (a)...........................    3.82%      01/20/28          509,289
    500,000  Bank of America Corp. (a)...........................    3.71%      04/24/28          504,280
    250,000  Bank of America Corp. (a)...........................    4.24%      04/24/38          260,489
    225,000  Bank of America Corp................................    5.88%      02/07/42          282,968
    225,000  Bank of America Corp................................    4.88%      04/01/44          252,888
    250,000  Bank of America Corp. (a)...........................    4.44%      01/20/48          265,086
  1,000,000  BB&T Corp...........................................    2.05%      05/10/21          992,744
    500,000  BB&T Corp. (a)......................................    1.95%      04/01/22          503,478
    500,000  Citibank N.A. (a)...................................    1.61%      03/20/19          500,850
    800,000  Citigroup, Inc......................................    2.15%      07/30/18          802,726
    300,000  Citigroup, Inc......................................    2.50%      09/26/18          302,124
    300,000  Citigroup, Inc......................................    2.05%      06/07/19          300,334
  1,000,000  Citigroup, Inc. (a).................................    2.15%      06/07/19        1,009,595
  1,000,000  Citigroup, Inc. (a).................................    2.09%      01/10/20        1,007,584
    500,000  Citigroup, Inc......................................    2.45%      01/10/20          503,302
    250,000  Citigroup, Inc......................................    2.40%      02/18/20          251,503
    600,000  Citigroup, Inc......................................    2.70%      03/30/21          604,301
    350,000  Citigroup, Inc......................................    2.35%      08/02/21          347,156
  1,000,000  Citigroup, Inc. (a).................................    2.29%      12/08/21        1,010,134
    250,000  Citigroup, Inc......................................    2.90%      12/08/21          252,790
    775,000  Citigroup, Inc......................................    4.50%      01/14/22          834,219
    500,000  Citigroup, Inc......................................    2.75%      04/25/22          499,767
    500,000  Citigroup, Inc. (a).................................    2.28%      05/17/24          499,960
    450,000  Citigroup, Inc......................................    4.60%      03/09/26          473,048
    300,000  Citigroup, Inc......................................    3.40%      05/01/26          297,330
    250,000  Citigroup, Inc......................................    3.20%      10/21/26          243,421
    300,000  Citigroup, Inc......................................    4.30%      11/20/26          308,735
    100,000  Citigroup, Inc......................................    4.45%      09/29/27          104,130
    500,000  Citigroup, Inc. (a).................................    3.89%      01/10/28          508,735
    500,000  Citigroup, Inc......................................    4.13%      07/25/28          508,684
    200,000  Citigroup, Inc......................................    5.88%      01/30/42          252,943
    100,000  Citigroup, Inc......................................    6.68%      09/13/43          133,919
    750,000  Citigroup, Inc......................................    4.75%      05/18/46          790,421
    500,000  Citigroup, Inc. (a).................................    4.28%      04/24/48          513,732
    600,000  HSBC Bank USA N.A...................................    4.88%      08/24/20          645,593
    100,000  HSBC USA, Inc.......................................    1.50%      11/13/17           99,954
  1,000,000  HSBC USA, Inc.......................................    1.63%      01/16/18        1,000,414


Page 18                 See Notes to Financial Statements

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

 PRINCIPAL                                                          STATED       STATED
   VALUE                         DESCRIPTION                        COUPON      MATURITY        VALUE
-----------  ----------------------------------------------------  ---------  ------------  -------------
CORPORATE BONDS AND NOTES (CONTINUED)

             BANKS (CONTINUED)
$   400,000  JPMorgan Chase & Co.................................    1.85%      03/22/19    $     399,680
    400,000  JPMorgan Chase & Co.................................    2.20%      10/22/19          401,413
    150,000  JPMorgan Chase & Co.................................    2.55%      03/01/21          150,814
  1,000,000  JPMorgan Chase & Co. (a)............................    1.77%      03/09/21        1,000,360
    550,000  JPMorgan Chase & Co.................................    4.63%      05/10/21          593,223
    450,000  JPMorgan Chase & Co.................................    2.40%      06/07/21          449,398
  1,000,000  JPMorgan Chase & Co. (a)............................    2.16%      01/15/23        1,006,833
    325,000  JPMorgan Chase & Co.................................    3.20%      01/25/23          331,612
    250,000  JPMorgan Chase & Co. (a)............................    2.78%      04/25/23          250,617
    500,000  JPMorgan Chase & Co.................................    2.70%      05/18/23          494,918
    250,000  JPMorgan Chase & Co. (a)............................    2.38%      10/24/23          253,974
    400,000  JPMorgan Chase & Co.................................    3.88%      02/01/24          419,590
    850,000  JPMorgan Chase & Co.................................    3.30%      04/01/26          845,005
    300,000  JPMorgan Chase & Co.................................    4.13%      12/15/26          311,343
    250,000  JPMorgan Chase & Co.................................    3.63%      12/01/27          247,973
    500,000  JPMorgan Chase & Co. (a)............................    3.78%      02/01/28          511,922
    500,000  JPMorgan Chase & Co. (a)............................    3.54%      05/01/28          502,134
    400,000  JPMorgan Chase & Co.................................    6.40%      05/15/38          536,962
    100,000  JPMorgan Chase & Co.................................    4.85%      02/01/44          115,508
    150,000  JPMorgan Chase & Co.................................    4.95%      06/01/45          167,731
    500,000  JPMorgan Chase & Co. (a)............................    4.26%      02/22/48          524,405
    437,000  JPMorgan Chase Bank N.A.............................    6.00%      10/01/17          441,495
    600,000  Wells Fargo & Co....................................    6.00%      11/15/17          609,526
    575,000  Wells Fargo & Co....................................    2.13%      04/22/19          578,149
    200,000  Wells Fargo & Co....................................    2.15%      01/30/20          200,589
    100,000  Wells Fargo & Co....................................    2.55%      12/07/20          101,196
    900,000  Wells Fargo & Co....................................    3.00%      01/22/21          919,520
    550,000  Wells Fargo & Co....................................    2.50%      03/04/21          552,191
    300,000  Wells Fargo & Co....................................    2.10%      07/26/21          296,148
  1,000,000  Wells Fargo & Co. (a)...............................    2.11%      02/11/22        1,008,982
  1,000,000  Wells Fargo & Co. (a)...............................    2.26%      01/24/23        1,011,241
    250,000  Wells Fargo & Co. (a)...............................    2.40%      10/31/23          254,628
    425,000  Wells Fargo & Co....................................    3.30%      09/09/24          431,495
    550,000  Wells Fargo & Co....................................    3.00%      04/22/26          537,777
    100,000  Wells Fargo & Co....................................    4.10%      06/03/26          103,663
    250,000  Wells Fargo & Co....................................    3.00%      10/23/26          243,733
    200,000  Wells Fargo & Co....................................    4.30%      07/22/27          209,740
    500,000  Wells Fargo & Co. (a)...............................    3.58%      05/22/28          505,943
    100,000  Wells Fargo & Co....................................    4.90%      11/17/45          109,297
    275,000  Wells Fargo & Co....................................    4.40%      06/14/46          279,094
    750,000  Wells Fargo & Co....................................    4.75%      12/07/46          802,707
  1,000,000  Wells Fargo Bank N.A. (a)...........................    1.70%      11/28/18        1,004,442
    250,000  Wells Fargo Bank N.A................................    1.75%      05/24/19          249,584
    500,000  Wells Fargo Bank N.A. (a)...........................    1.87%      12/06/19          506,028
    200,000  Wells Fargo Bank N.A................................    5.95%      08/26/36          252,040
                                                                                            -------------
                                                                                               46,099,410
                                                                                            -------------
             BEVERAGES - 1.1%
    690,000  Anheuser-Busch Inbev Worldwide, Inc.................    2.65%      02/01/21          699,831
    200,000  Anheuser-Busch Inbev Worldwide, Inc.................    2.50%      07/15/22          199,952
    625,000  Anheuser-Busch Inbev Worldwide, Inc.................    3.30%      02/01/23          644,376


                        See Notes to Financial Statements                Page 19

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

 PRINCIPAL                                                          STATED       STATED
   VALUE                         DESCRIPTION                        COUPON      MATURITY        VALUE
-----------  ----------------------------------------------------  ---------  ------------  -------------
CORPORATE BONDS AND NOTES (CONTINUED)

             BEVERAGES (CONTINUED)
$   600,000  Anheuser-Busch Inbev Worldwide, Inc.................    3.65%      02/01/26    $     619,268
    875,000  Anheuser-Busch Inbev Worldwide, Inc.................    4.70%      02/01/36          966,060
  1,100,000  Anheuser-Busch Inbev Worldwide, Inc.................    4.90%      02/01/46        1,246,472
    250,000  Coca-Cola (The) Co..................................    1.38%      05/30/19          249,085
    150,000  Coca-Cola (The) Co..................................    1.88%      10/27/20          149,789
    250,000  Coca-Cola (The) Co..................................    1.55%      09/01/21          245,164
    975,000  Coca-Cola (The) Co..................................    3.20%      11/01/23        1,012,636
    100,000  Coca-Cola (The) Co..................................    2.88%      10/27/25          100,690
    100,000  Coca-Cola (The) Co..................................    2.55%      06/01/26           97,068
    250,000  Coca-Cola (The) Co..................................    2.25%      09/01/26          237,654
    550,000  Molson Coors Brewing Co.............................    4.20%      07/15/46          544,654
                                                                                            -------------
                                                                                                7,012,699
                                                                                            -------------
             BIOTECHNOLOGY - 0.6%
    350,000  AbbVie, Inc.........................................    2.50%      05/14/20          354,294
    375,000  AbbVie, Inc.........................................    2.90%      11/06/22          378,993
    250,000  AbbVie, Inc.........................................    3.60%      05/14/25          255,439
    175,000  AbbVie, Inc.........................................    4.40%      11/06/42          179,964
    300,000  AbbVie, Inc.........................................    4.70%      05/14/45          320,046
    500,000  Amgen, Inc..........................................    1.90%      05/10/19          500,695
    500,000  Amgen, Inc..........................................    2.20%      05/11/20          502,872
    450,000  Amgen, Inc..........................................    2.70%      05/01/22          453,075
    500,000  Amgen, Inc..........................................    2.65%      05/11/22          502,227
    200,000  Amgen, Inc..........................................    3.63%      05/22/24          208,938
    100,000  Amgen, Inc..........................................    2.60%      08/19/26           94,827
    200,000  Amgen, Inc..........................................    5.38%      05/15/43          227,292
    100,000  Amgen, Inc..........................................    4.40%      05/01/45          103,126
                                                                                            -------------
                                                                                                4,081,788
                                                                                            -------------
             BUILDING PRODUCTS - 0.2%
    450,000  Masco Corp..........................................    3.50%      04/01/21          464,387
    250,000  Masco Corp..........................................    3.50%      11/15/27          248,351
    250,000  Masco Corp..........................................    4.50%      05/15/47          252,165
    500,000  Owens Corning.......................................    4.30%      07/15/47          483,001
                                                                                            -------------
                                                                                                1,447,904
                                                                                            -------------
             CAPITAL MARKETS - 3.5%
    825,000  Goldman Sachs Group (The), Inc......................    6.15%      04/01/18          851,629
  1,000,000  Goldman Sachs Group (The), Inc. (a).................    2.37%      04/30/18        1,007,743
    300,000  Goldman Sachs Group (The), Inc......................    2.00%      04/25/19          300,002
    600,000  Goldman Sachs Group (The), Inc......................    2.55%      10/23/19          606,885
    700,000  Goldman Sachs Group (The), Inc. (a).................    2.04%      12/13/19          704,384
    500,000  Goldman Sachs Group (The), Inc......................    2.30%      12/13/19          501,651
    500,000  Goldman Sachs Group (The), Inc......................    2.60%      04/23/20          504,972
    500,000  Goldman Sachs Group (The), Inc. (a).................    2.02%      12/27/20          501,037
    700,000  Goldman Sachs Group (The), Inc......................    2.63%      04/25/21          702,007
    500,000  Goldman Sachs Group (The), Inc......................    2.35%      11/15/21          493,780
    497,000  Goldman Sachs Group (The), Inc. (a).................    2.28%      04/26/22          500,986
    500,000  Goldman Sachs Group (The), Inc......................    3.00%      04/26/22          504,112
    700,000  Goldman Sachs Group (The), Inc......................    3.63%      01/22/23          723,388
    250,000  Goldman Sachs Group (The), Inc. (a).................    2.27%      06/05/23          250,332


Page 20                 See Notes to Financial Statements

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

 PRINCIPAL                                                          STATED       STATED
   VALUE                         DESCRIPTION                        COUPON      MATURITY        VALUE
-----------  ----------------------------------------------------  ---------  ------------  -------------
CORPORATE BONDS AND NOTES (CONTINUED)

             CAPITAL MARKETS (CONTINUED)
$   250,000  Goldman Sachs Group (The), Inc. (a).................    2.91%      06/05/23    $     249,788
    600,000  Goldman Sachs Group (The), Inc......................    4.00%      03/03/24          628,643
    150,000  Goldman Sachs Group (The), Inc......................    3.50%      01/23/25          151,775
    600,000  Goldman Sachs Group (The), Inc......................    4.25%      10/21/25          621,277
    550,000  Goldman Sachs Group (The), Inc......................    3.75%      02/25/26          561,042
    500,000  Goldman Sachs Group (The), Inc......................    3.50%      11/16/26          497,939
    750,000  Goldman Sachs Group (The), Inc......................    3.85%      01/26/27          763,811
    250,000  Goldman Sachs Group (The), Inc. (a).................    3.69%      06/05/28          251,303
    400,000  Goldman Sachs Group (The), Inc......................    6.25%      02/01/41          523,594
     50,000  Goldman Sachs Group (The), Inc......................    4.75%      10/21/45           55,456
    800,000  Morgan Stanley (a)..................................    2.00%      01/24/19          805,914
    695,000  Morgan Stanley......................................    2.50%      01/24/19          700,630
    400,000  Morgan Stanley......................................    2.65%      01/27/20          404,467
    100,000  Morgan Stanley (a)..................................    1.98%      02/14/20          100,434
  1,000,000  Morgan Stanley......................................    2.50%      04/21/21          999,769
    550,000  Morgan Stanley......................................    5.50%      07/28/21          610,430
    500,000  Morgan Stanley......................................    2.63%      11/17/21          499,570
    875,000  Morgan Stanley (a)..................................    2.34%      01/20/22          884,204
    500,000  Morgan Stanley......................................    2.75%      05/19/22          500,232
    300,000  Morgan Stanley......................................    3.75%      02/25/23          312,181
    500,000  Morgan Stanley (a)..................................    2.55%      10/24/23          509,058
    450,000  Morgan Stanley......................................    3.88%      04/29/24          468,099
    500,000  Morgan Stanley (a)..................................    2.37%      05/08/24          502,990
    800,000  Morgan Stanley......................................    3.88%      01/27/26          824,481
    250,000  Morgan Stanley......................................    4.35%      09/08/26          260,401
    250,000  Morgan Stanley......................................    3.63%      01/20/27          252,100
    350,000  Morgan Stanley......................................    6.38%      07/24/42          466,903
    100,000  Morgan Stanley......................................    4.30%      01/27/45          103,665
    250,000  Morgan Stanley......................................    4.38%      01/22/47          261,459
    300,000  Nasdaq, Inc.........................................    3.85%      06/30/26          304,960
    250,000  TD Ameritrade Holding Corp..........................    3.30%      04/01/27          249,995
                                                                                            -------------
                                                                                               22,479,478
                                                                                            -------------
             CHEMICALS - 0.4%
    250,000  CF Industries, Inc. (b).............................    3.40%      12/01/21          253,017
    250,000  Chevron Phillips Chemical Co., LLC/Chevron Phillips
                Chemical Co., L.P. (b)...........................    3.40%      12/01/26          254,468
    525,000  Dow Chemical (The) Co...............................    8.55%      05/15/19          588,277
    200,000  Dow Chemical (The) Co...............................    3.00%      11/15/22          204,094
     75,000  Dow Chemical (The) Co...............................    4.63%      10/01/44           80,141
    140,000  EI du Pont de Nemours & Co. (a).....................    1.70%      05/01/20          140,900
    250,000  EI du Pont de Nemours & Co..........................    2.20%      05/01/20          251,459
    250,000  Sherwin-Williams (The) Co...........................    2.75%      06/01/22          250,136
    250,000  Sherwin-Williams (The) Co...........................    3.13%      06/01/24          251,646
    250,000  Sherwin-Williams (The) Co...........................    3.45%      06/01/27          252,165
    100,000  Westlake Chemical Corp..............................    3.60%      08/15/26           99,441
    250,000  Westlake Chemical Corp..............................    5.00%      08/15/46          265,100
                                                                                            -------------
                                                                                                2,890,844
                                                                                            -------------


                        See Notes to Financial Statements                Page 21

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

 PRINCIPAL                                                          STATED       STATED
   VALUE                         DESCRIPTION                        COUPON      MATURITY        VALUE
-----------  ----------------------------------------------------  ---------  ------------  -------------
CORPORATE BONDS AND NOTES (CONTINUED)

             COMMUNICATIONS EQUIPMENT - 0.3%
$   100,000  Cisco Systems, Inc..................................    1.40%      09/20/19    $      99,344
    100,000  Cisco Systems, Inc..................................    2.45%      06/15/20          101,648
    800,000  Cisco Systems, Inc..................................    2.20%      09/20/23          783,219
    500,000  Cisco Systems, Inc..................................    3.63%      03/04/24          529,326
    100,000  Cisco Systems, Inc..................................    2.95%      02/28/26          100,139
    200,000  Cisco Systems, Inc..................................    2.50%      09/20/26          192,017
    225,000  Cisco Systems, Inc..................................    5.90%      02/15/39          293,155
                                                                                            -------------
                                                                                                2,098,848
                                                                                            -------------
             CONSTRUCTION MATERIALS - 0.1%
    250,000  CRH America Finance, Inc. (b).......................    3.40%      05/09/27          250,534
    250,000  CRH America Finance, Inc. (b).......................    4.40%      05/09/47          257,768
    250,000  Vulcan Materials Co.................................    3.90%      04/01/27          257,430
    250,000  Vulcan Materials Co.................................    4.50%      06/15/47          253,828
                                                                                            -------------
                                                                                                1,019,560
                                                                                            -------------
             CONSUMER FINANCE - 2.4%
    400,000  American Express Centurion Bank.....................    6.00%      09/13/17          403,278
    450,000  American Express Co.................................    3.63%      12/05/24          461,206
    800,000  American Express Credit Corp........................    2.13%      07/27/18          803,296
    200,000  American Express Credit Corp........................    1.88%      11/05/18          200,348
    297,000  American Express Credit Corp. (a)...................    1.82%      03/18/19          298,558
    500,000  American Express Credit Corp........................    1.70%      10/30/19          497,474
    250,000  American Express Credit Corp........................    2.20%      03/03/20          251,284
    150,000  American Express Credit Corp........................    2.60%      09/14/20          152,258
    575,000  American Express Credit Corp........................    2.25%      05/05/21          574,426
    250,000  American Express Credit Corp. (a)...................    1.92%      03/03/22          251,863
    250,000  American Express Credit Corp........................    2.70%      03/03/22          252,465
    500,000  American Express Credit Corp........................    3.30%      05/03/27          500,211
    500,000  Capital One Financial Corp. (a).....................    2.17%      03/09/22          499,338
    550,000  Capital One Financial Corp..........................    3.75%      04/24/24          562,838
    350,000  Capital One Financial Corp..........................    3.75%      07/28/26          342,188
    250,000  Capital One N.A.....................................    2.25%      09/13/21          245,611
  1,000,000  Capital One N.A. (a)................................    2.32%      01/30/23        1,006,416
    300,000  Caterpillar Financial Services Corp. (a)............    1.81%      01/10/20          301,912
    500,000  Caterpillar Financial Services Corp.................    2.10%      01/10/20          503,506
  1,039,000  Caterpillar Financial Services Corp.................    1.70%      08/09/21        1,016,304
    250,000  Caterpillar Financial Services Corp.................    2.40%      06/06/22          249,530
    150,000  Caterpillar Financial Services Corp.................    3.25%      12/01/24          153,930
    400,000  Ford Motor Credit Co., LLC..........................    2.88%      10/01/18          404,088
    250,000  Ford Motor Credit Co., LLC..........................    2.26%      03/28/19          250,787
    500,000  Ford Motor Credit Co., LLC..........................    1.90%      08/12/19          496,429
    200,000  Ford Motor Credit Co., LLC (a)......................    2.30%      01/09/20          201,488
    200,000  Ford Motor Credit Co., LLC..........................    2.68%      01/09/20          201,465
    200,000  Ford Motor Credit Co., LLC..........................    2.46%      03/27/20          200,305
    500,000  Ford Motor Credit Co., LLC..........................    2.43%      06/12/20          500,191
    100,000  Ford Motor Credit Co., LLC..........................    3.22%      01/09/22          100,994
    250,000  Ford Motor Credit Co., LLC..........................    3.34%      03/28/22          253,955
    450,000  Ford Motor Credit Co., LLC..........................    3.10%      05/04/23          445,193
    725,000  Ford Motor Credit Co., LLC..........................    4.38%      08/06/23          763,791
    200,000  Ford Motor Credit Co., LLC..........................    3.81%      01/09/24          202,788


Page 22                 See Notes to Financial Statements

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

 PRINCIPAL                                                          STATED       STATED
   VALUE                         DESCRIPTION                        COUPON      MATURITY        VALUE
-----------  ----------------------------------------------------  ---------  ------------  -------------
CORPORATE BONDS AND NOTES (CONTINUED)

             CONSUMER FINANCE (CONTINUED)
$   350,000  Ford Motor Credit Co., LLC..........................    4.13%      08/04/25    $     356,647
    100,000  General Motors Financial Co., Inc...................    2.40%      05/09/19          100,312
    250,000  General Motors Financial Co., Inc...................    2.65%      04/13/20          251,329
    250,000  General Motors Financial Co., Inc...................    3.20%      07/06/21          253,042
    250,000  General Motors Financial Co., Inc. (a)..............    2.71%      01/14/22          255,079
    200,000  General Motors Financial Co., Inc...................    5.25%      03/01/26          216,392
    100,000  General Motors Financial Co., Inc...................    4.00%      10/06/26           99,612
    250,000  General Motors Financial Co., Inc...................    4.35%      01/17/27          253,558
                                                                                            -------------
                                                                                               15,335,685
                                                                                            -------------
             CONTAINERS & PACKAGING - 0.1%
    200,000  International Paper Co..............................    3.00%      02/15/27          192,878
    150,000  International Paper Co..............................    4.40%      08/15/47          151,601
                                                                                            -------------
                                                                                                  344,479
                                                                                            -------------
             DIVERSIFIED FINANCIAL SERVICES - 0.3%
    250,000  Berkshire Hathaway Finance Corp. (a)................    1.62%      01/10/20          251,356
    175,000  Berkshire Hathaway, Inc.............................    2.20%      03/15/21          176,435
    125,000  Berkshire Hathaway, Inc.............................    2.75%      03/15/23          126,753
    425,000  Berkshire Hathaway, Inc.............................    3.13%      03/15/26          430,257
    350,000  Diamond 1 Finance Corp./Diamond 2 Finance
                Corp. (b)........................................    3.48%      06/01/19          358,346
    250,000  Diamond 1 Finance Corp./Diamond 2 Finance
                Corp. (b)........................................    4.42%      06/15/21          263,788
    250,000  Voya Financial, Inc.................................    3.13%      07/15/24          247,262
                                                                                            -------------
                                                                                                1,854,197
                                                                                            -------------
             DIVERSIFIED TELECOMMUNICATION SERVICES - 1.8%
    500,000  AT&T, Inc...........................................    2.30%      03/11/19          503,172
    300,000  AT&T, Inc...........................................    2.45%      06/30/20          301,751
    250,000  AT&T, Inc...........................................    2.80%      02/17/21          252,864
    275,000  AT&T, Inc...........................................    3.88%      08/15/21          287,355
    250,000  AT&T, Inc...........................................    3.20%      03/01/22          253,318
    300,000  AT&T, Inc...........................................    3.00%      06/30/22          300,500
    150,000  AT&T, Inc...........................................    3.60%      02/17/23          153,708
    250,000  AT&T, Inc...........................................    3.80%      03/01/24          256,018
    150,000  AT&T, Inc...........................................    3.90%      03/11/24          153,838
    350,000  AT&T, Inc...........................................    3.40%      05/15/25          344,669
    650,000  AT&T, Inc...........................................    4.13%      02/17/26          667,599
    250,000  AT&T, Inc...........................................    5.25%      03/01/37          267,162
    425,000  AT&T, Inc...........................................    4.80%      06/15/44          422,774
    250,000  AT&T, Inc...........................................    4.35%      06/15/45          232,936
    250,000  AT&T, Inc...........................................    4.75%      05/15/46          246,103
    550,000  AT&T, Inc...........................................    5.65%      02/15/47          610,183
    250,000  AT&T, Inc...........................................    5.70%      03/01/57          274,511
    523,000  Verizon Communications, Inc. (a)....................    2.99%      09/14/18          532,557
    450,000  Verizon Communications, Inc. (a)....................    2.04%      06/17/19          453,488
  1,277,000  Verizon Communications, Inc. (b)....................    2.95%      03/15/22        1,287,275
    100,000  Verizon Communications, Inc. (a)....................    2.25%      03/16/22          101,242
    525,000  Verizon Communications, Inc.........................    5.15%      09/15/23          583,943
    650,000  Verizon Communications, Inc.........................    3.50%      11/01/24          657,033
    100,000  Verizon Communications, Inc.........................    2.63%      08/15/26           92,163
    250,000  Verizon Communications, Inc.........................    4.13%      03/16/27          258,710


                        See Notes to Financial Statements                Page 23

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

 PRINCIPAL                                                          STATED       STATED
   VALUE                         DESCRIPTION                        COUPON      MATURITY        VALUE
-----------  ----------------------------------------------------  ---------  ------------  -------------
CORPORATE BONDS AND NOTES (CONTINUED)

             DIVERSIFIED TELECOMMUNICATION SERVICES (CONTINUED)
$   231,000  Verizon Communications, Inc.........................    4.27%      01/15/36   $      223,654
    298,000  Verizon Communications, Inc.........................    4.13%      08/15/46          266,288
    500,000  Verizon Communications, Inc.........................    4.86%      08/21/46          502,027
    250,000  Verizon Communications, Inc.........................    4.52%      09/15/48          237,485
    249,000  Verizon Communications, Inc.........................    5.01%      08/21/54          246,889
    522,000  Verizon Communications, Inc.........................    4.67%      03/15/55          490,777
                                                                                            -------------
                                                                                               11,461,992
                                                                                            -------------
             ELECTRIC UTILITIES - 3.8%
    250,000  AEP Transmission Co., LLC...........................    3.10%      12/01/26          249,594
    250,000  AEP Transmission Co., LLC...........................    4.00%      12/01/46          258,948
    250,000  Alabama Power Co....................................    2.45%      03/30/22          251,020
    100,000  Alabama Power Co....................................    3.75%      03/01/45           99,053
  1,055,000  American Electric Power Co., Inc....................    1.65%      12/15/17        1,055,209
    250,000  American Electric Power Co., Inc....................    2.95%      12/15/22          254,834
    300,000  Appalachian Power Co................................    4.40%      05/15/44          320,107
    250,000  Baltimore Gas & Electric Co.........................    2.40%      08/15/26          236,906
    250,000  Baltimore Gas & Electric Co.........................    3.50%      08/15/46          238,992
    240,000  CenterPoint Energy Houston Electric LLC.............    2.25%      08/01/22          237,267
    250,000  CenterPoint Energy Houston Electric LLC.............    2.40%      09/01/26          237,917
    500,000  CenterPoint Energy Houston Electric LLC.............    3.00%      02/01/27          498,022
    295,000  CenterPoint Energy Houston Electric LLC.............    4.50%      04/01/44          330,979
    200,000  Commonwealth Edison Co..............................    2.55%      06/15/26          192,671
    300,000  Commonwealth Edison Co..............................    3.40%      09/01/21          312,406
    300,000  Commonwealth Edison Co..............................    3.70%      03/01/45          296,077
    400,000  Commonwealth Edison Co..............................    3.65%      06/15/46          389,784
    575,000  Constellation Energy Group, Inc.....................    5.15%      12/01/20          620,630
    100,000  Duke Energy Carolinas LLC...........................    2.50%      03/15/23          100,282
    250,000  Duke Energy Carolinas LLC...........................    2.95%      12/01/26          249,123
    350,000  Duke Energy Carolinas LLC...........................    6.00%      01/15/38          463,448
     50,000  Duke Energy Carolinas LLC...........................    3.75%      06/01/45           49,863
    100,000  Duke Energy Carolinas LLC...........................    3.88%      03/15/46          102,223
    200,000  Duke Energy Corp....................................    2.10%      06/15/18          200,817
    250,000  Duke Energy Corp....................................    1.80%      09/01/21          244,286
    300,000  Duke Energy Corp....................................    3.55%      09/15/21          312,468
    450,000  Duke Energy Corp....................................    3.75%      09/01/46          429,345
    500,000  Duke Energy Florida LLC.............................    3.20%      01/15/27          507,004
    250,000  Duke Energy Florida LLC.............................    3.40%      10/01/46          233,087
    100,000  Duke Energy Indiana LLC.............................    3.75%      05/15/46           98,827
    250,000  Duke Energy Progress LLC............................    3.70%      10/15/46          246,361
    350,000  Entergy Corp........................................    2.95%      09/01/26          335,811
    250,000  Entergy Louisiana LLC...............................    3.12%      09/01/27          249,467
    500,000  Exelon Corp.........................................    3.50%      06/01/22          511,384
    200,000  Exelon Corp.........................................    2.45%      04/15/21          199,629
     50,000  Exelon Corp.........................................    5.10%      06/15/45           56,244
    250,000  Exelon Corp.........................................    4.45%      04/15/46          259,432
    250,000  FirstEnergy Corp....................................    2.85%      07/15/22          250,054
    350,000  Florida Power & Light Co............................    3.25%      06/01/24          362,333
    210,000  Florida Power & Light Co............................    4.05%      06/01/42          221,546
    250,000  Great Plains Energy, Inc............................    3.90%      04/01/27          253,405


Page 24                 See Notes to Financial Statements

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

 PRINCIPAL                                                          STATED       STATED
   VALUE                         DESCRIPTION                        COUPON      MATURITY        VALUE
-----------  ----------------------------------------------------  ---------  ------------  -------------
CORPORATE BONDS AND NOTES (CONTINUED)

             ELECTRIC UTILITIES (CONTINUED)
$   410,000  Great Plains Energy, Inc............................    4.85%      04/01/47    $     423,551
    100,000  Indiana Michigan Power Co...........................    4.55%      03/15/46          109,839
    500,000  Indiana Michigan Power Co...........................    3.75%      07/01/47          487,779
    410,000  Metropolitan Edison Co. (b).........................    3.50%      03/15/23          417,162
    125,000  Monongahela Power Co. (b)...........................    5.40%      12/15/43          152,382
    150,000  Ohio Edison Co......................................    6.88%      07/15/36          201,387
    295,000  Pacific Gas & Electric Co...........................    5.63%      11/30/17          299,861
    250,000  Pacific Gas & Electric Co...........................    3.50%      06/15/25          258,737
    100,000  Pacific Gas & Electric Co...........................    2.95%      03/01/26           99,420
    500,000  Pacific Gas & Electric Co...........................    3.30%      03/15/27          511,774
    600,000  Pacific Gas & Electric Co...........................    4.30%      03/15/45          644,252
    250,000  Pacific Gas & Electric Co...........................    4.25%      03/15/46          266,629
    750,000  Pacific Gas & Electric Co...........................    4.00%      12/01/46          773,870
    100,000  Public Service Electric & Gas Co....................    1.90%      03/15/21           99,176
    195,000  Public Service Electric & Gas Co....................    2.38%      05/15/23          193,615
    550,000  Public Service Electric & Gas Co....................    2.25%      09/15/26          519,594
    250,000  Public Service Electric & Gas Co....................    3.00%      05/15/27          250,817
    275,000  Public Service Electric & Gas Co....................    3.95%      05/01/42          285,603
    100,000  Public Service Electric & Gas Co....................    3.80%      03/01/46          101,950
    550,000  Southern (The) Co...................................    1.85%      07/01/19          548,134
    815,000  Southern (The) Co...................................    2.35%      07/01/21          809,826
    250,000  Southern (The) Co...................................    3.25%      07/01/26          245,037
    425,000  Southern (The) Co...................................    4.40%      07/01/46          434,486
    200,000  Southern California Edison Co.......................    3.50%      10/01/23          209,039
    200,000  Southern California Edison Co.......................    3.60%      02/01/45          195,051
    250,000  Southern California Edison Co.......................    4.00%      04/01/47          262,152
    500,000  Southern Co. Gas Capital Corp.......................    4.40%      05/30/47          512,081
  1,100,000  Southern Power Co...................................    1.85%      12/01/17        1,101,076
    250,000  Southern Power Co...................................    4.95%      12/15/46          259,166
    500,000  Southwestern Electric Power Co......................    2.75%      10/01/26          480,190
    100,000  Southwestern Electric Power Co......................    6.20%      03/15/40          128,909
    200,000  Virginia Electric & Power Co........................    3.45%      02/15/24          206,735
    450,000  Virginia Electric & Power Co........................    2.95%      11/15/26          446,131
    250,000  Virginia Electric & Power Co........................    3.50%      03/15/27          257,577
    475,000  Virginia Electric & Power Co........................    4.45%      02/15/44          521,005
    250,000  Virginia Electric & Power Co........................    4.00%      11/15/46          258,884
                                                                                            -------------
                                                                                               24,989,732
                                                                                            -------------
             ENERGY EQUIPMENT & SERVICES - 0.1%
    250,000  Halliburton Co......................................    5.00%      11/15/45          267,019
    250,000  Nabors Industries, Inc. (b).........................    5.50%      01/15/23          237,812
                                                                                            -------------
                                                                                                  504,831
                                                                                            -------------
             EQUITY REAL ESTATE INVESTMENT TRUSTS - 0.0%
    250,000  American Tower Corp.................................    3.55%      07/15/27          248,415
                                                                                            -------------
             FOOD & STAPLES RETAILING - 0.6%
    600,000  CVS Health Corp.....................................    1.90%      07/20/18          601,713
    150,000  CVS Health Corp.....................................    2.80%      07/20/20          152,822
    600,000  CVS Health Corp.....................................    2.13%      06/01/21          593,237
    700,000  CVS Health Corp.....................................    4.00%      12/05/23          740,428


                        See Notes to Financial Statements                Page 25

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

 PRINCIPAL                                                          STATED       STATED
   VALUE                         DESCRIPTION                        COUPON      MATURITY        VALUE
-----------  ----------------------------------------------------  ---------  ------------  -------------
CORPORATE BONDS AND NOTES (CONTINUED)

             FOOD & STAPLES RETAILING (CONTINUED)
$   178,000  CVS Health Corp.....................................    3.88%      07/20/25    $     185,386
    150,000  CVS Health Corp.....................................    2.88%      06/01/26          145,646
    675,000  CVS Health Corp.....................................    5.13%      07/20/45          776,834
    250,000  Sysco Corp..........................................    3.25%      07/15/27          246,671
    325,000  Wal-Mart Stores, Inc................................    3.30%      04/22/24          339,650
    300,000  Wal-Mart Stores, Inc................................    4.30%      04/22/44          333,092
                                                                                            -------------
                                                                                                4,115,479
                                                                                            -------------
             FOOD PRODUCTS - 0.2%
    500,000  Tyson Foods, Inc....................................    3.55%      06/02/27          506,862
    500,000  Tyson Foods, Inc....................................    4.55%      06/02/47          528,552
                                                                                            -------------
                                                                                                1,035,414
                                                                                            -------------
             HEALTH CARE EQUIPMENT & SUPPLIES - 0.9%
    250,000  Abbott Laboratories.................................    2.90%      11/30/21          253,048
    250,000  Abbott Laboratories.................................    3.40%      11/30/23          256,278
    600,000  Abbott Laboratories.................................    4.90%      11/30/46          663,520
    500,000  Becton Dickinson and Co.............................    3.36%      06/06/24          501,894
    750,000  Becton Dickinson and Co.............................    3.70%      06/06/27          753,890
    500,000  Becton Dickinson and Co.............................    4.67%      06/06/47          521,896
    300,000  Medtronic, Inc......................................    2.50%      03/15/20          304,466
    750,000  Medtronic, Inc......................................    3.15%      03/15/22          776,635
    600,000  Medtronic, Inc......................................    3.50%      03/15/25          624,788
  1,150,000  Medtronic, Inc......................................    4.63%      03/15/45        1,297,415
                                                                                            -------------
                                                                                                5,953,830
                                                                                            -------------
             HEALTH CARE PROVIDERS & SERVICES - 0.8%
    750,000  UnitedHealth Group, Inc.............................    1.63%      03/15/19          745,427
    275,000  UnitedHealth Group, Inc.............................    4.70%      02/15/21          297,281
    100,000  UnitedHealth Group, Inc.............................    2.13%      03/15/21           99,804
    550,000  UnitedHealth Group, Inc.............................    2.88%      12/15/21          562,510
    100,000  UnitedHealth Group, Inc.............................    3.75%      07/15/25          105,435
    250,000  UnitedHealth Group, Inc.............................    3.10%      03/15/26          251,574
    500,000  UnitedHealth Group, Inc.............................    3.45%      01/15/27          514,726
    500,000  UnitedHealth Group, Inc.............................    3.38%      04/15/27          511,543
    150,000  UnitedHealth Group, Inc.............................    6.88%      02/15/38          213,462
    573,000  UnitedHealth Group, Inc.............................    4.75%      07/15/45          659,795
    500,000  UnitedHealth Group, Inc.............................    4.20%      01/15/47          528,800
    500,000  UnitedHealth Group, Inc.............................    4.25%      04/15/47          534,393
                                                                                            -------------
                                                                                                5,024,750
                                                                                            -------------
             HOTELS, RESTAURANTS & LEISURE - 0.2%
    330,000  McDonald's Corp.....................................    2.10%      12/07/18          331,972
    150,000  McDonald's Corp.....................................    3.70%      01/30/26          155,621
    500,000  McDonald's Corp.....................................    3.50%      03/01/27          509,269
    100,000  McDonald's Corp.....................................    4.88%      12/09/45          111,930
                                                                                            -------------
                                                                                                1,108,792
                                                                                            -------------
             HOUSEHOLD DURABLES - 0.2%
    250,000  DR Horton, Inc......................................    4.38%      09/15/22          266,392
    250,000  Newell Brands, Inc..................................    3.15%      04/01/21          256,029
    100,000  Newell Brands, Inc..................................    4.00%      12/01/24          104,054


Page 26                 See Notes to Financial Statements

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

 PRINCIPAL                                                          STATED       STATED
   VALUE                         DESCRIPTION                        COUPON      MATURITY        VALUE
-----------  ----------------------------------------------------  ---------  ------------  -------------
CORPORATE BONDS AND NOTES (CONTINUED)

             HOUSEHOLD DURABLES (CONTINUED)
$   350,000  Newell Brands, Inc..................................    4.20%      04/01/26    $     372,024
    525,000  Newell Brands, Inc..................................    5.50%      04/01/46          633,592
                                                                                            -------------
                                                                                                1,632,091
                                                                                            -------------
             HOUSEHOLD PRODUCTS - 0.1%
    250,000  Proctor & Gamble (The) Co...........................    1.70%      11/03/21          246,884
    100,000  Proctor & Gamble (The) Co...........................    2.70%      02/02/26           99,764
    250,000  Proctor & Gamble (The) Co...........................    2.45%      11/03/26          244,610
                                                                                            -------------
                                                                                                  591,258
                                                                                            -------------
             INDEPENDENT POWER AND RENEWABLE ELECTRICITY
                PRODUCERS - 0.2%
    250,000  NextEra Energy Capital Holdings, Inc................    2.06%      09/01/17          250,126
    250,000  NextEra Energy Capital Holdings, Inc................    2.30%      04/01/19          251,254
    525,000  NextEra Energy Capital Holdings, Inc................    2.40%      09/15/19          528,860
    500,000  NextEra Energy Capital Holdings, Inc................    3.55%      05/01/27          508,969
                                                                                            -------------
                                                                                                1,539,209
                                                                                            -------------
             INDUSTRIAL CONGLOMERATES - 0.2%
    250,000  3M Co...............................................    1.63%      09/19/21          247,385
    250,000  3M Co...............................................    2.25%      09/19/26          237,224
    250,000  3M Co...............................................    3.13%      09/19/46          225,635
    129,000  General Electric Co.................................    6.75%      03/15/32          177,086
    425,000  General Electric Co.................................    4.50%      03/11/44          473,295
                                                                                            -------------
                                                                                                1,360,625
                                                                                            -------------
             INSURANCE - 1.0%
    300,000  AIG Global Funding (b)..............................    2.15%      07/02/20          299,916
    400,000  American International Group, Inc...................    3.38%      08/15/20          414,223
    200,000  American International Group, Inc...................    4.13%      02/15/24          211,466
    100,000  American International Group, Inc...................    3.90%      04/01/26          102,487
     50,000  American International Group, Inc...................    3.88%      01/15/35           48,625
    300,000  American International Group, Inc...................    6.25%      05/01/36          376,430
    250,000  Brighthouse Financial, Inc. (b).....................    3.70%      06/22/27          247,473
    250,000  Brighthouse Financial, Inc. (b).....................    4.70%      06/22/47          247,792
    490,000  Chubb INA Holdings, Inc.............................    2.30%      11/03/20          493,024
    200,000  Chubb INA Holdings, Inc.............................    2.88%      11/03/22          203,601
    350,000  Chubb INA Holdings, Inc.............................    3.35%      05/03/26          358,382
    600,000  Chubb INA Holdings, Inc.............................    4.35%      11/03/45          659,546
    100,000  MetLife, Inc........................................    3.00%      03/01/25          100,400
    150,000  MetLife, Inc........................................    3.60%      11/13/25          155,751
    300,000  MetLife, Inc........................................    4.88%      11/13/43          339,899
    170,000  MetLife, Inc........................................    4.60%      05/13/46          187,512
    325,000  Metropolitan Life Global Funding I (a) (b)..........    1.70%      12/19/18          326,477
    500,000  Metropolitan Life Global Funding I (b)..............    2.65%      04/08/22          501,933
    500,000  Metropolitan Life Global Funding I (b)..............    3.45%      12/18/26          513,109
    200,000  Principal Financial Group, Inc......................    3.10%      11/15/26          197,467
    275,000  Prudential Financial, Inc...........................    4.60%      05/15/44          301,639
    500,000  Travelers (The) Cos., Inc...........................    4.00%      05/30/47          512,820
                                                                                            -------------
                                                                                                6,799,972
                                                                                            -------------


                        See Notes to Financial Statements                Page 27

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

 PRINCIPAL                                                          STATED       STATED
   VALUE                         DESCRIPTION                        COUPON      MATURITY        VALUE
-----------  ----------------------------------------------------  ---------  ------------  -------------
CORPORATE BONDS AND NOTES (CONTINUED)

             IT SERVICES - 0.5%
$   500,000  International Business Machines Corp................    1.63%      05/15/20    $     495,994
    100,000  International Business Machines Corp................    3.63%      02/12/24          104,619
    600,000  Visa, Inc...........................................    2.20%      12/14/20          605,309
    950,000  Visa, Inc...........................................    2.80%      12/14/22          967,939
    550,000  Visa, Inc...........................................    3.15%      12/14/25          558,999
    303,000  Visa, Inc...........................................    4.15%      12/14/35          328,921
    450,000  Visa, Inc...........................................    4.30%      12/14/45          494,787
                                                                                            -------------
                                                                                                3,556,568
                                                                                            -------------
             MACHINERY - 0.1%
    490,000  Parker-Hannifin Corp. (b)...........................    3.25%      03/01/27          496,010
    245,000  Parker-Hannifin Corp. (b)...........................    4.10%      03/01/47          257,114
                                                                                            -------------
                                                                                                  753,124
                                                                                            -------------
             MEDIA - 1.3%
    500,000  CBS Corp............................................    3.38%      02/15/28          491,130
    610,000  Charter Communications Operating LLC/Charter
                Communications Operating Capital.................    4.91%      07/23/25          660,067
    250,000  Charter Communications Operating LLC/Charter
                Communications Operating Capital (b).............    3.75%      02/15/28          246,845
    750,000  Charter Communications Operating LLC/Charter
                Communications Operating Capital.................    6.48%      10/23/45          903,334
    500,000  Charter Communications Operating LLC/Charter
                Communications Operating Capital (b).............    5.38%      05/01/47          530,972
    200,000  Comcast Corp........................................    3.15%      03/01/26          201,256
    300,000  Comcast Corp........................................    2.35%      01/15/27          281,930
    100,000  Comcast Corp........................................    4.60%      08/15/45          109,313
    250,000  Comcast Corp........................................    3.40%      07/15/46          228,258
    250,000  Discovery Communications LLC........................    3.80%      03/13/24          253,151
    450,000  Discovery Communications LLC........................    4.90%      03/11/26          477,817
    329,000  Time Warner Cable LLC...............................    6.75%      07/01/18          344,285
    100,000  Time Warner Cable LLC...............................    8.75%      02/14/19          110,033
    200,000  Time Warner Cable LLC...............................    4.50%      09/15/42          190,999
    100,000  Time Warner, Inc....................................    2.95%      07/15/26           94,525
    200,000  Time Warner, Inc....................................    6.50%      11/15/36          246,810
     50,000  Time Warner, Inc....................................    4.85%      07/15/45           51,682
  1,000,000  Walt Disney (The) Co................................    0.88%      07/12/19          985,433
    100,000  Walt Disney (The) Co................................    2.15%      09/17/20          100,728
    150,000  Walt Disney (The) Co................................    3.00%      02/13/26          150,945
    350,000  Walt Disney (The) Co................................    1.85%      07/30/26          318,974
    500,000  Walt Disney (The) Co................................    2.95%      06/15/27          496,314
    475,000  Walt Disney (The) Co................................    4.13%      06/01/44          499,822
    250,000  Walt Disney (The) Co................................    3.00%      07/30/46          219,171
                                                                                            -------------
                                                                                                8,193,794
                                                                                            -------------
             METALS & MINING - 0.1%
    250,000  Glencore Funding LLC (b)............................    4.13%      05/30/23          256,857
    250,000  Glencore Funding LLC (b)............................    4.00%      03/27/27          246,465
                                                                                            -------------
                                                                                                  503,322
                                                                                            -------------


Page 28                 See Notes to Financial Statements

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

 PRINCIPAL                                                          STATED       STATED
   VALUE                         DESCRIPTION                        COUPON      MATURITY        VALUE
-----------  ----------------------------------------------------  ---------  ------------  -------------
CORPORATE BONDS AND NOTES (CONTINUED)

             MULTI-UTILITIES - 1.0%
$   493,000  CMS Energy Corp.....................................    3.00%      05/15/26    $     483,277
    100,000  CMS Energy Corp.....................................    4.88%      03/01/44          111,888
     95,000  Consolidated Edison Co. of New York, Inc............    4.50%      12/01/45          104,779
    335,000  Consolidated Edison Co. of New York, Inc............    4.45%      03/15/44          367,705
    100,000  Consolidated Edison Co. of New York, Inc............    3.85%      06/15/46          101,071
    500,000  Consolidated Edison Co. of New York, Inc............    3.88%      06/15/47          508,067
    250,000  Consolidated Edison Co. of New York, Inc............    4.30%      12/01/56          261,345
    250,000  Consolidated Edison, Inc............................    2.00%      03/15/20          250,009
    100,000  Consolidated Edison, Inc............................    2.00%      05/15/21           98,532
    500,000  Dominion Energy, Inc................................    2.58%      07/01/20          502,942
    250,000  Dominion Resources, Inc.............................    1.88%      01/15/19          249,546
    250,000  Dominion Resources, Inc.............................    1.60%      08/15/19          248,011
    200,000  Dominion Resources, Inc.............................    5.20%      08/15/19          213,052
    250,000  Dominion Resources, Inc.............................    2.75%      01/15/22          251,621
    495,000  Dominion Resources, Inc.............................    4.70%      12/01/44          537,856
    250,000  NiSource Finance Corp...............................    3.49%      05/15/27          252,232
    600,000  NiSource Finance Corp...............................    4.38%      05/15/47          621,235
    250,000  Public Service Enterprise Group, Inc................    1.60%      11/15/19          247,396
    250,000  Public Service Enterprise Group, Inc................    2.00%      11/15/21          244,620
    500,000  Southern Co. Gas Capital Corp.......................    2.45%      10/01/23          485,757
    500,000  Southern Co. Gas Capital Corp.......................    3.95%      10/01/46          479,293
                                                                                            -------------
                                                                                                6,620,234
                                                                                            -------------
             OIL, GAS & CONSUMABLE FUELS - 3.9%
    150,000  Anadarko Petroleum Corp.............................    5.55%      03/15/26          167,912
    761,000  Anadarko Petroleum Corp.............................    6.45%      09/15/36          898,377
    344,000  Anadarko Petroleum Corp.............................    6.60%      03/15/46          426,363
    250,000  Boardwalk Pipelines L.P.............................    5.95%      06/01/26          278,866
    750,000  Boardwalk Pipelines L.P.............................    4.45%      07/15/27          769,414
    550,000  Chevron Corp........................................    1.56%      05/16/19          548,548
    175,000  Chevron Corp........................................    2.19%      11/15/19          176,784
    250,000  Chevron Corp. (a)...................................    1.43%      03/03/20          250,684
    750,000  Chevron Corp........................................    2.10%      05/16/21          748,147
    182,000  Chevron Corp. (a)...................................    1.75%      03/03/22          183,682
    550,000  Chevron Corp........................................    2.57%      05/16/23          551,365
    500,000  Chevron Corp........................................    2.90%      03/03/24          504,498
    150,000  Chevron Corp........................................    3.33%      11/17/25          153,896
  1,360,000  Chevron Corp........................................    2.95%      05/16/26        1,351,384
    500,000  Cimarex Energy Co...................................    3.90%      05/15/27          503,738
    225,000  ConocoPhillips......................................    6.50%      02/01/39          296,379
    300,000  ConocoPhillips Co...................................    4.20%      03/15/21          318,341
    250,000  ConocoPhillips Co...................................    5.95%      03/15/46          313,851
    325,000  Devon Energy Corp...................................    3.25%      05/15/22          323,359
    500,000  Enable Midstream Partners L.P.......................    4.40%      03/15/27          502,763
    185,000  Enbridge Energy Partners L.P........................    5.50%      09/15/40          194,428
    400,000  Enbridge Energy Partners L.P........................    7.38%      10/15/45          511,126
     50,000  Energy Transfer Partners L.P........................    4.15%      10/01/20           51,968
    400,000  Energy Transfer Partners L.P........................    3.60%      02/01/23          402,336
     50,000  Energy Transfer Partners L.P........................    4.05%      03/15/25           50,281
     50,000  Energy Transfer Partners L.P........................    4.75%      01/15/26           52,105


                        See Notes to Financial Statements                Page 29

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

 PRINCIPAL                                                          STATED       STATED
   VALUE                         DESCRIPTION                        COUPON      MATURITY        VALUE
-----------  ----------------------------------------------------  ---------  ------------  -------------
CORPORATE BONDS AND NOTES (CONTINUED)

             OIL, GAS & CONSUMABLE FUELS (CONTINUED)
$   250,000  Energy Transfer Partners L.P........................    4.20%      04/15/27    $     250,421
    175,000  Energy Transfer Partners L.P........................    6.50%      02/01/42          196,106
     50,000  Energy Transfer Partners L.P........................    6.13%      12/15/45           54,307
    250,000  Energy Transfer Partners L.P........................    5.30%      04/15/47          248,255
    250,000  EnLink Midstream Partners L.P.......................    5.45%      06/01/47          250,189
    100,000  Exxon Mobil Corp....................................    1.71%      03/01/19          100,244
    500,000  Exxon Mobil Corp....................................    2.22%      03/01/21          503,536
    150,000  Exxon Mobil Corp....................................    2.71%      03/06/25          149,092
    200,000  Exxon Mobil Corp....................................    3.04%      03/01/26          201,935
    825,000  Exxon Mobil Corp....................................    4.11%      03/01/46          872,506
    220,000  Kinder Morgan Energy Partners L.P...................    3.50%      03/01/21          225,459
    100,000  Kinder Morgan Energy Partners L.P...................    4.15%      02/01/24          102,939
    175,000  Kinder Morgan Energy Partners L.P...................    6.95%      01/15/38          209,615
    800,000  Kinder Morgan, Inc..................................    3.05%      12/01/19          814,354
    715,000  Kinder Morgan, Inc..................................    4.30%      06/01/25          744,580
    300,000  Kinder Morgan, Inc..................................    5.55%      06/01/45          319,064
    650,000  Kinder Morgan, Inc..................................    5.05%      02/15/46          655,180
    250,000  Marathon Oil Corp...................................    3.85%      06/01/25          244,440
    259,000  Marathon Oil Corp...................................    5.20%      06/01/45          249,214
    600,000  MPLX L.P............................................    4.13%      03/01/27          603,208
    500,000  MPLX L.P............................................    5.20%      03/01/47          516,892
    400,000  ONEOK Partners L.P..................................    3.38%      10/01/22          404,122
    500,000  ONEOK Partners L.P..................................    4.90%      03/15/25          536,180
    250,000  Phillips 66 Partners L.P............................    3.55%      10/01/26          243,300
    250,000  Phillips 66 Partners L.P............................    4.90%      10/01/46          247,049
    425,000  Pioneer Natural Resources Co........................    3.95%      07/15/22          445,826
    300,000  Plains All American Pipeline L.P./PAA Finance Corp..    4.65%      10/15/25          308,010
    250,000  Plains All American Pipeline L.P./PAA Finance Corp..    4.50%      12/15/26          253,310
    500,000  Sabine Pass Liquefaction LLC........................    5.00%      03/15/27          532,629
    250,000  Sabine Pass Liquefaction LLC (b)....................    4.20%      03/15/28          253,099
    350,000  Spectra Energy Capital LLC..........................    3.30%      03/15/23          351,744
    100,000  Sunoco Logistics Partners Operations L.P............    4.40%      04/01/21          105,162
    350,000  Sunoco Logistics Partners Operations L.P............    3.90%      07/15/26          344,064
    500,000  TC PipeLines L.P....................................    3.90%      05/25/27          499,919
    250,000  Valero Energy Corp..................................    3.40%      09/15/26          245,038
    125,000  Valero Energy Corp..................................    6.63%      06/15/37          154,850
    500,000  Valero Energy Partners L.P..........................    4.38%      12/15/26          512,057
    300,000  Williams Partners L.P...............................    3.60%      03/15/22          306,816
    250,000  Williams Partners L.P...............................    3.90%      01/15/25          253,145
     95,000  Williams Partners L.P...............................    4.00%      09/15/25           96,912
    250,000  Williams Partners L.P...............................    3.75%      06/15/27          247,965
    625,000  Williams Partners L.P...............................    4.90%      01/15/45          628,159
    270,000  Williams Partners L.P...............................    5.10%      09/15/45          280,771
                                                                                            -------------
                                                                                               25,292,258
                                                                                            -------------
             PHARMACEUTICALS - 0.4%
    250,000  Johnson & Johnson...................................    2.95%      03/03/27          253,300
    250,000  Johnson & Johnson...................................    3.63%      03/03/37          261,966
    250,000  Johnson & Johnson...................................    3.75%      03/03/47          259,735
    125,000  Merck & Co., Inc....................................    1.85%      02/10/20          125,289


Page 30                 See Notes to Financial Statements

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

 PRINCIPAL                                                          STATED       STATED
   VALUE                         DESCRIPTION                        COUPON      MATURITY        VALUE
-----------  ----------------------------------------------------  ---------  ------------  -------------
CORPORATE BONDS AND NOTES (CONTINUED)

             PHARMACEUTICALS (CONTINUED)
$   300,000  Merck & Co., Inc....................................    2.75%      02/10/25    $     299,342
    450,000  Merck & Co., Inc....................................    3.70%      02/10/45          449,923
    300,000  Pfizer, Inc.........................................    1.20%      06/01/18          299,479
    100,000  Pfizer, Inc.........................................    1.45%      06/03/19           99,633
    100,000  Pfizer, Inc.........................................    1.70%      12/15/19          100,195
    100,000  Pfizer, Inc.........................................    1.95%      06/03/21           99,902
    100,000  Pfizer, Inc.........................................    2.20%      12/15/21          100,253
                                                                                            -------------
                                                                                                2,349,017
                                                                                            -------------
             ROAD & RAIL - 0.7%
    425,000  CSX Corp............................................    3.40%      08/01/24          439,805
    350,000  CSX Corp............................................    2.60%      11/01/26          338,304
    250,000  CSX Corp............................................    3.80%      11/01/46          245,784
    200,000  CSX Corp............................................    4.50%      08/01/54          210,626
    250,000  CSX Corp............................................    4.25%      11/01/66          247,702
    100,000  Kansas City Southern................................    4.95%      08/15/45          109,473
    250,000  Norfolk Southern Corp...............................    2.90%      06/15/26          246,509
    300,000  Ryder System, Inc...................................    2.65%      03/02/20          302,315
    250,000  Ryder System, Inc...................................    2.25%      09/01/21          247,055
    500,000  Ryder System, Inc...................................    2.80%      03/01/22          502,280
    300,000  Union Pacific Corp..................................    3.75%      03/15/24          317,422
    100,000  Union Pacific Corp..................................    2.75%      03/01/26           98,866
    250,000  Union Pacific Corp..................................    3.00%      04/15/27          250,996
    183,000  Union Pacific Corp..................................    4.15%      01/15/45          192,403
    225,000  Union Pacific Corp..................................    4.05%      03/01/46          233,508
    100,000  Union Pacific Corp..................................    3.35%      08/15/46           93,469
    250,000  Union Pacific Corp..................................    4.00%      04/15/47          257,047
     70,000  Union Pacific Corp..................................    3.80%      10/01/51           68,739
                                                                                            -------------
                                                                                                4,402,303
                                                                                            -------------
             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
    250,000  Applied Materials, Inc..............................    3.30%      04/01/27          254,372
    250,000  Applied Materials, Inc..............................    4.35%      04/01/47          266,024
    250,000  Intel Corp. (a).....................................    1.26%      05/11/20          250,130
    250,000  Intel Corp..........................................    1.85%      05/11/20          250,173
    100,000  Intel Corp..........................................    1.70%      05/19/21           98,758
    250,000  Intel Corp. (a).....................................    1.53%      05/11/22          250,351
    250,000  Intel Corp..........................................    2.35%      05/11/22          250,752
    100,000  Intel Corp..........................................    3.10%      07/29/22          103,673
    375,000  Intel Corp..........................................    2.70%      12/15/22          380,082
    500,000  Intel Corp..........................................    2.88%      05/11/24          502,349
    100,000  Intel Corp..........................................    2.60%      05/19/26           96,772
    250,000  Intel Corp..........................................    3.15%      05/11/27          251,164
    150,000  Intel Corp..........................................    4.90%      07/29/45          174,700
    300,000  Intel Corp..........................................    4.10%      05/19/46          311,719
    500,000  Intel Corp..........................................    4.10%      05/11/47          518,960
                                                                                            -------------
                                                                                                3,959,979
                                                                                            -------------
             SOFTWARE - 1.0%
    250,000  Microsoft Corp......................................    1.10%      08/08/19          247,113
    250,000  Microsoft Corp......................................    1.85%      02/06/20          250,732
    150,000  Microsoft Corp......................................    2.00%      11/03/20          150,611


                        See Notes to Financial Statements                Page 31

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

 PRINCIPAL                                                          STATED       STATED
   VALUE                         DESCRIPTION                        COUPON      MATURITY        VALUE
-----------  ----------------------------------------------------  ---------  ------------  -------------
CORPORATE BONDS AND NOTES (CONTINUED)

             SOFTWARE (CONTINUED)
$   250,000  Microsoft Corp......................................    1.55%      08/08/21    $     244,752
    800,000  Microsoft Corp......................................    2.40%      02/06/22          808,037
    150,000  Microsoft Corp......................................    3.63%      12/15/23          159,029
    250,000  Microsoft Corp......................................    2.88%      02/06/24          254,289
    200,000  Microsoft Corp......................................    3.13%      11/03/25          204,285
    100,000  Microsoft Corp......................................    2.40%      08/08/26           96,354
    250,000  Microsoft Corp......................................    3.30%      02/06/27          257,827
    100,000  Microsoft Corp......................................    3.45%      08/08/36          100,267
    250,000  Microsoft Corp......................................    4.10%      02/06/37          269,823
    275,000  Microsoft Corp......................................    4.45%      11/03/45          306,745
    350,000  Microsoft Corp......................................    3.70%      08/08/46          347,257
    250,000  Microsoft Corp......................................    4.25%      02/06/47          271,360
    100,000  Oracle Corp.........................................    2.25%      10/08/19          101,265
    200,000  Oracle Corp.........................................    1.90%      09/15/21          198,361
    100,000  Oracle Corp.........................................    2.50%      05/15/22          101,016
    500,000  Oracle Corp.........................................    2.40%      09/15/23          493,935
    250,000  Oracle Corp.........................................    3.40%      07/08/24          260,570
    350,000  Oracle Corp.........................................    2.65%      07/15/26          336,248
     50,000  Oracle Corp.........................................    3.85%      07/15/36           51,791
    400,000  Oracle Corp.........................................    5.38%      07/15/40          487,518
    350,000  Oracle Corp.........................................    4.00%      07/15/46          354,365
                                                                                            -------------
                                                                                                6,353,550
                                                                                            -------------
             SPECIALTY RETAIL - 0.6%
    500,000  Home Depot (The), Inc...............................    2.00%      04/01/21          498,863
    770,000  Home Depot (The), Inc...............................    4.40%      04/01/21          830,346
    100,000  Home Depot (The), Inc...............................    3.35%      09/15/25          103,948
    550,000  Home Depot (The), Inc...............................    3.00%      04/01/26          553,554
    250,000  Home Depot (The), Inc...............................    2.13%      09/15/26          234,003
    100,000  Home Depot (The), Inc...............................    4.40%      03/15/45          109,791
    500,000  Home Depot (The), Inc...............................    4.25%      04/01/46          537,792
    500,000  Home Depot (The), Inc...............................    3.90%      06/15/47          508,197
    250,000  Home Depot (The), Inc...............................    3.50%      09/15/56          227,204
    250,000  Lowe's Cos., Inc....................................    3.10%      05/03/27          249,172
                                                                                            -------------
                                                                                                3,852,870
                                                                                            -------------
             TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.8%
    250,000  Apple, Inc. (a).....................................    1.26%      02/08/19          250,307
    250,000  Apple, Inc..........................................    1.10%      08/02/19          247,405
    250,000  Apple, Inc. (a).....................................    1.38%      02/07/20          250,705
    450,000  Apple, Inc..........................................    2.85%      05/06/21          462,928
    250,000  Apple, Inc..........................................    1.55%      08/04/21          244,387
    110,000  Apple, Inc. (a).....................................    1.68%      02/09/22          111,190
    375,000  Apple, Inc..........................................    2.40%      05/03/23          372,351
    250,000  Apple, Inc..........................................    3.00%      02/09/24          254,013
    500,000  Apple, Inc..........................................    2.85%      05/11/24          502,879
    100,000  Apple, Inc..........................................    2.45%      08/04/26           95,737
    250,000  Apple, Inc..........................................    3.35%      02/09/27          255,890
    500,000  Apple, Inc..........................................    3.20%      05/11/27          506,464
    100,000  Apple, Inc..........................................    4.45%      05/06/44          109,063
    100,000  Apple, Inc..........................................    3.45%      02/09/45           94,211


Page 32                 See Notes to Financial Statements

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

 PRINCIPAL                                                          STATED       STATED
   VALUE                         DESCRIPTION                        COUPON      MATURITY        VALUE
-----------  ----------------------------------------------------  ---------  ------------  -------------
CORPORATE BONDS AND NOTES (CONTINUED)

             TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (CONTINUED)
$   100,000  Apple, Inc..........................................    4.65%      02/23/46    $     112,367
    500,000  Apple, Inc..........................................    4.25%      02/09/47          531,663
     50,000  Hewlett Packard Enterprise Co.......................    2.45%      10/05/17           50,128
     50,000  Hewlett Packard Enterprise Co.......................    2.85%      10/05/18           50,443
    100,000  Hewlett Packard Enterprise Co.......................    3.60%      10/15/20          103,188
    150,000  Hewlett Packard Enterprise Co.......................    4.40%      10/15/22          159,202
    125,000  Hewlett Packard Enterprise Co.......................    4.90%      10/15/25          131,267
     50,000  Hewlett Packard Enterprise Co.......................    6.35%      10/15/45           53,021
                                                                                            -------------
                                                                                                4,948,809
                                                                                            -------------
             TEXTILES, APPAREL & LUXURY GOODS - 0.1%
    250,000  NIKE, Inc...........................................    2.38%      11/01/26          237,458
    100,000  NIKE, Inc...........................................    3.88%      11/01/45          100,923
    250,000  NIKE, Inc...........................................    3.38%      11/01/46          230,648
                                                                                            -------------
                                                                                                  569,029
                                                                                            -------------
             TRADING COMPANIES & DISTRIBUTORS - 0.0%
    250,000  Air Lease Corp......................................    2.63%      07/01/22          248,073
                                                                                            -------------
             WATER UTILITIES - 0.1%
    350,000  American Water Capital Corp.........................    4.00%      12/01/46          363,875
                                                                                            -------------
             TOTAL CORPORATE BONDS AND NOTES..............................................    255,934,060
             (Cost $253,707,797)                                                            -------------

FOREIGN CORPORATE BONDS AND NOTES - 1.9%

             BANKS - 0.5%
    500,000  HSBC Holdings PLC (a)...............................    3.46%      03/08/21          527,225
    700,000  HSBC Holdings PLC (a)...............................    2.85%      05/25/21          724,530
    475,000  HSBC Holdings PLC...................................    2.65%      01/05/22          474,204
    200,000  HSBC Holdings PLC (a)...............................    3.26%      03/13/23          203,922
    625,000  HSBC Holdings PLC...................................    3.90%      05/25/26          645,851
    350,000  HSBC Holdings PLC...................................    4.38%      11/23/26          363,865
    200,000  HSBC Holdings PLC (a)...............................    4.04%      03/13/28          207,405
    250,000  Royal Bank of Scotland PLC (a)......................    3.50%      05/15/23          251,901
                                                                                            -------------
                                                                                                3,398,903
                                                                                            -------------
             CAPITAL MARKETS - 0.2%
    200,000  Credit Suisse AG....................................    5.40%      01/14/20          214,897
    500,000  Credit Suisse Group AG (b)..........................    3.57%      01/09/23          512,899
    167,000  Deutsche Bank AG (a)................................    2.61%      01/18/19          169,001
    250,000  UBS Group Funding Switzerland AG (a) (b)............    2.41%      05/23/23          253,958
                                                                                            -------------
                                                                                                1,150,755
                                                                                            -------------
             DIVERSIFIED FINANCIAL SERVICES - 0.2%
    444,000  GE Capital International Funding Co.................    4.42%      11/15/35          484,172
    250,000  Shell International Finance, B.V....................    2.88%      05/10/26          246,977
    250,000  Shell International Finance, B.V....................    2.50%      09/12/26          239,309
    250,000  Shell International Finance, B.V....................    4.00%      05/10/46          247,483
    250,000  Shell International Finance, B.V....................    3.75%      09/12/46          237,192
                                                                                            -------------
                                                                                                1,455,133
                                                                                            -------------


                        See Notes to Financial Statements                Page 33

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

 PRINCIPAL                                                          STATED       STATED
   VALUE                         DESCRIPTION                        COUPON      MATURITY        VALUE
-----------  ----------------------------------------------------  ---------  ------------  -------------
FOREIGN CORPORATE BONDS AND NOTES (CONTINUED)

             DIVERSIFIED TELECOMMUNICATION SERVICES - 0.1%
$   250,000  Telefonica Emisiones SAU............................    4.10%      03/08/27    $     258,802
    500,000  Telefonica Emisiones SAU............................    5.21%      03/08/47          541,973
                                                                                            -------------
                                                                                                  800,775
                                                                                            -------------
             HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
    250,000  Medtronic Global Holdings SCA.......................    1.70%      03/28/19          250,222
    250,000  Medtronic Global Holdings SCA.......................    3.35%      04/01/27          255,176
                                                                                            -------------
                                                                                                  505,398
                                                                                            -------------
             METALS & MINING - 0.2%
    330,000  BHP Billiton Finance USA, Ltd.......................    5.00%      09/30/43          382,756
    186,000  Rio Tinto Finance USA, Ltd..........................    3.75%      06/15/25          195,969
    350,000  Vale Overseas, Ltd..................................    6.25%      08/10/26          378,438
                                                                                            -------------
                                                                                                  957,163
                                                                                            -------------
             OIL, GAS & CONSUMABLE FUELS - 0.5%
    100,000  BP Capital Markets PLC..............................    2.11%      09/16/21           99,174
    100,000  BP Capital Markets PLC..............................    3.12%      05/04/26           99,227
    100,000  BP Capital Markets PLC..............................    3.02%      01/16/27           97,411
    500,000  Canadian Natural Resources, Ltd.....................    2.95%      01/15/23          496,643
    100,000  Canadian Natural Resources, Ltd.....................    3.80%      04/15/24          101,349
    500,000  Canadian Natural Resources, Ltd.....................    3.85%      06/01/27          496,962
    500,000  Canadian Natural Resources, Ltd.....................    4.95%      06/01/47          509,420
    100,000  Cenovus Energy, Inc. (b)............................    5.40%      06/15/47           93,673
    250,000  Enbridge, Inc.......................................    2.90%      07/15/22          249,790
    250,000  Enbridge, Inc.......................................    4.25%      12/01/26          261,031
    250,000  Enbridge, Inc.......................................    3.70%      07/15/27          250,335
    250,000  Enbridge, Inc.......................................    5.50%      12/01/46          280,692
    200,000  Petroleos Mexicanos (b).............................    5.38%      03/13/22          210,800
                                                                                            -------------
                                                                                                3,246,507
                                                                                            -------------
             PHARMACEUTICALS - 0.1%
    300,000  Allergan Funding SCS................................    3.45%      03/15/22          309,568
    300,000  Allergan Funding SCS................................    3.80%      03/15/25          310,807
                                                                                            -------------
                                                                                                  620,375
                                                                                            -------------
             TOTAL FOREIGN CORPORATE BONDS AND NOTES......................................     12,135,009
             (Cost $11,900,560)                                                             -------------

U.S. GOVERNMENT BONDS AND NOTES - 1.1%

  1,380,000  U.S. Treasury Bond..................................    3.00%      02/15/47        1,423,852
  1,000,000  U.S. Treasury Note (c)..............................    0.88%      10/15/17          999,413
    460,000  U.S. Treasury Note..................................    1.25%      05/31/19          458,931
    180,000  U.S. Treasury Note..................................    1.50%      05/15/20          179,817
    528,000  U.S. Treasury Note..................................    1.88%      04/30/22          527,959
  1,945,000  U.S. Treasury Note..................................    1.75%      05/31/22        1,933,832
    710,000  U.S. Treasury Note..................................    2.00%      05/31/24          704,370
    865,000  U.S. Treasury Note..................................    2.38%      05/15/27          870,592
                                                                                            -------------
             TOTAL U.S. GOVERNMENT BONDS AND NOTES........................................      7,098,766
             (Cost $7,126,091)                                                              -------------


Page 34                 See Notes to Financial Statements

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

                                                                  ANNUALIZED
 PRINCIPAL                                                       YIELD ON DATE   STATED
   VALUE                         DESCRIPTION                      OF PURCHASE   MATURITY        VALUE
-----------  ----------------------------------------------------  ---------  ------------  -------------
COMMERCIAL PAPER - 0.4%

             ELECTRIC UTILITIES - 0.3%
$ 2,200,000  Northern States Power Co............................    1.20%      07/03/17    $   2,199,780
                                                                                            -------------
             OIL, GAS & CONSUMABLE FUELS - 0.1%
    275,000  ONEOK Partners L.P..................................    1.50%      07/03/17          274,966
                                                                                            -------------
             TOTAL COMMERCIAL PAPER.......................................................      2,474,746
             (Cost $2,474,830)                                                              -------------

             TOTAL INVESTMENTS - 99.2%....................................................    643,536,525
             (Cost $600,201,865) (d)

             NET OTHER ASSETS AND LIABILITIES - 0.8%......................................      5,249,933
                                                                                            -------------
             NET ASSETS - 100.0%..........................................................  $ 648,786,458
                                                                                            =============

-----------------------------

(a) Floating or variable rate security. The interest rate shown reflects the rate in effect at June 30, 2017.

(b) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgement. At June 30, 2017, securities noted as such amounted to $9,227,944 or 1.42% of net assets.

(c) All or a portion of this security is segregated as collateral for open futures contracts.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $48,544,676 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $5,210,016.


                        See Notes to Financial Statements                Page 35

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                    ASSETS TABLE
                                                                                         LEVEL 2          LEVEL 3
                                                        TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                       VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                      6/30/2017          PRICES           INPUTS           INPUTS
                                                     ------------     ------------     ------------     ------------
Common Stocks*....................................   $365,893,944     $365,893,944     $         --     $         --
Corporate Bonds and Notes*........................    255,934,060               --      255,934,060               --
Foreign Corporate Bonds and Notes*................     12,135,009               --       12,135,009               --
U.S. Government Bonds and Notes...................      7,098,766               --        7,098,766               --
Commercial Paper*.................................      2,474,746               --        2,474,746               --
                                                     ------------     ------------     ------------     ------------
Total Investments.................................    643,536,525      365,893,944      277,642,581               --
Futures Contracts**...............................         23,820           23,820               --               --
                                                     ------------     ------------     ------------     ------------
Total.............................................   $643,560,345     $365,917,764     $277,642,581     $         --
                                                     ============     ============     ============     ============


                                                 LIABILITIES TABLE
                                                                                         LEVEL 2          LEVEL 3
                                                        TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                       VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                      6/30/2017          PRICES           INPUTS           INPUTS
                                                     ------------     ------------     ------------     ------------
Futures Contracts**...............................   $    (23,875)    $    (23,875)    $         --     $         --
                                                     ============     ============     ============     ============

*     See Portfolio of Investments for industry breakout.

** Includes accumulated appreciation/depreciation on futures contracts as presented on the Statements of Operations. Only the current day's variation margin is presented on the Statements of Assets and Liabilities.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2017.

OPEN FUTURES CONTRACTS AT JUNE 30, 2017 (see Note 2D - Futures Contracts in the Notes to Financial Statements):

                                                                                                         UNREALIZED
                                                      NUMBER OF        EXPIRATION        NOTIONAL      APPRECIATION/
SHORT FUTURES CONTRACTS                               CONTRACTS          MONTH            VALUE        (DEPRECIATION)
--------------------------------------------------   ------------     ------------     ------------     ------------
U.S. Treasury 5-Year Notes                                40            Sep-2017       $  4,713,438     $      9,375
U.S. Treasury 10-Year Notes                               13            Sep-2017          1,631,906            2,945
U.S. Treasury CME Ultra Long Term Bonds                    8            Sep-2017          1,327,000          (23,875)
U.S. Treasury Ultra 10-Year Notes                         92            Sep-2017         12,402,750           11,500
                                                                                       ------------     ------------
Total Futures Contracts                                                                $ 20,075,094     $        (55)
                                                                                       ============     ============


Page 36                 See Notes to Financial Statements

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2017 (UNAUDITED)

  SHARES                                      DESCRIPTION                                       VALUE
-----------  -----------------------------------------------------------------------------  -------------
EXCHANGE-TRADED FUNDS - 39.1%

             CAPITAL MARKETS - 39.1%
      4,448  First Trust Low Duration Opportunities ETF (a)...............................  $     231,785
     89,310  First Trust Preferred Securities and Income ETF (a)..........................      1,787,093
     59,975  First Trust Senior Loan Fund (a).............................................      2,901,591
     23,820  First Trust Tactical High Yield ETF (a)......................................      1,170,991
        390  iShares 20+ Year Treasury Bond ETF...........................................         48,797
        100  iShares 3-7 Year Treasury Bond ETF...........................................         12,357
        590  iShares 7-10 Year Treasury Bond ETF..........................................         62,900
      4,920  iShares Floating Rate Bond ETF...............................................        250,526
     11,210  iShares iBoxx $ Investment Grade Corporate Bond ETF..........................      1,350,917
          1  Vanguard Mortgage-Backed Securities ETF......................................             53
                                                                                            -------------
             TOTAL EXCHANGE-TRADED FUNDS..................................................      7,817,010
             (Cost $7,729,397)                                                              -------------

COMMON STOCKS - 21.2%

             AEROSPACE & DEFENSE - 0.8%
        423  General Dynamics Corp........................................................         83,796
        486  Raytheon Co..................................................................         78,479
                                                                                            -------------
                                                                                                  162,275
                                                                                            -------------
             BANKS - 1.7%
      1,079  JPMorgan Chase & Co..........................................................         98,621
      1,477  U.S. Bancorp.................................................................         76,686
      1,584  Webster Financial Corp.......................................................         82,716
      1,301  Wells Fargo & Co.............................................................         72,088
                                                                                            -------------
                                                                                                  330,111
                                                                                            -------------
             CAPITAL MARKETS - 0.3%
        165  BlackRock, Inc...............................................................         69,698
                                                                                            -------------
             CHEMICALS - 0.6%
        483  International Flavors & Fragrances, Inc......................................         65,205
        593  LyondellBasell Industries N.V., Class A......................................         50,043
                                                                                            -------------
                                                                                                  115,248
                                                                                            -------------
             COMMUNICATIONS EQUIPMENT - 0.4%
      2,326  Cisco Systems, Inc...........................................................         72,804
                                                                                            -------------
             CONSUMER FINANCE - 0.4%
        941  Capital One Financial Corp...................................................         77,745
                                                                                            -------------
             DIVERSIFIED TELECOMMUNICATION SERVICES - 0.3%
      1,189  Verizon Communications, Inc..................................................         53,101
                                                                                            -------------
             ELECTRIC UTILITIES - 1.4%
        457  Alliant Energy Corp..........................................................         18,358
        330  American Electric Power Co., Inc.............................................         22,925
        138  Duke Energy Corp.............................................................         11,535
        892  Edison International.........................................................         69,745
        647  Emera, Inc. (CAD)............................................................         24,053
        571  Eversource Energy............................................................         34,665
        338  Fortis, Inc. (CAD)...........................................................         11,880
        686  Hydro One Ltd. (CAD) (b).....................................................         12,289
        331  NextEra Energy, Inc..........................................................         46,383
        476  Southern (The) Co............................................................         22,791
                                                                                            -------------
                                                                                                  274,624
                                                                                            -------------


                        See Notes to Financial Statements                Page 37

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

  SHARES                                      DESCRIPTION                                       VALUE
-----------  -----------------------------------------------------------------------------  -------------
COMMON STOCKS (CONTINUED)

             ELECTRICAL EQUIPMENT - 0.3%
        898  Eaton Corp. PLC..............................................................  $      69,891
                                                                                            -------------
             ENERGY EQUIPMENT & SERVICES - 0.2%
        589  Schlumberger Ltd.............................................................         38,780
                                                                                            -------------
             FOOD & STAPLES RETAILING - 0.3%
        695  CVS Health Corp..............................................................         55,920
                                                                                            -------------
             GAS UTILITIES - 0.3%
        142  Atmos Energy Corp............................................................         11,779
        159  Chesapeake Utilities Corp....................................................         11,917
        286  New Jersey Resources Corp....................................................         11,354
        482  UGI Corp.....................................................................         23,334
                                                                                            -------------
                                                                                                   58,384
                                                                                            -------------
             HEALTH CARE EQUIPMENT & SUPPLIES - 1.2%
      1,601  Abbott Laboratories..........................................................         77,825
        878  Medtronic PLC................................................................         77,923
        945  STERIS PLC...................................................................         77,017
                                                                                            -------------
                                                                                                  232,765
                                                                                            -------------
             HEALTH CARE PROVIDERS & SERVICES - 0.5%
        592  Aetna, Inc...................................................................         89,883
                                                                                            -------------
             HOTELS, RESTAURANTS & LEISURE - 0.8%
      1,389  Carnival Corp................................................................         91,077
      1,034  Starbucks Corp...............................................................         60,293
                                                                                            -------------
                                                                                                  151,370
                                                                                            -------------
             INDUSTRIAL CONGLOMERATES - 1.1%
      2,204  General Electric Co..........................................................         59,530
        636  Honeywell International, Inc.................................................         84,772
      1,220  Siemens AG, ADR..............................................................         84,363
                                                                                            -------------
                                                                                                  228,665
                                                                                            -------------
             INSURANCE - 0.8%
      1,979  FNF Group....................................................................         88,719
      1,475  MetLife, Inc.................................................................         81,036
                                                                                            -------------
                                                                                                  169,755
                                                                                            -------------
             IT SERVICES - 0.8%
        715  Accenture PLC, Class A.......................................................         88,431
        898  Fidelity National Information Services, Inc..................................         76,689
                                                                                            -------------
                                                                                                  165,120
                                                                                            -------------
             MACHINERY - 0.3%
        382  Snap-on, Inc.................................................................         60,356
                                                                                            -------------
             MULTI-UTILITIES - 0.7%
        739  National Grid PLC, ADR.......................................................         46,424
        814  Public Service Enterprise Group, Inc.........................................         35,010
        256  SCANA Corp...................................................................         17,155
        305  Sempra Energy................................................................         34,389
        187  WEC Energy Group, Inc........................................................         11,478
                                                                                            -------------
                                                                                                  144,456
                                                                                            -------------


Page 38                 See Notes to Financial Statements

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

  SHARES                                      DESCRIPTION                                       VALUE
-----------  -----------------------------------------------------------------------------  -------------
COMMON STOCKS (CONTINUED)

             OIL, GAS & CONSUMABLE FUELS - 2.7%
        585  Chevron Corp.................................................................  $      61,033
      1,961  Enbridge Income Fund Holdings, Inc. (CAD)....................................         48,677
      1,214  Enbridge, Inc................................................................         48,329
        892  Exxon Mobil Corp.............................................................         72,011
      1,273  Inter Pipeline Ltd. (CAD)....................................................         24,934
      2,546  Kinder Morgan, Inc...........................................................         48,781
      1,594  TOTAL S.A., ADR..............................................................         79,046
      3,452  TransCanada Corp.............................................................        164,557
                                                                                            -------------
                                                                                                  547,368
                                                                                            -------------
             PHARMACEUTICALS - 1.2%
        860  Eli Lilly & Co...............................................................         70,778
        671  Johnson & Johnson............................................................         88,767
        881  Novartis AG, ADR.............................................................         73,537
                                                                                            -------------
                                                                                                  233,082
                                                                                            -------------
             ROAD & RAIL - 0.3%
        608  Union Pacific Corp...........................................................         66,217
                                                                                            -------------
             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.4%
        334  Broadcom Ltd.................................................................         77,839
                                                                                            -------------
             SOFTWARE - 0.9%
      1,448  Microsoft Corp...............................................................         99,811
      1,512  Oracle Corp..................................................................         75,812
                                                                                            -------------
                                                                                                  175,623
                                                                                            -------------
             SPECIALTY RETAIL - 0.8%
        623  Home Depot (The), Inc........................................................         95,568
        873  TJX (The) Cos., Inc..........................................................         63,004
                                                                                            -------------
                                                                                                  158,572
                                                                                            -------------
             TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.7%
        569  Apple, Inc...................................................................         81,947
        718  Western Digital Corp.........................................................         63,615
                                                                                            -------------
                                                                                                  145,562
                                                                                            -------------
             TEXTILES, APPAREL & LUXURY GOODS - 0.3%
      1,105  NIKE, Inc., Class B..........................................................         65,195
                                                                                            -------------
             TOBACCO - 0.7%
        959  Altria Group, Inc............................................................         71,417
        992  British American Tobacco PLC, ADR............................................         67,992
                                                                                            -------------
                                                                                                  139,409
                                                                                            -------------
             TOTAL COMMON STOCKS..........................................................      4,229,818
             (Cost $3,756,852)                                                              -------------

REAL ESTATE INVESTMENT TRUSTS - 11.8%

             DIVERSIFIED REITS - 1.9%
      9,245  Lexington Realty Trust.......................................................         91,618
        786  PS Business Parks, Inc.......................................................        104,058
      3,837  STORE Capital Corp...........................................................         86,141
      2,953  Washington Real Estate Investment Trust......................................         94,201
                                                                                            -------------
                                                                                                  376,018
                                                                                            -------------


                        See Notes to Financial Statements                Page 39

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

  SHARES                                      DESCRIPTION                                       VALUE
-----------  -----------------------------------------------------------------------------  -------------
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)

             HEALTH CARE REITS - 1.4%
      1,273  National Health Investors, Inc...............................................  $     100,822
      2,767  Omega Healthcare Investors, Inc..............................................         91,366
      4,757  Physicians Realty Trust......................................................         95,806
                                                                                            -------------
                                                                                                  287,994
                                                                                            -------------
             HOTEL & RESORT REITS - 0.9%
      2,965  Hospitality Properties Trust.................................................         86,430
      5,003  Host Hotels & Resorts, Inc...................................................         91,405
                                                                                            -------------
                                                                                                  177,835
                                                                                            -------------
             INDUSTRIAL REITS - 1.0%
      3,461  Duke Realty Corp.............................................................         96,735
      1,749  Prologis, Inc................................................................        102,561
                                                                                            -------------
                                                                                                  199,296
                                                                                            -------------
             OFFICE REITS - 1.0%
      2,867  Corporate Office Properties Trust............................................        100,431
      1,854  Highwoods Properties, Inc....................................................         94,016
                                                                                            -------------
                                                                                                  194,447
                                                                                            -------------
             RESIDENTIAL REITS - 1.9%
      2,169  Apartment Investment & Management Co., Class A...............................         93,202
        510  AvalonBay Communities, Inc...................................................         98,007
      1,178  Equity LifeStyle Properties, Inc.............................................        101,708
        938  Mid-America Apartment Communities, Inc.......................................         98,846
                                                                                            -------------
                                                                                                  391,763
                                                                                            -------------
             RETAIL REITS - 1.3%
      2,148  National Retail Properties, Inc..............................................         83,987
      6,645  Retail Properties of America, Inc., Class A..................................         81,135
        563  Simon Property Group, Inc....................................................         91,071
                                                                                            -------------
                                                                                                  256,193
                                                                                            -------------
             SPECIALIZED REITS - 2.4%
      1,768  CyrusOne, Inc................................................................         98,566
        848  Digital Realty Trust, Inc....................................................         95,782
      1,269  EPR Properties...............................................................         91,203
      1,205  Extra Space Storage, Inc.....................................................         93,990
      1,814  QTS Realty Trust, Inc., Class A..............................................         94,927
                                                                                            -------------
                                                                                                  474,468
                                                                                            -------------
             TOTAL REAL ESTATE INVESTMENT TRUSTS..........................................      2,358,014
             (Cost $2,175,772)                                                              -------------


Page 40                 See Notes to Financial Statements

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

   UNITS                                      DESCRIPTION                                       VALUE
-----------  -----------------------------------------------------------------------------  -------------
MASTER LIMITED PARTNERSHIPS - 8.8%

             CHEMICALS - 0.2%
      1,515  Westlake Chemical Partners, L.P..............................................  $      37,496
                                                                                            -------------
             GAS UTILITIES - 0.2%
      1,080  AmeriGas Partners, L.P.......................................................         48,784
                                                                                            -------------
             INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.4%
      2,176  NextEra Energy Partners, L.P.................................................         80,490
                                                                                            -------------
             OIL, GAS & CONSUMABLE FUELS - 8.0%
        624  Alliance Resource Partners, L.P..............................................         11,794
        386  Buckeye Partners, L.P........................................................         24,677
      7,956  Enbridge Energy Partners, L.P................................................        127,296
      9,089  Enterprise Products Partners, L.P............................................        246,130
      1,134  EQT Midstream Partners, L.P..................................................         84,630
      3,951  Holly Energy Partners, L.P...................................................        128,328
      1,892  Magellan Midstream Partners, L.P.............................................        134,843
        983  NGL Energy Partners, L.P.....................................................         13,762
      1,240  ONEOK Partners, L.P..........................................................         63,327
      1,981  Phillips 66 Partners, L.P....................................................         97,901
      5,386  Plains All American Pipeline, L.P............................................        141,490
      2,922  Shell Midstream Partners, L.P................................................         88,537
      3,399  Spectra Energy Partners, L.P.................................................        145,817
        510  Tallgrass Energy Partners, L.P...............................................         25,546
      2,728  TC PipeLines, L.P............................................................        150,040
        287  TransMontaigne Partners, L.P.................................................         12,054
      2,532  Williams Partners, L.P.......................................................        101,559
                                                                                            -------------
                                                                                                1,597,731
                                                                                            -------------
             TOTAL MASTER LIMITED PARTNERSHIPS............................................      1,764,501
             (Cost $1,605,471)                                                              -------------


 PRINCIPAL                                                          STATED       STATED
   VALUE                         DESCRIPTION                        COUPON      MATURITY        VALUE
-----------  ----------------------------------------------------  ---------  ------------  -------------
U.S. GOVERNMENT BONDS AND NOTES - 8.8%

$    68,858  U.S. Treasury Inflation Indexed Bond (c)............    1.75%      01/15/28           76,830
     44,413  U.S. Treasury Inflation Indexed Bond (c)............    2.50%      01/15/29           53,463
      7,436  U.S. Treasury Inflation Indexed Bond (c)............    3.88%      04/15/29           10,086
     24,932  U.S. Treasury Inflation Indexed Bond (c)............    3.38%      04/15/32           34,298
     23,755  U.S. Treasury Inflation Indexed Bond (c)............    2.13%      02/15/40           29,594
     37,737  U.S. Treasury Inflation Indexed Bond (c)............    2.13%      02/15/41           47,227
     33,327  U.S. Treasury Inflation Indexed Bond (c)............    0.75%      02/15/42           31,773
     36,795  U.S. Treasury Inflation Indexed Bond (c)............    0.63%      02/15/43           33,920
     33,361  U.S. Treasury Inflation Indexed Bond (c)............    1.38%      02/15/44           36,351
     33,537  U.S. Treasury Inflation Indexed Bond (c)............    0.75%      02/15/45           31,512
     29,925  U.S. Treasury Inflation Indexed Bond (c)............    1.00%      02/15/46           29,933
     11,142  U.S. Treasury Inflation Indexed Bond (c)............    0.88%      02/15/47           10,825
     24,944  U.S. Treasury Inflation Indexed Note (c)............    1.38%      07/15/18           25,353
      4,555  U.S. Treasury Inflation Indexed Note (c)............    2.13%      01/15/19            4,705
     94,850  U.S. Treasury Inflation Indexed Note (c)............    0.13%      04/15/19           94,927
     24,047  U.S. Treasury Inflation Indexed Note (c)............    1.88%      07/15/19           25,076
     30,980  U.S. Treasury Inflation Indexed Note (c)............    1.38%      01/15/20           32,126
     75,173  U.S. Treasury Inflation Indexed Note (c)............    0.13%      04/15/20           75,318
     52,693  U.S. Treasury Inflation Indexed Note (c)............    1.25%      07/15/20           54,947


                        See Notes to Financial Statements                Page 41

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

 PRINCIPAL                                                          STATED       STATED
   VALUE                         DESCRIPTION                        COUPON      MATURITY        VALUE
-----------  ----------------------------------------------------  ---------  ------------  -------------
U.S. GOVERNMENT BONDS AND NOTES (CONTINUED)

$    58,344  U.S. Treasury Inflation Indexed Note (c)............    1.13%      01/15/21    $      60,602
     68,086  U.S. Treasury Inflation Indexed Note (c)............    0.13%      04/15/21           68,014
     56,411  U.S. Treasury Inflation Indexed Note (c)............    0.63%      07/15/21           57,847
     63,627  U.S. Treasury Inflation Indexed Note (c)............    0.13%      01/15/22           63,571
     23,123  U.S. Treasury Inflation Indexed Note (c)............    0.13%      04/15/22           23,027
     63,793  U.S. Treasury Inflation Indexed Note (c)............    0.13%      07/15/22           63,752
     62,496  U.S. Treasury Inflation Indexed Note (c)............    0.13%      01/15/23           61,965
     61,987  U.S. Treasury Inflation Indexed Note (c)............    0.38%      07/15/23           62,427
     61,824  U.S. Treasury Inflation Indexed Note (c)............    0.63%      01/15/24           62,746
     60,959  U.S. Treasury Inflation Indexed Note (c)............    0.13%      07/15/24           59,919
     62,969  U.S. Treasury Inflation Indexed Note (c)............    0.25%      01/15/25           61,894
     51,235  U.S. Treasury Inflation Indexed Note (c)............    2.38%      01/15/25           58,406
     60,830  U.S. Treasury Inflation Indexed Note (c)............    0.38%      07/15/25           60,413
     64,826  U.S. Treasury Inflation Indexed Note (c)............    0.63%      01/15/26           65,284
     33,877  U.S. Treasury Inflation Indexed Note (c)............    2.00%      01/15/26           37,991
     54,061  U.S. Treasury Inflation Indexed Note (c)............    0.13%      07/15/26           52,186
     55,669  U.S. Treasury Inflation Indexed Note (c)............    0.38%      01/15/27           54,762
     27,279  U.S. Treasury Inflation Indexed Note (c)............    2.38%      01/15/27           31,817
                                                                                            -------------
             TOTAL U.S. GOVERNMENT BONDS AND NOTES........................................      1,744,887
             (Cost $1,761,215)                                                              -------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 7.8%

             COLLATERALIZED MORTGAGE OBLIGATIONS - 4.3%
             Fannie Mae REMICS
         16     Series 1988-16, Class B..........................    9.50%      06/25/18               16
        529     Series 1988-30, Class D..........................    9.50%      12/25/18              545
        222     Series 1989-69, Class G..........................    7.60%      10/25/19              230
        679     Series 1989-82, Class G..........................    8.40%      11/25/19              717
     16,103     Series 1990-37, Class K..........................    9.50%      04/25/20           16,763
      2,498     Series 1990-109, Class J.........................    7.00%      09/25/20            2,628
      1,122     Series 1992-24, Class Z..........................    6.50%      04/25/22            1,198
         19     Series 1992-44, Class ZQ.........................    8.00%      07/25/22               19
      2,605     Series 1993-1, Class KA..........................    7.90%      01/25/23            2,887
      1,765     Series 1993-62, Class E..........................    7.00%      04/25/23            1,919
        615     Series 1993-119, Class H.........................    6.50%      07/25/23              668
      4,031     Series 1993-178, Class PK........................    6.50%      09/25/23            4,398
      3,943     Series 1995-24, Class G..........................    6.50%      04/25/23            4,243
      2,295     Series 1999-56, Class Z..........................    7.00%      12/18/29            2,580
     43,166     Series 2002-9, Class MS, IO (d)..................    6.88%      03/25/32            8,660
      1,907     Series 2002-67, Class PE.........................    5.50%      11/25/32            2,133
      5,282     Series 2002-90, Class A1.........................    6.50%      06/25/42            6,135
         61     Series 2003-9, Class EB..........................    5.00%      02/25/18               61
      4,869     Series 2003-14, Class AQ.........................    3.50%      03/25/33            4,960
      6,914     Series 2003-41, Class OA.........................    4.00%      05/25/33            7,198
        146     Series 2003-92, Class HP.........................    4.50%      09/25/18              148
     10,827     Series 2004-10, Class ZB.........................    6.00%      02/25/34           12,808
      4,379     Series 2004-76, Class CL.........................    4.00%      10/25/19            4,414
      4,620     Series 2004-92, Class S, IO (d)..................    5.48%      08/25/34              242
        863     Series 2005-46, Class LW.........................    5.00%      06/25/20              878
         93     Series 2005-48, Class MD.........................    5.00%      04/25/34               93
      9,465     Series 2005-68, Class BC.........................    5.25%      06/25/35            9,801


Page 42                 See Notes to Financial Statements

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

 PRINCIPAL                                                          STATED       STATED
   VALUE                         DESCRIPTION                        COUPON      MATURITY        VALUE
-----------  ----------------------------------------------------  ---------  ------------  -------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

             COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
             Fannie Mae REMICS (Continued)
$     3,800     Series 2005-70, Class KJ.........................    5.50%      09/25/34    $       3,867
     21,614     Series 2005-79, Class NF (d).....................    1.63%      09/25/35           21,701
         50     Series 2005-120, Class NF (d)....................    1.32%      01/25/21               50
     83,521     Series 2007-10, Class Z..........................    6.00%      02/25/37           93,611
     84,696     Series 2009-86, Class IP, IO.....................    5.50%      10/25/39           15,191
        898     Series 2011-38, Class AH.........................    2.75%      05/25/20              901
      3,430     Series 2012-35, Class PL.........................    2.00%      11/25/41            3,396
      1,203     Series 2013-14, Class QE.........................    1.75%      03/25/43            1,153
     53,604     Series 2013-31, Class NT.........................    3.00%      04/25/43           55,630
             Fannie Mae REMIC Trust
     22,082     Series 2007-W8, Class 1A5 (d)....................    6.33%      09/25/37           23,262
             Fannie Mae Trust
      6,621     Series 2004-W8, Class 3A.........................    7.50%      06/25/44            7,785
             FHLMC - GNMA
        490     Series 1993-5, Class HA..........................    7.50%      02/25/23              534
      1,122     Series 1994-27, Class D..........................    7.00%      03/25/24            1,238
             Freddie Mac REMICS
      1,057     Series 1988-23, Class F..........................    9.60%      04/15/20            1,097
        804     Series 1989-84, Class F..........................    9.20%      10/15/20              850
      4,072     Series 1991-1074, Class I........................    6.75%      05/15/21            4,210
      2,510     Series 1991-1078, Class GZ.......................    6.50%      05/15/21            2,617
        738     Series 1992-1250, Class J........................    7.00%      05/15/22              749
     25,727     Series 1992-1401, Class Q (d)....................    1.76%      10/15/22           25,996
     40,467     Series 1993-1487, Class P, IO (d)................    8.34%      03/15/23            5,966
      6,826     Series 1994-1673, Class FB (d)...................    1.77%      02/15/24            6,797
      1,188     Series 1996-1807, Class G........................    9.00%      10/15/20            1,275
         87     Series 1996-1847, Class LL.......................    7.50%      04/15/26               99
     18,706     Series 1998-2033, Class IA, IO...................    7.00%      02/15/28            2,483
        149     Series 1998-2056, Class TD.......................    6.50%      05/15/18              150
      4,694     Series 1999-2130, Class KB.......................    6.38%      03/15/29            5,293
     64,289     Series 1999-2174, Class PN.......................    6.00%      07/15/29           71,175
     10,515     Series 2001-2277, Class B........................    7.50%      01/15/31           12,502
      4,039     Series 2002-2542, Class ES.......................    5.00%      12/15/17            4,086
        493     Series 2003-2559, Class PB.......................    5.50%      08/15/30              504
      2,552     Series 2003-2590, Class NV.......................    5.00%      03/15/18            2,571
      1,893     Series 2003-2649, Class KA.......................    4.50%      07/15/18            1,909
     28,000     Series 2003-2676, Class LL.......................    5.50%      09/15/33           31,278
     23,372     Series 2004-2768, Class PW.......................    4.25%      03/15/34           25,432
      2,000     Series 2004-2778, Class MM.......................    5.25%      04/15/34            2,211
      1,241     Series 2004-2780, Class JA.......................    4.50%      04/15/19            1,270
        779     Series 2005-2922, Class QE.......................    5.00%      05/15/34              795
     20,817     Series 2005-2953, Class LZ.......................    6.00%      03/15/35           26,067
     37,754     Series 2005-2958, Class QJ.......................    4.00%      04/15/20           38,476
     38,981     Series 2006-3114, Class GI, IO (d)................   5.44%      02/15/36            8,376
     54,142     Series 2006-3199, Class DS, IO (d)................   5.99%      08/15/36           10,802
      3,819     Series 2006-3237, Class CB.......................    5.50%      07/15/36            4,033
     23,161     Series 2010-3758, Class M........................    4.50%      10/15/38           24,158
      6,482     Series 2010-3775, Class KZ.......................    4.00%      08/15/25            6,762
      9,065     Series 2011-3824, Class FA (d)...................    1.31%      03/15/26            9,067


                        See Notes to Financial Statements                Page 43

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

 PRINCIPAL                                                          STATED       STATED
   VALUE                         DESCRIPTION                        COUPON      MATURITY        VALUE
-----------  ----------------------------------------------------  ---------  ------------  -------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

             COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
             Freddie Mac REMICS (Continued)
$       824     Series 2011-3972, Class NW.......................    3.00%      08/15/37    $         833
      3,215     Series 2012-3994, Class AE.......................    1.63%      02/15/22            3,203
      2,534     Series 2012-4097, Class DC.......................    1.50%      06/15/41            2,449
     19,722     Series 2013-4178, Class ZN.......................    3.50%      03/15/43           18,288
      3,538     Series 2013-4253, Class TD.......................    2.00%      07/15/40            3,544
             Freddie Mac Strips
     25,146     Series 1994-169, Class IO, IO....................    8.50%      03/01/23            4,589
             Government National Mortgage Association
     15,127     Series 1999-30, Class S, IO (d)..................    7.43%      08/16/29            3,082
     44,048     Series 2002-92, Class PB.........................    5.50%      12/20/32           49,012
     10,870     Series 2006-16, Class OP, PO.....................     (e)       03/20/36           10,003
     55,000     Series 2007-35, Class NE.........................    6.00%      06/16/37           65,182
      9,454     Series 2009-29, Class TA.........................    4.50%      03/16/39            9,908
        293     Series 2009-81, Class PA.........................    5.50%      02/16/38              304
        811     Series 2009-93, Class PB.........................    3.00%      12/16/38              813
      8,835     Series 2009-102, Class MA........................    4.00%      06/16/39            9,088
      4,189     Series 2010-44, Class NK.........................    4.00%      10/20/37            4,222
        274     Series 2010-117, Class MA........................    2.50%      09/16/23              275
      3,826     Series 2010-121, Class PQ........................    3.00%      02/20/39            3,862
      3,721     Series 2011-136, Class GB........................    2.50%      05/20/40            3,739
     36,388     Series 2013-20, Class KI, IO.....................    5.00%      01/20/43            6,667
                                                                                            -------------
                                                                                                  862,780
                                                                                            -------------
             PASS-THROUGH SECURITIES - 3.5%
             Federal Home Loan Mortgage Corporation
     18,704     Pool A47829......................................    4.00%      08/01/35           19,751
     10,021     Pool C01252......................................    6.50%      11/01/31           11,205
     74,708     Pool G01731......................................    6.50%      12/01/29           84,321
     35,679     Pool G06358......................................    4.00%      04/01/41           37,950
         99     Pool G11418......................................    6.50%      07/01/17               99
      4,480     Pool O20138......................................    5.00%      11/01/30            4,898
     25,541     Pool U90316......................................    4.00%      10/01/42           27,092
             Federal National Mortgage Association
      6,807     Pool 745121......................................    5.50%      12/01/18            6,875
      7,798     Pool 888366......................................    7.00%      04/01/37            9,106
     21,370     Pool 890383......................................    4.00%      01/01/42           22,644
     29,995     Pool AA9393......................................    4.50%      07/01/39           32,567
     47,992     Pool AD0659......................................    6.00%      02/01/23           51,197
     25,204     Pool AE0050......................................    5.50%      12/01/22           26,703
     13,669     Pool AH1568......................................    4.50%      12/01/40           14,805
     34,709     Pool AL0791......................................    4.00%      02/01/41           36,878
     32,544     Pool AS9194......................................    4.50%      12/01/44           35,158
     61,731     Pool AU4289......................................    4.00%      09/01/43           65,347
      9,020     Pool MA0561......................................    4.00%      11/01/40            9,529
     43,794     Pool MA1028......................................    4.00%      04/01/42           46,227
             Government National Mortgage Association
     14,083     Pool 3428........................................    5.00%      08/20/33           15,674
     18,353     Pool 3500........................................    5.50%      01/20/34           20,561
     10,604     Pool 3711........................................    5.50%      05/20/35           11,859
     14,718     Pool 706201......................................    5.50%      04/20/39           16,311


Page 44                 See Notes to Financial Statements

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

 PRINCIPAL                                                          STATED       STATED
   VALUE                         DESCRIPTION                        COUPON      MATURITY        VALUE
-----------  ----------------------------------------------------  ---------  ------------  -------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

             PASS-THROUGH SECURITIES (CONTINUED)
             Government National Mortgage Association (Continued)
$    19,224     Pool 736558......................................    5.00%      02/15/40    $      21,221
     35,358     Pool 759248......................................    4.00%      02/15/41           37,740
     29,493     Pool MA3525......................................    5.50%      03/20/46           32,933
                                                                                            -------------
                                                                                                  698,651
                                                                                            -------------
             TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES......................      1,561,431
             (Cost $1,545,841)                                                              -------------

MORTGAGE-BACKED SECURITIES - 0.2%

             COLLATERALIZED MORTGAGE OBLIGATIONS - 0.2%
             Credit Suisse First Boston Mortgage Securities Corp.
      1,594     Series 2004-4, Class 1A3.........................    5.75%      08/25/34            1,614
      8,445     Series 2004-6, Class 2A1.........................    4.75%      09/25/19            8,561
             JP Morgan Resecuritization Trust
      3,517     Series 2009-7, Class 5A1 (d) (f).................    6.00%      02/27/37            3,521
             MASTR Alternative Loan Trust
      3,856     Series 2004-10, Class 2A1........................    5.50%      10/25/19            3,951
      1,610     Series 2005-1, Class 5A1.........................    5.50%      01/25/20            1,650
             MASTR Asset Securitization Trust
      7,201     Series 2004-1, Class 5A4.........................    5.50%      02/25/34            7,409
             RAAC Trust
      2,104     Series 2005-SP1, Class 2A1.......................    5.25%      09/25/34            2,139
             Structured Asset Mortgage Investments Trust
     10,317     Series 1999-1, Class 2A (d)......................    8.91%      06/25/29           10,376
             Structured Asset Securities Corp. Mortgage
               Pass-Through Certificates
        853     Series 2004-21XS, Class 2A6A.....................    5.24%      12/25/34              868
             WAMU Mortgage Pass-Through Certificates
        241     Series 2002-S8, Class 2A7........................    5.25%      01/25/18              241
             Wells Fargo Alternative Loan Trust
        291     Series 2007-PA5, Class 2A1.......................    6.00%      11/25/22              292
             Wells Fargo Mortgage Backed-Securities Trust
      2,045     Series 2006-17, Class A4.........................    5.50%      11/25/21            2,081
                                                                                            -------------
             TOTAL MORTGAGE-BACKED SECURITIES.............................................         42,703
             (Cost $42,107)                                                                 -------------

ASSET-BACKED SECURITIES - 0.0%

             AFC Home Equity Loan Trust
        738     Series 1997-4, Class 1A2 (d).....................    1.73%      12/22/27              716
             Bear Stearns Asset Backed Securities Trust
      3,130     Series 2005-SD1, Class 1A3 (d)...................    1.62%      08/25/43            3,139
                                                                                            -------------
             TOTAL ASSET-BACKED SECURITIES................................................          3,855
             (Cost $3,682)                                                                  -------------

             TOTAL INVESTMENTS - 97.7%....................................................     19,522,219
             (Cost $18,620,337) (g)

             NET OTHER ASSETS AND LIABILITIES - 2.3%......................................        461,514
                                                                                            -------------
             NET ASSETS - 100.0%..........................................................  $  19,983,733
                                                                                            =============


                        See Notes to Financial Statements                Page 45

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2017 (UNAUDITED)

-----------------------------

(a)   Investment in an affiliated fund.

(b) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(c) Security whose principal value is adjusted in accordance with changes to the country's Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.

(d) Floating or variable rate security. The interest rate shown reflects the rate in effect at June 30, 2017.

(e)   Zero coupon security.

(f) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. At June 30, 2017, securities noted as such amounted to $3,521 or 0.02% of net assets.

(g) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,071,852 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $169,970.

ADR   American Depositary Receipt

CAD Canadian Dollar - Security is denominated in Canadian Dollars and is translated into U.S. Dollars based upon the current exchange rate.

IO Interest-Only Security - Principal amount shown represents par value on which interest payments are based.

PO    Principal-Only Security

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                         LEVEL 2          LEVEL 3
                                                        TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                       VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                      6/30/2017          PRICES           INPUTS           INPUTS
                                                     ------------     ------------     ------------     ------------
Exchange-Traded Funds*............................   $  7,817,010     $  7,817,010     $         --     $         --
Common Stocks*....................................      4,229,818        4,229,818               --               --
Real Estate Investment Trusts*....................      2,358,014        2,358,014               --               --
Master Limited Partnerships*......................      1,764,501        1,764,501               --               --
U.S. Government Bonds and Notes...................      1,744,887               --        1,744,887               --
U.S. Government Agency Mortgage-Backed
   Securities.....................................      1,561,431               --        1,561,431               --
Mortgage-Backed Securities........................         42,703               --           42,703               --
Asset-Backed Securities...........................          3,855               --            3,855               --
                                                     ------------     ------------     ------------     ------------
Total Investments.................................   $ 19,522,219     $ 16,169,343     $  3,352,876     $         --
                                                     ============     ============     ============     ============

*     See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2017.


Page 46                 See Notes to Financial Statements

FIRST TRUST DORSEY WRIGHT TACTICAL CORE PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2017 (UNAUDITED)

  SHARES                                      DESCRIPTION                                       VALUE
-----------  -----------------------------------------------------------------------------  -------------
EXCHANGE-TRADED FUNDS - 97.3%

             CAPITAL MARKETS - 97.3%
      2,979  First Trust BICK Index Fund (a)..............................................  $      77,156
      2,245  First Trust Chindia ETF (a)..................................................         78,777
      4,697  First Trust Developed Markets ex-US AlphaDEX(R) Fund (a).....................        259,556
     15,453  First Trust Dow Jones Internet Index Fund (a) (b)............................      1,464,017
      7,977  First Trust Emerging Markets AlphaDEX(R) Fund (a)............................        186,981
      1,816  First Trust Germany AlphaDEX(R) Fund (a).....................................         78,724
     35,130  First Trust Industrials/Producer Durables AlphaDEX(R) Fund (a)...............      1,242,197
     26,823  First Trust Large Cap Growth AlphaDEX(R) Fund (a)............................      1,469,096
     25,781  First Trust Mid Cap Core AlphaDEX(R) Fund (a)................................      1,528,813
     46,994  First Trust Nasdaq Bank ETF (a)..............................................      1,242,051
     23,279  First Trust NASDAQ-100-Technology Sector Index Fund (a)......................      1,452,377
     39,251  First Trust Small Cap Growth AlphaDEX(R) Fund (a)............................      1,509,201
      1,682  First Trust Switzerland AlphaDEX(R) Fund (a).................................         82,166
     46,833  First Trust Utilities AlphaDEX(R) Fund (a)...................................      1,272,453
      7,346  iShares Core U.S. Aggregate Bond ETF.........................................        804,461
     10,462  SPDR Bloomberg Barclays Convertible Securities ETF...........................        519,124
     12,624  SPDR Bloomberg Barclays High Yield Bond ETF..................................        469,613
     12,981  SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF.................        446,676
     10,385  SPDR Wells Fargo Preferred Stock ETF.........................................        467,013
                                                                                            -------------
             TOTAL INVESTMENTS - 97.3%....................................................     14,650,452
             (Cost $13,565,397) (c)

             NET OTHER ASSETS AND LIABILITIES - 2.7%......................................        409,012
                                                                                            -------------
             NET ASSETS - 100.0%..........................................................  $  15,059,464
                                                                                            =============

-----------------------------

(a)   Investment in an affiliated fund.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,097,174 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $12,119.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                         LEVEL 2          LEVEL 3
                                                        TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                       VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                      6/30/2017          PRICES           INPUTS           INPUTS
                                                     ------------     ------------     ------------     ------------
Exchange-Traded Funds*............................   $ 14,650,452     $ 14,650,452     $         --     $         --
                                                     ============     ============     ============     ============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2017.


                        See Notes to Financial Statements                Page 47

FIRST TRUST VARIABLE INSURANCE TRUST
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2017 (UNAUDITED)

                                                                           FIRST TRUST/DOW
                                                                           JONES DIVIDEND      FIRST TRUST       FIRST TRUST
                                                                              & INCOME        MULTI INCOME      DORSEY WRIGHT
                                                                             ALLOCATION        ALLOCATION       TACTICAL CORE
                                                                              PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                                           ---------------   ---------------   ---------------
ASSETS:
Investments, at value...................................................   $   643,536,525   $    13,430,759   $     2,706,887
Investments in affiliated funds, at value...............................                --         6,091,460        11,943,565
Cash and cash equivalents...............................................         4,720,458           489,094           386,749
Foreign currency, at value..............................................                --                99                --
Receivables:
   Interest.............................................................         2,218,212            13,063                --
   Fund shares sold.....................................................         1,100,608             8,850            63,781
   Investment securities sold...........................................           744,860                98                --
   Dividends............................................................           433,674            17,760             1,502
   Variation margin.....................................................            50,531                --                --
   From investment advisor..............................................                --            32,191            11,412
   Reclaim..............................................................                --             1,056                --
Prepaid expenses........................................................             2,224               107                48
                                                                           ---------------   ---------------   ---------------
   Total Assets.........................................................       652,807,092        20,084,537        15,113,944
                                                                           ---------------   ---------------   ---------------
LIABILITIES:
Payables:
   Investment securities purchased......................................         3,211,305            17,337             4,266
   Investment advisory fees.............................................           286,491                --                --
   12b-1 service fees (Class I).........................................           132,156             4,016             2,989
   Administrative service fees..........................................           105,728             3,239             2,418
   Licensing fees.......................................................            96,910                --             3,456
   Custodian fees.......................................................            47,074             3,214             3,005
   Accounting and administration fees...................................            43,345             8,150             4,463
   Printing fees........................................................            35,159             3,743             1,997
   Transfer agent fees..................................................            22,276            12,620            13,400
   Audit and tax fees...................................................            17,246            31,199            13,766
   Fund shares redeemed.................................................            13,155             9,799                 3
   Commitment fees......................................................             6,458             4,308                --
   Legal fees...........................................................             1,324               134             2,269
   Financial reporting fees.............................................               771                --               466
   Trustees' fees and expenses..........................................                63                --               653
Other liabilities.......................................................             1,173             3,045             1,329
                                                                           ---------------   ---------------   ---------------
   Total Liabilities....................................................         4,020,634           100,804            54,480
                                                                           ---------------   ---------------   ---------------
NET ASSETS..............................................................   $   648,786,458   $    19,983,733   $    15,059,464
                                                                           ===============   ===============   ===============
NET ASSETS CONSIST OF:
Paid-in capital.........................................................   $   590,185,697   $    19,309,318   $    14,025,711
Accumulated net investment income (loss)................................           986,888            32,704            29,429
Accumulated net realized gain (loss) on investments, futures and foreign
   currency transactions................................................        14,279,268          (260,174)          (80,731)
Net unrealized appreciation (depreciation) on investments, futures and
   foreign currency translation.........................................        43,334,605           901,885         1,085,055
                                                                           ---------------   ---------------   ---------------
NET ASSETS..............................................................   $   648,786,458   $    19,983,733   $    15,059,464
                                                                           ===============   ===============   ===============
Investments, at cost....................................................   $   600,201,865   $    12,592,925   $     2,669,365
                                                                           ===============   ===============   ===============
Investments in affiliated funds, at cost................................   $            --   $     6,027,412   $    10,896,032
                                                                           ===============   ===============   ===============
Foreign currency, at cost...............................................   $            --   $            99   $            --
                                                                           ===============   ===============   ===============
CLASS I SHARES:
NET ASSETS..............................................................   $   648,768,356   $    19,823,954   $    15,005,478
                                                                           ===============   ===============   ===============
NET ASSET VALUE, PER SHARE..............................................   $         13.39   $         10.80   $         10.57
                                                                           ===============   ===============   ===============
Number of Shares outstanding............................................        48,439,876         1,835,459         1,419,312
                                                                           ===============   ===============   ===============
CLASS II SHARES:
NET ASSETS..............................................................   $        18,102   $       159,779   $        53,986
                                                                           ===============   ===============   ===============
NET ASSET VALUE, PER SHARE..............................................   $         13.42   $         10.80   $         10.56
                                                                           ===============   ===============   ===============
Number of Shares outstanding............................................             1,349            14,795             5,114
                                                                           ===============   ===============   ===============


Page 48                 See Notes to Financial Statements

FIRST TRUST VARIABLE INSURANCE TRUST
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2017 (UNAUDITED)

                                                                           FIRST TRUST/DOW
                                                                           JONES DIVIDEND      FIRST TRUST       FIRST TRUST
                                                                              & INCOME        MULTI INCOME      DORSEY WRIGHT
                                                                             ALLOCATION        ALLOCATION       TACTICAL CORE
                                                                              PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                                           ---------------   ---------------   ---------------
INVESTMENT INCOME:
Interest................................................................   $     3,905,553   $        40,417   $           839
Dividends...............................................................         3,672,088           130,876            37,213
Dividends from affiliated funds.........................................                --           127,814            44,680
Foreign withholding tax on dividend income..............................                --            (1,796)               --
                                                                           ---------------   ---------------   ---------------
   Total investment income..............................................         7,577,641           297,311            82,732
                                                                           ---------------   ---------------   ---------------
EXPENSES:
Investment advisory fees................................................         1,786,280            56,150            22,214
12b-1 distribution and service fees (Class I)...........................           744,261            23,199            15,802
Administrative service fees.............................................           595,418            18,592            12,642
Accounting and administration fees......................................           184,542            26,735            26,033
Licensing fees..........................................................            97,637                --             6,347
Custodian fees..........................................................            87,108             5,750             5,955
Transfer agent fees.....................................................            44,901            25,516            24,788
Printing fees...........................................................            39,605             3,405             3,466
Legal fees..............................................................            37,361             1,072             1,233
Commitment fees.........................................................            17,505            11,975                --
Audit and tax fees......................................................            14,411            25,614            11,371
Trustees' fees and expenses.............................................             8,883             8,280             8,558
Financial reporting fees................................................             4,625                --             4,588
Other...................................................................             7,043             4,376             1,070
                                                                           ---------------   ---------------   ---------------
   Total expenses.......................................................         3,669,580           210,664           144,067
   Fees waived or expenses reimbursed by the investment advisor.........           (96,969)         (133,187)          (96,734)
                                                                           ---------------   ---------------   ---------------
Net expenses............................................................         3,572,611            77,477            47,333
                                                                           ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS)............................................         4,005,030           219,834            35,399
                                                                           ---------------   ---------------   ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments..........................................................        14,865,208           114,435              (779)
   Investments in affiliated funds......................................                --            (7,888)          (63,230)
   Futures..............................................................          (268,321)               --                --
   Foreign currency transactions........................................                --               (18)               --
                                                                           ---------------   ---------------   ---------------
Net realized gain (loss)................................................        14,596,887           106,529           (64,009)
                                                                           ---------------   ---------------   ---------------
Net change in unrealized appreciation (depreciation) on:
   Investments..........................................................        13,730,423           207,400            84,235
   Investments in affiliated funds......................................                --           104,878           809,921
   Futures..............................................................            (5,930)               --                --
   Foreign currency translation.........................................                --                 2                --
                                                                           ---------------   ---------------   ---------------
Net change in unrealized appreciation (depreciation)....................        13,724,493           312,280           894,156
                                                                           ---------------   ---------------   ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS).................................        28,321,380           418,809           830,147
                                                                           ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................................   $    32,326,410   $       638,643   $       865,546
                                                                           ===============   ===============   ===============


                        See Notes to Financial Statements                Page 49

FIRST TRUST VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        FIRST TRUST/DOW JONES DIVIDEND
                                                                                        & INCOME ALLOCATION PORTFOLIO
                                                                                       --------------------------------
                                                                                         SIX MONTHS
                                                                                           ENDED              YEAR
                                                                                         6/30/2017           ENDED
                                                                                        (UNAUDITED)        12/31/2016
                                                                                       --------------    --------------
OPERATIONS:
Net investment income (loss).........................................................   $  4,005,030      $  4,865,769
Net realized gain (loss).............................................................     14,596,887         8,387,278
Net increase from payment by the advisor.............................................             --             1,000
Net change in unrealized appreciation (depreciation).................................     13,724,493        27,976,372
                                                                                        ------------      ------------
Net increase (decrease) in net assets resulting from operations......................     32,326,410        41,230,419
                                                                                        ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class I..............................................................................     (3,218,863)       (4,438,978)
Class II.............................................................................           (113)             (208)
                                                                                        ------------      ------------
                                                                                          (3,218,976)       (4,439,186)
                                                                                        ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN:
Class I..............................................................................     (4,899,718)      (10,878,302)
Class II.............................................................................           (138)             (458)
                                                                                        ------------      ------------
                                                                                          (4,899,856)      (10,878,760)
                                                                                        ------------      ------------
Total distributions to shareholders..................................................     (8,118,832)      (15,317,946)
                                                                                        ------------      ------------
CAPITAL TRANSACTIONS:
Proceeds from shares sold............................................................    101,445,794       269,075,333
Proceeds from shares reinvested......................................................      8,118,670        15,317,510
Cost of shares redeemed..............................................................    (28,954,142)       (9,596,894)
                                                                                        ------------      ------------
Net increase (decrease) in net assets resulting from capital transactions............     80,610,322       274,795,949
                                                                                        ------------      ------------
Total increase (decrease) in net assets..............................................    104,817,900       300,708,422
NET ASSETS:
Beginning of period..................................................................    543,968,558       243,260,136
                                                                                        ------------      ------------
End of period........................................................................   $648,786,458      $543,968,558
                                                                                        ============      ============
Accumulated net investment income (loss) at end of period............................   $    986,888      $    200,834
                                                                                        ============      ============


Page 50                 See Notes to Financial Statements

FIRST TRUST VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                           FIRST TRUST MULTI INCOME
                                                                                             ALLOCATION PORTFOLIO
                                                                                       --------------------------------
                                                                                         SIX MONTHS
                                                                                           ENDED              YEAR
                                                                                         6/30/2017           ENDED
                                                                                        (UNAUDITED)        12/31/2016
                                                                                       --------------    --------------
OPERATIONS:
Net investment income (loss).........................................................   $    219,834      $    314,186
Net realized gain (loss).............................................................        106,529          (117,782)
Net change in unrealized appreciation (depreciation).................................        312,280         1,064,389
                                                                                        ------------      ------------
Net increase (decrease) in net assets resulting from operations......................        638,643         1,260,793
                                                                                        ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class I..............................................................................       (185,417)         (363,323)
Class II.............................................................................         (1,713)           (3,315)
                                                                                        ------------      ------------
Total distributions to shareholders..................................................       (187,130)         (366,638)
                                                                                        ------------      ------------
CAPITAL TRANSACTIONS:
Proceeds from shares sold............................................................      2,729,380         6,360,314
Proceeds from shares reinvested......................................................        185,959           364,038
Cost of shares redeemed..............................................................     (1,504,179)       (1,854,130)
                                                                                        ------------      ------------
Net increase (decrease) in net assets resulting from capital transactions............      1,411,160         4,870,222
                                                                                        ------------      ------------
Total increase (decrease) in net assets..............................................      1,862,673         5,764,377
NET ASSETS:
Beginning of period..................................................................     18,121,060        12,356,683
                                                                                        ------------      ------------
End of period........................................................................   $ 19,983,733      $ 18,121,060
                                                                                        ============      ============
Accumulated net investment income (loss) at end of period............................   $     32,704      $         --
                                                                                        ============      ============


                        See Notes to Financial Statements                Page 51

FIRST TRUST VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                          FIRST TRUST DORSEY WRIGHT
                                                                                           TACTICAL CORE PORTFOLIO
                                                                                       --------------------------------
                                                                                         SIX MONTHS
                                                                                           ENDED              YEAR
                                                                                         6/30/2017           ENDED
                                                                                        (UNAUDITED)        12/31/2016
                                                                                       --------------    --------------
OPERATIONS:
Net investment income (loss).........................................................   $     35,399      $     98,407
Net realized gain (loss).............................................................        (64,009)           72,877
Net change in unrealized appreciation (depreciation).................................        894,156           242,750
                                                                                        ------------      ------------
Net increase (decrease) in net assets resulting from operations......................        865,546           414,034
                                                                                        ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class I..............................................................................         (5,952)          (96,102)
Class II.............................................................................            (89)             (572)
                                                                                        ------------      ------------
                                                                                              (6,041)          (96,674)
                                                                                        ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN:
Class I..............................................................................             --           (97,931)
Class II.............................................................................             --              (477)
                                                                                        ------------      ------------
                                                                                                  --           (98,408)
                                                                                        ------------      ------------
   Total distributions to shareholders                                                        (6,041)         (195,082)
                                                                                        ------------      ------------
CAPITAL TRANSACTIONS:
Proceeds from shares sold............................................................      4,283,081        13,236,943
Proceeds from shares reinvested......................................................          6,041           195,082
Cost of shares redeemed..............................................................       (499,156)       (8,731,398)
                                                                                        ------------      ------------
Net increase (decrease) in net assets resulting from capital transactions............      3,789,966         4,700,627
                                                                                        ------------      ------------
Total increase (decrease) in net assets..............................................      4,649,471         4,919,579

NET ASSETS:
Beginning of period..................................................................     10,409,993         5,490,414
                                                                                        ------------      ------------
End of period........................................................................   $ 15,059,464      $ 10,409,993
                                                                                        ============      ============
Accumulated net investment income (loss) at end of period............................   $     29,429      $         71
                                                                                        ============      ============


Page 52                 See Notes to Financial Statements

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

CLASS I SHARES
                                           SIX MONTHS                                                                   FOR THE
                                             ENDED                        YEAR ENDED DECEMBER 31,                        PERIOD
                                           6/30/2017     ---------------------------------------------------------       ENDED
                                          (UNAUDITED)        2016           2015           2014           2013       12/31/2012 (a)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period.....   $  12.85       $  11.94       $  12.41       $  11.37       $  10.31       $  10.00
                                            --------       --------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss).............       0.09           0.14           0.16           0.15           0.14           0.15
Net realized and unrealized gain (loss)..       0.62           1.25 (b)      (0.15)          0.99           1.17           0.29
                                            --------       --------       --------       --------       --------       --------
Total from investment operations.........       0.71           1.39           0.01           1.14           1.31           0.44
                                            --------       --------       --------       --------       --------       --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income...................       (0.07)         (0.13)         (0.27)         (0.10)         (0.09)         (0.07)
Net realized gain........................      (0.10)         (0.35)         (0.21)            --          (0.16)         (0.04)
Return of capital........................         --             --             --             --             --          (0.02)
                                            --------       --------       --------       --------       --------       --------
Total from distributions.................      (0.17)         (0.48)         (0.48)         (0.10)         (0.25)         (0.13)
                                            --------       --------       --------       --------       --------       --------
Net asset value, end of period...........   $  13.39       $  12.85       $  11.94       $  12.41       $  11.37       $  10.31
                                            ========       ========       ========       ========       ========       ========
TOTAL RETURN (c) (d).....................       5.53%         11.74% (b)      0.09%         10.04%         12.75%          4.38%
                                            ========       ========       ========       ========       ========       ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).....   $648,768       $543,951       $243,244       $195,128       $106,079       $ 32,176
Ratio of total expenses to average net
   assets................................       1.23% (e)      1.29%          1.34%          1.43%          1.65%          2.69% (e)
Ratio of net expenses to average net
   assets................................       1.20% (e)      1.20%          1.20%          1.20%          1.20%          1.20% (e)
Ratio of net investment income (loss)
   to average net assets.................       1.35% (e)      1.29%          1.35%          1.40%          1.27%          2.25% (e)
Portfolio turnover rate..................         36%            96%            81%            65%            73%            34%


CLASS II SHARES
                                           SIX MONTHS                                     FOR THE
                                             ENDED         YEAR ENDED DECEMBER 31,         PERIOD
                                           6/30/2017     ---------------------------       ENDED
                                          (UNAUDITED)        2016           2015       12/31/2014 (f)
                                          ------------   ------------   ------------   ------------
Net asset value, beginning of period.....   $  12.87       $  11.95       $  12.43       $  11.63
                                            --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss).............       0.10           0.19           0.17           0.14
Net realized and unrealized gain (loss)..       0.63           1.24 (b)      (0.14)          0.77
                                            --------       --------       --------       --------
Total from investment operations.........       0.73           1.43           0.03           0.91
                                            --------       --------       --------       --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income....................      (0.08)         (0.16)         (0.30)         (0.11)
Net realized gain........................      (0.10)         (0.35)         (0.21)            --
                                            --------       --------       --------       --------
Total from distributions.................      (0.18)         (0.51)         (0.51)         (0.11)
                                            --------       --------       --------       --------
Net asset value, end of period...........   $  13.42       $  12.87       $  11.95       $  12.43
                                            ========       ========       ========       ========
TOTAL RETURN (c) (d).....................       5.73%         12.07% (b)      0.25%          7.82%
                                            ========       ========       ========       ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).....   $     18       $     17       $     16       $     11
Ratio of total expenses to average net
   assets................................       0.97% (e)      1.04%          1.09%          1.21% (e)
Ratio of net expenses to average net
   assets................................       0.95% (e)      0.95%          0.95%          0.95% (e)
Ratio of net investment income (loss)
   to average net assets.................       1.60% (e)      1.53%          1.64%          1.69% (e)
Portfolio turnover rate..................         36%            96%            81%            65%

-----------------------------

(a) The Fund's Class I shares were seeded on April 12, 2012, and commenced operations on May 1, 2012.

(b) First Trust/Dow Jones Dividend & Income Allocation Portfolio received a reimbursement from the Advisor in the amount of $1,000 in connection with a trade error, which represents less than $0.01 per share. Since the Advisor reimbursed the Fund, there was no effect on the total return.

(c) Total return is based on the combination of reinvested dividends, capital gain and return of capital distributions, if any. Total return is not annualized for periods of less than one year. The returns for the Fund do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns above.

(d) Total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(e)   Annualized.

(f) The Fund's Class II shares were seeded on April 30, 2014, and commenced operations on May 1, 2014.


                        See Notes to Financial Statements                Page 53

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

CLASS I SHARES
                                           SIX MONTHS                                     FOR THE
                                             ENDED         YEAR ENDED DECEMBER 31,         PERIOD
                                           6/30/2017     ---------------------------       ENDED
                                          (UNAUDITED)        2016           2015       12/31/2014 (a)
                                          ------------   ------------   ------------   ------------
Net asset value, beginning of period.....   $  10.54       $   9.86       $  10.39       $  10.00
                                            --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss).............       0.12           0.20           0.19           0.07
Net realized and unrealized gain (loss)..       0.24           0.71          (0.53) (b)      0.39
                                            --------       --------       --------       --------
Total from investment operations.........       0.36           0.91          (0.34)          0.46
                                            --------       --------       --------       --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income....................      (0.10)         (0.23)         (0.19)         (0.07)
                                            --------       --------       --------       --------
Total from distributions.................      (0.10)         (0.23)         (0.19)         (0.07)
                                            --------       --------       --------       --------
Net asset value, end of period...........   $  10.80       $  10.54       $   9.86       $  10.39
                                            ========       ========       ========       ========
TOTAL RETURN (c) (d).....................       3.44%          9.27%         (3.24)% (b)     4.57%
                                            ========       ========       ========       ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).....   $ 19,824       $ 17,965       $ 12,257       $  6,894
Ratio of total expenses to average net
   assets................................       2.25% (e)      2.22%          2.60%          6.00% (e)
Ratio of net expenses to average net
   assets................................       0.83% (e)      0.83%          0.90%          1.20% (e)
Ratio of net investment income (loss)
   to average net assets.................       2.35% (e)      2.10%          2.17%          2.35% (e)
Portfolio turnover rate..................         20%            46%            93%            15%


CLASS II SHARES
                                           SIX MONTHS                                     FOR THE
                                             ENDED         YEAR ENDED DECEMBER 31,         PERIOD
                                           6/30/2017     ---------------------------       ENDED
                                          (UNAUDITED)        2016           2015       12/31/2014 (a)
                                          ------------   ------------   ------------   ------------
Net asset value, beginning of period.....   $  10.54       $   9.86       $  10.39       $  10.00
                                            --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss).............       0.14           0.20           0.24           0.04
Net realized and unrealized gain (loss)..       0.24           0.74          (0.55) (b)      0.43
                                            --------       --------       --------       --------
Total from investment operations.........       0.38           0.94          (0.31)          0.47
                                            --------       --------       --------       --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income....................      (0.12)         (0.26)         (0.22)         (0.08)
                                            --------       --------       --------       --------
Total from distributions.................      (0.12)         (0.26)         (0.22)         (0.08)
                                            --------       --------       --------       --------
Net asset value, end of period...........   $  10.80       $  10.54       $   9.86       $  10.39
                                            ========       ========       ========       ========
TOTAL RETURN (c) (d).....................       3.57%          9.53%         (3.01)% (b)     4.74%
                                            ========       ========       ========       ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).....   $    160       $    156       $    100       $    105
Ratio of total expenses to average net
   assets................................       1.99% (e)      1.99%          2.31%         14.44% (e)
Ratio of net expenses to average net
   assets................................       0.58% (e)      0.58%          0.67%          0.95% (e)
Ratio of net investment income (loss)
   to average net assets.................       2.58% (e)      2.34%          2.32%          0.54% (e)
Portfolio turnover rate..................         20%            46%            93%            15%

-----------------------------

(a) The Fund's Class I and Class II shares were seeded on April 30, 2014, and commenced operations on May 1, 2014.

(b) First Trust Multi Income Allocation Portfolio received a reimbursement from the Advisor in the amount of $5,471 in connection with a trade error, which represents less than $0.01 per share. Since the Advisor reimbursed the Fund, there was no effect on the total return.

(c) Total return is based on the combination of reinvested dividends, capital gain and return of capital distributions, if any. Total return is not annualized for periods of less than one year. The returns for the Fund do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns above.

(d) Total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(e)   Annualized.


Page 54                 See Notes to Financial Statements

FIRST TRUST DORSEY WRIGHT TACTICAL CORE PORTFOLIO
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

CLASS I SHARES
                                           SIX MONTHS
                                             ENDED           YEAR          FOR THE
                                           6/30/2017        ENDED        PERIOD ENDED
                                          (UNAUDITED)     12/31/2016    12/31/2015 (a)
                                          ------------   ------------   ------------
Net asset value, beginning of period.....   $   9.85       $   9.94       $  10.00
                                            --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss).............       0.02           0.09           0.01
Net realized and unrealized gain (loss)..       0.70           0.01          (0.07)
                                            --------       --------       --------
Total from investment operations.........       0.72           0.10          (0.06)
                                            --------       --------       --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income....................      (0.00) (b)     (0.09)            --
Net realized gain........................         --          (0.10)            --
                                            --------       --------       --------
Total from distributions.................      (0.00)         (0.19)            --
                                            --------       --------       --------
Net asset value, end of period...........   $  10.57       $   9.85       $   9.94
                                            ========       ========       ========
TOTAL RETURN (c) (d).....................       7.35%          0.95%         (0.60)%
                                            ========       ========       ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).....   $ 15,005       $ 10,360       $  5,440
Ratio of total expenses to average net
   assets................................       2.08% (e)      2.13%         11.71% (e)
Ratio of net expenses to average net
   assets................................       0.75% (e)      0.83%          0.79% (e)
Ratio of net investment income (loss)
   to average net assets.................       0.56% (e)      0.98%          1.54% (e)
Portfolio turnover rate..................          9%           265%            --%


CLASS II SHARES
                                           SIX MONTHS
                                             ENDED           YEAR          FOR THE
                                           6/30/2017        ENDED        PERIOD ENDED
                                          (UNAUDITED)     12/31/2016    12/31/2015 (a)
                                          ------------   ------------   ------------
Net asset value, beginning of period.....   $   9.83       $   9.95       $  10.00
                                            --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss).............       0.04           0.11           0.01
Net realized and unrealized gain (loss)..       0.71          (0.02)         (0.06)
                                            --------       --------       --------
Total from investment operations.........       0.75           0.09          (0.05)
                                            --------       --------       --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income....................      (0.02)         (0.11)            --
Net realized gain........................         --          (0.10)            --
                                            --------       --------       --------
Total from distributions.................      (0.02)         (0.21)            --
                                            --------       --------       --------
Net asset value, end of period...........   $  10.56       $   9.83       $   9.95
                                            ========       ========       ========
TOTAL RETURN (c) (d).....................       7.60%          0.88%         (0.50)%
                                            ========       ========       ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).....   $     54       $     50       $     50
Ratio of total expenses to average net
   assets................................      48.71% (e)     57.64%         37.40% (e)
Ratio of net expenses to average net
   assets................................       0.50% (e)      0.57%          0.51% (e)
Ratio of net investment income (loss)
   to average net assets.................       0.75% (e)      1.13%          0.86% (e)
Portfolio turnover rate..................          9%           265%            --%

-----------------------------

(a) The Fund's Class I and Class II shares were seeded on October 29, 2015, and commenced operations on October 30, 2015.

(b)   Amount is less than $0.01 per share.

(c) Total return is based on the combination of reinvested dividends, capital gain and return of capital distributions, if any. Total return is not annualized for periods of less than one year. The returns for the Fund do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns above.

(d) Total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(e)   Annualized.


                        See Notes to Financial Statements                Page 55

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                      FIRST TRUST VARIABLE INSURANCE TRUST
                           JUNE 30, 2017 (UNAUDITED)

                                1. ORGANIZATION

First Trust Variable Insurance Trust (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on December 14, 2011 and is registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers shares of three series (each a "Fund" and collectively, the "Funds"), First Trust/Dow Jones Dividend & Income Allocation Portfolio ("First Trust Dow Jones"), which commenced investment operations on May 1, 2012, First Trust Multi Income Allocation Portfolio ("First Trust Multi Income"), which commenced investment operations on May 1, 2014, and First Trust Dorsey Wright Tactical Core Portfolio ("First Trust Dorsey Wright"), which commenced investment operations on October 30, 2015. Each Fund's shares are sold only to variable insurance accounts (each an "Account") to fund the benefits of the variable annuity and variable life insurance contracts (each a "Contract" and collectively the "Contracts") issued by life insurance companies writing variable annuity contracts and variable life insurance contracts with which the Trust has a contract (each a "Participating Insurance Company").

First Trust Dow Jones' investment objective is to seek to provide total return by allocating among dividend-paying stocks and investment-grade bonds. First Trust Dow Jones seeks to achieve its investment objective by investing, under normal market conditions, approximately 40-60% of its net assets in equity securities and approximately 40-60% of its net assets in fixed-income securities at the time of purchase. The equity portion of the portfolio will be derived from a quantitative process that seeks to provide total return through investing generally in dividend paying stocks included in the Dow Jones U.S. Total Stock Market Index(SM). First Trust Advisors L.P. ("First Trust" or the "Advisor") reserves the right to over-weight, under-weight or exclude certain securities from the Fund that would otherwise be selected pursuant to the quantitative process in certain instances.

First Trust Dow Jones' fixed-income component seeks to provide income and preserve capital through investing in a diversified investment-grade bond portfolio. Investment-grade bonds are those bonds rated "BBB-" or higher by Standard & Poor's Ratings Group or Fitch Ratings, Inc. or "Baa3" or higher by Moody's Investors Service, Inc. at the time of purchase. Under normal market conditions, at the time of purchase approximately 80% of the net assets of the Fund allocated to corporate bonds are invested in: investment-grade bonds included in the Dow Jones Equal Weight U.S. Issued Corporate Bond Index(SM) (the "Bond Index"(1)) and other investment-grade bonds of issuers whose securities are included in the Bond Index; and investment-grade bonds of issuers included in the Dow Jones Composite Average. The Fund may also invest in U.S. government and agency securities, including mortgage-backed securities. The Fund may, at certain times, also hold exchange-traded funds ("ETFs") that invest in investment-grade corporate bonds and U.S. government bonds in lieu of investing directly in bonds.

First Trust Multi Income's investment objective is to maximize current income, with a secondary objective of capital appreciation. First Trust Multi Income seeks to achieve its objectives through diversified exposure to nine income generating asset classes: dividend paying stocks, preferred stocks, energy infrastructure companies and master limited partnerships ("MLPs"), real estate investment trusts ("REITs"), high yield or "junk" bonds, floating rate loans, corporate bonds, mortgage-backed securities and Treasury Inflation Protected Securities ("TIPS"). The Fund is actively managed by First Trust and implementing the strategy involves multiple portfolio managers.

The Advisor tactically adjusts allocation weights in a manner deemed to offer attractive levels of total return relative to the level of expected risk. The Advisor intends to adjust asset allocation weights quarterly but may do so more or less frequently depending upon market conditions. The maximum weight of any asset class, at the time of adjustment, is 20%. The minimum weight of any asset class, at the time of adjustment, is 5%.

First Trust Multi Income may, at certain times, invest in ETFs that generally provide exposure to the nine asset classes in lieu of investing directly in such asset classes. Certain of the ETFs may be advised by First Trust. As a result, First Trust will also earn advisory fees on the underlying ETFs.

In general, the U.S. dollar-denominated fixed-income securities in which First Trust Multi Income invests may be issued by U.S. and non-U.S. issuers, of any credit quality, including high yield securities. The high yield securities in which the Fund invests are rated below investment-grade at the time of purchase or unrated and deemed by the Advisor to be of comparable quality, commonly referred to as "junk" bonds. The Fund also invests in the equity securities of domestic and foreign issuers listed on a U.S. or foreign securities exchange and non-U.S. securities that are listed on a U.S. securities exchange in the form of American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs"). The Fund may invest in equity securities issued by small, mid- or large capitalization companies.

-----------------------------

(1) Prior to April 30, 2013, the Dow Jones Equal Weight U.S. Issued Corporate Bond Index(SM) was known as the Dow Jones Corporate Bond Index(SM).

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST VARIABLE INSURANCE TRUST
                           JUNE 30, 2017 (UNAUDITED)

First Trust Dorsey Wright's investment objective is to provide total return. First Trust Dorsey Wright seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in ETFs and cash and cash equivalents that comprise the Dorsey Wright Tactical Tilt Moderate Core Index. It is expected that a majority of the ETFs in which the Fund invests will be advised by First Trust.

Each Fund offers two classes of shares: Class I and Class II. Each class represents an interest in the same portfolio of investments but with a different combination of service (12b-1) fees, eligibility requirements and other features.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The net asset value ("NAV") for each class of shares in each Fund is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV for each class is calculated by dividing the value of each Fund's total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid, and any borrowings of each Fund) by the total number of shares of the class outstanding. Differences in the NAV of each class of each Fund's shares are generally expected to be due to the daily expense accruals of the specified service (12b-1) fees, if any, and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Advisor's Pricing Committee, in accordance with valuation procedures adopted by the Trust's Board of Trustees (the "Board"), and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks, preferred stocks, MLPs, ETFs, REITs and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Corporate bonds, corporate notes, U.S. government securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board, which may use the following valuation inputs when available:

      1)    benchmark yields;

      2)    reported trades;

      3)    broker/dealer quotes;

      4)    issuer spreads;

      5)    benchmark securities;

      6)    bids and offers; and

      7)    reference data including market research publications.


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                      FIRST TRUST VARIABLE INSURANCE TRUST
                           JUNE 30, 2017 (UNAUDITED)

      Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Commercial paper, fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

      1)    the credit conditions in the relevant market and changes thereto;

      2)    the liquidity conditions in the relevant market and changes thereto;

      3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

      4) issuer-specific conditions (such as significant credit deterioration); and

      5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market or fair value price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities.

Fair valuation of a debt security will be based on the consideration of all available information, including, but not limited to, the following:

      1)    the fundamental business data relating to the issuer;

      2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

      3)    the type, size and cost of security;

      4)    the financial statements of the issuer;

      5) the credit quality and cash flow of the issuer, based on the Advisor's or external analysis;

      6) the information as to any transactions in or offers for the security;

      7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

      8)    the coupon payments;

      9) the quality, value and salability of collateral, if any, securing the security;

     10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt only);

     11) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and

     12)    other relevant factors.

Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                      FIRST TRUST VARIABLE INSURANCE TRUST
                           JUNE 30, 2017 (UNAUDITED)

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of June 30, 2017, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

Distributions received from a Fund's investments in MLPs generally are comprised of return of capital and investment income. A Fund records estimated return of capital and investment income based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.

Distributions received from a Fund's investments in REITs may be comprised of return of capital, capital gains and investment income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. A Fund records the character of distributions received from REITs during the year based on estimates available. The characterization of distributions received by a Fund may subsequently be revised based on information received from the REITs after their tax reporting periods are concluded.

C. CASH AND CASH EQUIVALENTS

Normally, the Funds invest substantially all of their assets to meet their investment objectives. The Funds may invest the remainder of their assets in securities with maturities of less than one year or cash equivalents, or they may hold cash. The investment in such instruments is not a principal investment strategy of First Trust Dow Jones or First Trust Multi Income. The percentage of

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                      FIRST TRUST VARIABLE INSURANCE TRUST
                           JUNE 30, 2017 (UNAUDITED)

each Fund's net assets invested in such holdings varies and depends on several factors, including market conditions. For temporary defensive purposes and during periods of high cash inflows or outflows, the Funds may depart from their principal investment strategies and invest part or all of their assets in these securities, or they may hold cash.

D. FUTURES CONTRACTS

First Trust Dow Jones purchases or sells (i.e., is long or short) futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in "Net realized gain (loss) on Futures" on the Statements of Operations.

Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contacts are marked-to-market daily with the change in value recognized as a component of, "Net change in unrealized appreciation (depreciation) on Futures" on the Statements of Operations. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are included in "Variation margin payable or receivable" on the Statements of Assets and Liabilities. If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Distributions from net investment income of each Fund, if any, are declared and paid semi-annually. Each Fund distributes its net realized capital gains, if any, to shareholders at least annually. All dividends payable by each Fund will be reinvested in the Fund.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some point in the future.

The tax character of distributions paid by each applicable Fund during the year ended December 31, 2016 was as follows:

                                                        DISTRIBUTIONS PAID   DISTRIBUTIONS PAID    DISTRIBUTIONS PAID
                                                          FROM ORDINARY         FROM CAPITAL          FROM RETURN
                                                              INCOME                GAINS              OF CAPITAL
                                                        ------------------   -------------------   ------------------
First Trust Dow Jones                                     $    8,174,962       $    7,142,984        $           --
First Trust Multi Income                                         366,638                   --                    --
First Trust Dorsey Wright                                        195,082                   --                    --

As of December 31, 2016, the components of distributable earnings on a tax basis for each Fund were as follows:

                                                          UNDISTRIBUTED      ACCUMULATED CAPITAL     NET UNREALIZED
                                                             ORDINARY             AND OTHER           APPRECIATION
                                                              INCOME             GAIN (LOSS)         (DEPRECIATION)
                                                        ------------------   -------------------   ------------------
First Trust Dow Jones                                     $      200,834       $    4,874,576        $   29,317,773
First Trust Multi Income                                              --              (60,259)              283,161
First Trust Dorsey Wright                                             --                   --               174,248


F. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), which includes distributing substantially all of their net investment income and net realized gains to shareholders. Each Fund intends to comply with the provisions of Section 817(h)

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                      FIRST TRUST VARIABLE INSURANCE TRUST
                           JUNE 30, 2017 (UNAUDITED)

of the Internal Revenue Code, which impose certain diversification requirements upon variable contracts that are based on segregated asset accounts. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2013, 2014, 2015 and 2016 remain open to federal and state audit for First Trust Dow Jones. Taxable years ended 2014, 2015 and 2016 remain open to federal and state audit for First Trust Multi Income. Also, taxable years ended 2015 and 2016 remain open to federal and state audit for First Trust Dorsey Wright. As of June 30, 2017, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Each Fund intends to utilize provisions of the federal income tax laws which allow it to carry realized capital losses forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At December 31, 2016, for federal income tax purposes, the Funds had capital loss carryforward available, to the extent provided by regulations, to offset capital gains as follows:

                                                         NON-EXPIRING
                                                         CAPITAL LOSS
                                                         CARRYFORWARDS
                                                        ---------------
First Trust Dow Jones                                     $        --
First Trust Multi Income                                       60,259
First Trust Dorsey Wright                                          --

During the taxable year ended December 31, 2016, the following Funds utilized capital loss carryforwards in the following amounts:

                                                         CAPITAL LOSS
                                                         CARRYFORWARD
                                                           UTILIZED
                                                        ---------------
First Trust Dow Jones                                     $        --
First Trust Multi Income                                       53,421
First Trust Dorsey Wright                                          --


G. EXPENSES

Each Fund will pay all expenses directly related to its operations.

Each Participating Insurance Company performs certain administrative services for the Funds, their Accounts and the Contracts. Each Fund pays an administrative services fee of 0.20% of average daily net assets to cover expenses incurred by Participating Insurance Companies in connection with these services.

First Trust has entered into various licensing agreements, which allow First Trust to use certain trademarks and trade names of the applicable licensors (see Licensing Information in the Additional Information section of this report). The Trust, on behalf of First Trust Dow Jones and First Trust Dorsey Wright, is a sub-licensee to these license agreements and is required to pay licensing fees, which are shown on the Statements of Operations.

H. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in "Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in "Net change in unrealized appreciation (depreciation) on investments" on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are shown in "Net realized

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--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                      FIRST TRUST VARIABLE INSURANCE TRUST
                           JUNE 30, 2017 (UNAUDITED)

gain (loss) on foreign currency transactions" on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in "Net realized gain (loss) on investments" on the Statements of Operations.

I. INTEREST-ONLY SECURITIES

An interest-only security ("IO Security") is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on the Portfolio of Investments.

J. PRINCIPAL-ONLY SECURITIES

A principal-only security ("PO Security") is the principal-only portion of a mortgage-backed security that does not receive any interest, is priced at a deep discount to its redemption value and ultimately receives the redemption value. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of a PO Security will rise. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of a PO Security will fall. These securities, if any, are identified on the Portfolio of Investments.

K. NEW AND AMENDED FINANCIAL REPORTING RULES AND FORMS

On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms. The new and amended rules and forms are intended to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. The new and amended rules and forms will be effective for the First Trust funds, including the Funds, for reporting periods beginning on and after June 1, 2018. Management is evaluating the new and amended rules and forms to determine the impact to the Funds.

          3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust provides each Fund with discretionary investment services and certain administrative services necessary for the management of the Funds. For its investment advisory and management services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.60% of the average daily net assets for both First Trust Dow Jones and First Trust Multi Income, and 0.35% of the average daily net assets for First Trust Dorsey Wright. First Trust also provides fund reporting services to First Trust Dow Jones and First Trust Dorsey Wright for a flat annual fee in the amount of $9,250 per Fund.

First Trust Multi Income and First Trust have retained Energy Income Partners, LLC ("EIP") and Stonebridge Advisors LLC ("Stonebridge") (collectively the "Sub-Advisors"), affiliates of First Trust, to serve as investment sub-advisors. In this capacity, the Sub-Advisors provide recommendations to the Advisor regarding the selection and on-going monitoring of certain securities in First Trust Multi Income's investment portfolio. EIP acts as sub-advisor for, and manages on a discretionary basis the investment and reinvestment of, only the assets of First Trust Multi Income allocated to EIP by the Advisor and furnishes an investment program in respect of and makes investment decisions only with respect to the portion of First Trust Multi Income's investment portfolio allocated to it by the Advisor. EIP, an affiliate of the Advisor, has been retained by First Trust Multi Income and the Advisor to provide recommendations regarding the selection and ongoing monitoring of the MLP, MLP affiliate and energy infrastructure securities in First Trust Multi Income's investment portfolio and to exercise discretion only with respect to assets of First Trust Multi Income allocated to EIP. Stonebridge serves as a non-discretionary sub-advisor. Stonebridge has been retained by First Trust Multi Income and the Advisor to provide recommendations regarding the selection and ongoing monitoring of the preferred and hybrid securities in First Trust Multi Income's investment portfolio.

For the services provided and the expenses assumed pursuant to the investment sub-advisory agreement, First Trust will pay EIP a sub-advisory fee equal to 40% monthly in arrears of any remaining monthly investment management fee paid to the Advisor for the average daily net assets allocated to EIP after First Trust's waiver of any of its investment management fee to comply with the then-current expense cap, as defined below. For the services provided and the expenses assumed pursuant to the investment sub-advisory agreement, First Trust will pay Stonebridge a portfolio management fee equal to an annual rate of 0.20% of the Fund's average daily net assets allocated to Stonebridge.


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                      FIRST TRUST VARIABLE INSURANCE TRUST
                           JUNE 30, 2017 (UNAUDITED)

During the year ended December 31, 2016, First Trust Dow Jones received a reimbursement from the Advisor of $1,000 in connection with a trade error.

First Trust has agreed to waive fees and/or pay First Trust Dow Jones' and First Trust Multi Income's expenses to the extent necessary to prevent the operating expenses of Class I shares and Class II shares (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses) from exceeding 1.20% and 0.95% (the "Expense Cap"), respectively, of each Fund's average daily net assets per year at least until May 1, 2018. First Trust has agreed to waive fees and/or pay First Trust Dorsey Wright's expenses to the extent necessary to prevent the operating expenses of Class I shares and Class II shares (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 1.30% and 1.05%, respectively, of each Fund's average daily net assets per year at least until May 1, 2018. In First Trust Dorsey Wright, because acquired fund fees and expenses are estimated, First Trust will periodically adjust the amount of the fee waiver and expense reimbursement in order to attempt to meet the Expense Cap. However, total net annual fund expense may be higher or lower than the Expense Cap.

Expenses borne and fees waived by First Trust are subject to reimbursement by each Fund for up to three years from the date the fee or expense was incurred by the Fund, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding the Expense Cap. These amounts, if any, are included in "Expenses previously waived or reimbursed" on the Statements of Operations.

The advisory fee waivers and expense reimbursements for the six months ended June 30, 2017, and the expenses borne by First Trust subject to recovery from the applicable Fund at June 30, 2017, are included in the table below.

                                          FEES WAIVED OR EXPENSES BORNE BY FIRST TRUST SUBJECT TO RECOVERY
                         --------------------------------------------------------------------------------------------------
                                                        SIX MONTHS        YEAR           YEAR       SIX MONTHS
                                                          ENDED          ENDED          ENDED         ENDED
                             FEES         EXPENSES     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    JUNE 30,
                            WAIVED       REIMBURSED        2014           2015           2016          2017        TOTAL
                         ------------   ------------   ------------   ------------   ------------   ----------   ----------
First Trust Dow Jones    $     96,969   $         --   $    222,688   $    347,277   $    338,513   $   96,969   $1,005,447
First Trust Multi Income       56,150         42,411         47,445        151,967        152,851       98,561      450,824
First Trust Dorsey Wright      22,214         74,520             --         48,180        157,770       96,734      302,684

During the six months ended June 30, 2017, First Trust did not recover any fees that were previously waived or reimbursed.

First Trust agreed to waive and/or reimburse the acquired fund fees and expenses of the shares of investment companies held by First Trust Multi Income up to 0.37% of the Fund's average daily net assets through May 1, 2018. During the six months ended June 30, 2017, First Trust reimbursed First Trust Multi Income $34,626 of fees that are not subject to recovery.

First Trust Capital Partners, LLC ("FTCP"), an affiliate of First Trust, owns, through a wholly-owned subsidiary, a 15% ownership interest in each of EIP and EIP Partners, LLC, an affiliate of EIP. Stonebridge is a majority-owned affiliate of FTCP.

BNY Mellon Investment Servicing (US) Inc. ("BNYM IS") serves as First Trust Dow Jones', First Trust Multi Income's and First Trust Dorsey Wright's transfer agent in accordance with certain fee arrangements. As transfer agent, BNYM IS is responsible for maintaining shareholder records for the Funds. BNYM IS is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

The Bank of New York Mellon ("BNYM") serves as First Trust Dow Jones' and First Trust Multi Income's administrator, fund accountant and custodian in accordance with certain fee arrangements. As administrator and fund accountant, BNYM is responsible for providing certain administrative and accounting services to the Funds, including maintaining the Funds' books of account, records of the Funds' securities transactions, and certain other books and records. As custodian, BNYM is responsible for custody of each Fund's assets. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Brown Brothers Harriman & Co. ("BBH") serves as First Trust Dorsey Wright's administrator, fund accountant and custodian. As custodian, BBH is responsible for custody of the Fund's assets. As administrator and fund accountant, BBH is responsible for providing certain administrative and accounting services to the Fund, including maintaining the Fund's books of account, records of the Fund's securities transactions, and certain other books and records.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST VARIABLE INSURANCE TRUST
                           JUNE 30, 2017 (UNAUDITED)

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                         4. CAPITAL SHARE TRANSACTIONS

Capital transactions for First Trust Dow Jones were as follows:

                                   SIX MONTHS ENDED                   YEAR ENDED
                                    JUNE 30, 2017                 DECEMBER 31, 2016

                                SHARES          VALUE           SHARES          VALUE
                             ------------    ------------    ------------    ------------
Sales:
   Class I                      7,693,195    $101,445,794      21,522,285    $269,075,266
   Class II                            --              --               5              67
                             ------------    ------------    ------------    ------------
Total Sales:                    7,693,195    $101,445,794      21,522,290    $269,075,333
                             ============    ============    ============    ============
Dividend Reinvestment:
   Class I                        604,961    $  8,118,581       1,224,785    $ 15,317,280
   Class II                             7              89              18             230
                             ------------    ------------    ------------    ------------
Total Dividend Reinvestment:      604,968    $  8,118,670       1,224,803    $ 15,317,510
                             ============    ============    ============    ============
Redemptions:
   Class I                     (2,202,532)   $(28,954,122)       (782,373)   $ (9,596,410)
   Class II                            (2)            (20)            (42)           (484)
                             ------------    ------------    ------------    ------------
Total Redemptions:             (2,202,534)   $(28,954,142)       (782,415)   $ (9,596,894)
                             ============    ============    ============    ============

Capital transactions for First Trust Multi Income were as follows:

                                   SIX MONTHS ENDED                   YEAR ENDED
                                    JUNE 30, 2017                 DECEMBER 31, 2016

                                SHARES          VALUE           SHARES          VALUE
                             ------------    ------------    ------------    ------------
Sales:
   Class I                        253,232    $  2,729,380         607,792    $  6,311,829
   Class II                            --              --           4,618          48,485
                             ------------    ------------    ------------    ------------
Total Sales:                      253,232    $  2,729,380         612,410    $  6,360,314
                             ============    ============    ============    ============
Dividend Reinvestment:
   Class I                         17,248    $    185,417          34,761    $    363,323
   Class II                            50             542              68             715
                             ------------    ------------    ------------    ------------
Total Dividend Reinvestment:       17,298    $    185,959          34,829    $    364,038
                             ============    ============    ============    ============
Redemptions:
   Class I                       (140,108)   $ (1,503,974)       (180,072)   $ (1,854,107)
   Class II                           (19)           (205)             (2)            (23)
                             ------------    ------------    ------------    ------------
Total Redemptions:               (140,127)   $ (1,504,179)       (180,074)   $ (1,854,130)
                             ============    ============    ============    ============

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST VARIABLE INSURANCE TRUST
                           JUNE 30, 2017 (UNAUDITED)

Capital transactions for First Trust Dorsey Wright were as follows:

                                   SIX MONTHS ENDED                   YEAR ENDED
                                    JUNE 30, 2017                 DECEMBER 31, 2016

                                SHARES          VALUE           SHARES          VALUE
                             ------------    ------------    ------------    ------------
Sales:
   Class I                        415,605    $  4,283,081       1,367,166    $ 13,236,943
   Class II                            --              --              --              --
                             ------------    ------------    ------------    ------------
Total Sales:                      415,605    $  4,283,081       1,367,166    $ 13,236,943
                             ============    ============    ============    ============
Dividend Reinvestment:
   Class I                            562    $      5,952          19,542    $    194,032
   Class II                             8              89             106           1,050
                             ------------    ------------    ------------    ------------
Total Dividend Reinvestment:          570    $      6,041          19,648    $    195,082
                             ============    ============    ============    ============
Redemptions:
   Class I                        (48,859)   $   (499,156)       (881,838)   $ (8,731,398)
   Class II                            --              --              --              --
                             ------------    ------------    ------------    ------------
Total Redemptions:                (48,859)   $   (499,156)       (881,838)   $ (8,731,398)
                             ============    ============    ============    ============


                           5. DERIVATIVE TRANSACTIONS

The following table presents the types of derivatives held by First Trust Dow Jones at June 30, 2017, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities. First Trust Multi Income and First Trust Dorsey Wright did not hold any derivative instruments as of June 30, 2017.

                                             ASSET DERIVATIVES                        LIABILITY DERIVATIVES
                                  ----------------------------------------   ----------------------------------------
DERIVATIVE                           STATEMENTS OF ASSETS                       STATEMENTS OF ASSETS
INSTRUMENT     RISK EXPOSURE       AND LIABILITIES LOCATION       VALUE       AND LIABILITIES LOCATION       VALUE
----------   ------------------   ---------------------------   ----------   ---------------------------   ----------
Futures      Interest Rate Risk   Variation Margin Receivable   $   50,531   Variation Margin Payable      $       --

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended June 30, 2017, on derivatives instruments held by First Trust Dow Jones, as well as the primary underlying risk exposure associated with each instrument.

STATEMENTS OF OPERATIONS LOCATION                INTEREST RATE RISK
-------------------------------------------------------------------
Net realized gain (loss) on futures                   $    (268,321)
Net change in unrealized gain (loss) on futures              (5,930)

During the six months ended June 30, 2017, the amount of notional values of futures contracts opened and closed were $46,887,796 and $42,274,210, respectively.

First Trust Dow Jones does not have the right to offset financial assets and financial liabilities related to futures contracts on the Statements of Assets and Liabilities.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST VARIABLE INSURANCE TRUST
                           JUNE 30, 2017 (UNAUDITED)

                           6. AFFILIATED TRANSACTIONS

First Trust Multi Income and First Trust Dorsey Wright invest in securities of affiliated funds. Dividend income and realized gains and losses from affiliated funds are presented on the Statements of Operations. Each Fund's investment performance and risks are directly related to the investment performance and risks of the affiliated funds.

Amounts relating to these investments in First Trust Multi Income at June 30, 2017, and for the period then ended are as follows:

                                                             SHARE ACTIVITY
                                            ------------------------------------------------
                                            BALANCE AT                           BALANCE AT    VALUE AT     DIVIDEND     REALIZED
SECURITY NAME                               12/31/2016   PURCHASES     SALES     6/30/2017    6/30/2017      INCOME     GAIN (LOSS)
------------------------------------------  -----------  ----------  ----------  -----------  -----------  -----------  -----------
First Trust Low Duration
   Opportunities ETF                                600       9,472      (5,624)       4,448  $   231,785  $     2,036  $       476
First Trust Preferred Securities
   and Income ETF                                64,727      25,473        (890)      89,310    1,787,093       44,649          348
First Trust Senior Loan Fund                     59,444       3,681      (3,150)      59,975    2,901,591       49,686       (1,756)
First Trust Tactical High Yield ETF              25,954       1,596      (3,730)      23,820    1,170,991       31,443       (6,956)
                                                                                              -------------------------------------
                                                                                              $ 6,091,460  $   127,814  $    (7,888)
                                                                                              =====================================

Amounts relating to these investments in First Trust Dorsey Wright at June 30, 2017, and for the period then ended are as follows:

                                                             SHARE ACTIVITY
                                            ------------------------------------------------
                                            BALANCE AT                           BALANCE AT    VALUE AT     DIVIDEND     REALIZED
SECURITY NAME                               12/31/2016   PURCHASES     SALES     6/30/2017     6/30/2017     INCOME     GAIN (LOSS)
------------------------------------------  -----------  ----------  ----------  -----------  -----------  -----------  -----------
First Trust BICK Index Fund                          --       2,979          --        2,979  $    77,156  $       183  $        --
First Trust Brazil AlphaDEX(R) Fund               3,508       1,042      (4,550)          --           --          370        1,727
First Trust Chindia ETF                           1,666         579          --        2,245       78,777          246           --
First Trust Developed Markets ex-US
   AlphaDEX(R) Fund                               2,576       2,121          --        4,697      259,556        1,446           --
First Trust Dow Jones Internet Index Fund        11,472       3,981          --       15,453    1,464,017           --           --
First Trust Emerging Markets AlphaDEX(R)
   Fund                                           5,922       2,055          --        7,977      186,981        1,790           --
First Trust Energy AlphaDEX(R) Fund              60,848      11,590     (72,438)          --           --        2,521      (65,044)
First Trust Germany AlphaDEX(R) Fund              1,348         468          --        1,816       78,724        1,095           --
First Trust Industrials/Producer Durables
   AlphaDEX(R) Fund                              26,079       9,051          --       35,130    1,242,197        2,993           --
First Trust Large Cap Growth AlphaDEX(R)
   Fund                                          19,913       6,910          --       26,823    1,469,096        2,669           --
First Trust Latin America AlphaDEX(R) Fund        2,700         713      (3,413)          --           --          357           87
First Trust Mid Cap Core AlphaDEX(R) Fund        19,138       6,643          --       25,781    1,528,813        5,064           --
First Trust Nasdaq Bank ETF                          --      46,994          --       46,994    1,242,051        4,009           --
First Trust NASDAQ-100-Technology
   Sector Index Fund                             17,281       5,998          --       23,279    1,452,377        4,832           --
First Trust Small Cap Growth AlphaDEX(R)
   Fund                                          29,139      10,112          --       39,251    1,509,201           --           --
First Trust Switzerland AlphaDEX(R) Fund          1,248         434          --        1,682       82,166        1,297           --
First Trust Utilities AlphaDEX(R) Fund           34,767      12,066          --       46,833    1,272,453       15,808           --
                                                                                              -------------------------------------
                                                                                              $11,943,565  $    44,680  $   (63,230)
                                                                                              =====================================


                             7. 12B-1 SERVICE PLAN

The Trust has adopted a plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act, which provides that Class I shares of each of the Funds will be subject to an annual service fee.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST VARIABLE INSURANCE TRUST
                           JUNE 30, 2017 (UNAUDITED)

First Trust Portfolios L.P. ("FTP"), an affiliate of First Trust, serves as the distributor of shares of the Funds. FTP uses the service fee to compensate each Participating Insurance Company for providing account services to policy owners. These services include establishing and maintaining Contract owners' accounts, supplying information to Contract owners, delivering Fund materials to Contract owners, answering inquiries, and providing other personal services to Contract owners. Each Fund may spend up to 0.25% per year of the average daily net assets of its Class I shares as a service fee under the Plan. In addition, the Plan permits First Trust to use a portion of its advisory fee to compensate FTP for expenses incurred in connection with the sale of a Fund's Class I shares including, without limitation, compensation of its sales force, expenses of printing and distributing the Prospectus to persons other than Contract owners, expenses of preparing, printing and distributing advertising and sales literature and reports to Contract owners used in connection with the sale of a Fund's Class I Shares, certain other expenses associated with the servicing of Class I shares of a Fund, and any service-related expenses that may be authorized from time to time by the Board.

During the six months ended June 30, 2017, all service fees received by FTP were paid to the Participating Insurance Companies, with no portion of such fees retained by FTP. The Plan may be renewed from year to year if approved by a vote of the Trust's Board and a vote of the Independent Trustees, who have no direct or indirect financial interest in the Plan, cast in person at a meeting called for the purpose of voting on the Plan.

                      8. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of investment securities, excluding U.S. Government securities and short-term investments, for the six months ended June 30, 2017, were as follows:

                                     PURCHASES              SALES
                                  ---------------      ---------------
First Trust Dow Jones             $   270,071,636      $   176,373,246
First Trust Multi Income                4,247,795            3,319,123
First Trust Dorsey Wright               4,896,514            1,180,106

Cost of purchases and proceeds from sales of U.S. Government investment securities, excluding short-term investments, for the six months ended June 30, 2017, were as follows:

                                     PURCHASES              SALES
                                  ---------------      ---------------
First Trust Dow Jones             $    34,086,787      $    32,591,399
First Trust Multi Income                  867,453              414,575
First Trust Dorsey Wright                      --                   --


                                 9. BORROWINGS

The Trust, on behalf of First Trust Dow Jones and First Trust Multi Income, along with First Trust Series Fund and First Trust Exchange-Traded Fund IV, has a $200 million Credit Agreement with BNYM (the "BNYM Line of Credit") to be a liquidity backstop during periods of high redemption volume. A commitment fee of 0.15% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans will be charged by BNYM, which First Trust will allocate amongst the funds that have access to the BNYM Line of Credit. These fees are reflected in the Statements of Operations in the Commitment fees line item. To the extent that either fund accesses the BNYM Line of Credit, there would also be an interest fee charged. Neither First Trust Dow Jones or First Trust Multi Income drew on the BNYM Line of Credit during the six months ended June 30, 2017.

                              10. INDEMNIFICATION

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                             11. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                      FIRST TRUST VARIABLE INSURANCE TRUST
                           JUNE 30, 2017 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Trust's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available (1) by calling (800) 988-5891; (2) on the Trust's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                             LICENSING INFORMATION

Standard & Poor's and S&P are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The trademarks have been licensed to S&P Dow Jones Indices LLC and have been sublicensed for use for certain purposes by First Trust Advisors L.P. ("First Trust"). The DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEX(SM), DOW JONES U.S. TOTAL STOCK MARKET INDEX(SM) AND DOW JONES COMPOSITE AVERAGE are products of S&P Dow Jones Indices LLC and has been licensed for use by First Trust. The First Trust/Dow Jones Dividend & Income Allocation Portfolio is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or any of their respective affiliates (collectively, "S&P Dow Jones Indices"). Neither S&P Dow Jones Indices nor its affiliates make any representation or warranty, express or implied, to the owners of the First Trust/Dow Jones Dividend & Income Allocation Portfolio or any member of the public regarding the advisability of investing in securities generally or in the First Trust/Dow Jones Dividend & Income Allocation Portfolio particularly or the ability of the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEX(SM), DOW JONES U.S. TOTAL STOCK MARKET INDEX(SM) AND DOW JONES COMPOSITE AVERAGE to track general market performance. S&P Dow Jones Indices only relationship to First Trust with respect to the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEX(SM), DOW JONES U.S. TOTAL STOCK MARKET INDEX(SM) AND DOW JONES COMPOSITE AVERAGE is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices. The DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEX(SM), DOW JONES U.S. TOTAL STOCK MARKET INDEX(SM) AND DOW JONES COMPOSITE AVERAGE is determined, composed and calculated by S&P Dow Jones Indices without regard to First Trust or the First Trust/Dow Jones Dividend & Income Allocation Portfolio. S&P Dow Jones Indices has no obligation to take the needs of First Trust or the owners of the First Trust/Dow Jones Dividend & Income Allocation Portfolio into consideration in determining, composing or calculating the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEX(SM), DOW JONES U.S. TOTAL STOCK MARKET INDEX(SM) AND DOW JONES COMPOSITE AVERAGE. Neither S&P Dow Jones Indices nor its affiliates are responsible for and have not participated in the determination of the prices, and amount of the First Trust/Dow Jones Dividend & Income Allocation Portfolio or the timing of the issuance or sale of the First Trust/Dow Jones Dividend & Income Allocation Portfolio or in the determination or calculation of the equation by which the First Trust/Dow Jones Dividend & Income Allocation Portfolio is to be managed. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the First Trust/Dow Jones Dividend & Income Allocation Portfolio. There is no assurance that investment products based on the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEX(SM), DOW JONES U.S. TOTAL STOCK MARKET INDEX(SM) AND DOW JONES COMPOSITE AVERAGE will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

NEITHER S&P DOW JONES INDICES NOR ITS AFFILIATES GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEX(SM), DOW JONES U.S. TOTAL STOCK MARKET INDEX(SM) AND DOW JONES COMPOSITE AVERAGE OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEX(SM), DOW JONES U.S. TOTAL STOCK MARKET INDEX(SM) AND DOW JONES COMPOSITE AVERAGE OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST VARIABLE INSURANCE TRUST
                           JUNE 30, 2017 (UNAUDITED)

LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND FIRST TRUST, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

The First Trust Dorsey Wright Tactical Core Portfolio (the "Portfolio") is not sponsored, endorsed, sold or promoted by Dorsey Wright & Associates, LLC ("Licensor"). Licensor makes no representation or warranty, express or implied, to the owners of the Portfolio or any member of the public regarding the advisability of trading in the Portfolio. Licensor's only relationship to First Trust Advisors L.P. ("First Trust") is the licensing of certain trademarks and trade names of Licensor and of the Dorsey Wright Tactical Tilt Moderate Core Index which is determined, composed and calculated by Licensor without regard to First Trust or the Portfolio, Licensor has no obligation to take the needs of First Trust or the owners of the Portfolio into consideration in determining, composing or calculating Dorsey Wright Tactical Tilt Moderate Core Index. Licensor is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Portfolio to be listed or in the determination or calculation of the equation by which the Portfolio are to be converted into cash. Licensor has no obligation or liability in connection with the administration, marketing or trading of the Portfolio.

LICENSOR DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE DORSEY WRIGHT TACTICAL TILT MODERATE CORE OR ANY DATA INCLUDED THEREIN AND LICENSOR SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. LICENSOR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FIRST TRUST DORSEY WRIGHT TACTICAL CORE PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DORSEY WRIGHT TACTICAL TILT MODERATE CORE INDEX OR ANY DATA INCLUDED THEREIN. LICENSOR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DORSEY WRIGHT TACTICAL TILT MODERATE CORE INDEX OR ANY DATA INCLUDED THEREIN, WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL LICENSOR HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN LICENSOR AND FIRST TRUST.

                              RISK CONSIDERATIONS

Risks are inherent in all investing. The following summarizes some of the risks that should be considered for the Funds. For additional information about the risks associated with investing in the Funds, please see the Funds' prospectuses and statements of additional information, as well as other regulatory filings.

AFFILIATED FUND RISK. The First Trust Multi Income Allocation Portfolio and the First Trust Dorsey Wright Tactical Core Portfolio invest in securities of affiliated ETFs, which involves additional expenses that would not be present in a direct investment in such affiliated ETFs. Furthermore, the Funds' investment performance and risks are directly related to the investment performance and risks of the affiliated ETFs.

CALL RISK. If an issuer calls higher-yielding debt instruments held by the Funds, performance could be adversely impacted.

CONVERTIBLE SECURITIES RISK. The ETFs in which the First Trust Multi Income Allocation Portfolio and the First Trust Dorsey Wright Tactical Core Portfolio invest may invest in convertible securities. Convertible securities have characteristics of both equity and debt securities and, as a result, are exposed to certain additional risks. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline.

However, a convertible security's market value also tends to reflect the market price of the common stock of the issuing company, particularly when the stock price is greater than the convertible security's conversion price (i.e., the predetermined price or exchange ratio at which the convertible security can be converted or exchanged for the underlying common stock). Convertible securities are also exposed to the risk that an issuer is unable to meet its obligation to make dividend or principal payments when due as a result of changing financial or market conditions. Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of their potential for capital appreciation.

CREDIT RISK. The Funds are subject to credit risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CURRENCY RISK. The ETFs in which the First Trust Multi Income Allocation Portfolio and the First Trust Dorsey Wright Tactical Core Portfolio invest may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the


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relative value of non-U.S. currencies will affect the value of the Funds'
investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Funds may change quickly and without warning and you may lose money.

DEPOSITORY RECEIPTS RISK. The First Trust Multi Income Allocation Portfolio and the First Trust Dorsey Wright Tactical Core Portfolio invest in equity securities in the form of Depositary Receipts, which may be less liquid than the underlying securities in their primary trading market. Any distributions paid to the holders of Depositary Receipts are usually subject to a fee charged by the depositary. Holders of Depositary Receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of Depositary Receipts because such restrictions may limit the ability to convert the securities into Depositary Receipts and vice versa. Such restrictions may cause the securities of the underlying issuer to trade at a discount or premium to the market price of the Depositary Receipts.

DIVIDEND RISK. The Funds are subject to dividend risk. There is no guarantee that the issuers of the Funds' equity securities will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

ENERGY INFRASTRUCTURE COMPANIES RISK. The First Trust Multi Income Allocation Portfolio invests in energy infrastructure companies. These companies principally include publicly-traded MLPs and limited liability companies taxed as partnerships, MLP affiliates, Canadian income trusts and their successor companies, pipeline companies, utilities, and other companies that derive at least 50% of their revenues from operating or providing services in support of infrastructure assets such as pipeline, power transmission and petroleum and natural gas storage in the petroleum, natural gas and power generation industries. The Fund invests in energy infrastructure companies and is subject to certain risks inherent in investing in these types of securities. Energy infrastructure companies may be directly affected by energy commodity prices, especially those companies that own the underlying energy commodity. A decrease in the production or availability of natural gas, natural gas liquids, crude oil, coal or other energy commodities or a decrease in the volume of such commodities available for transportation, processing, storage or distribution may adversely impact the financial performance of energy infrastructure companies. Energy infrastructure companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for products and services. Various governmental authorities have the power to enforce compliance with these regulations and the permits issued under them and violators are subject to administrative, civil and criminal penalties, including civil fines, injunctions or both. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the financial performance of energy infrastructure companies. Natural disasters, such as hurricanes in the Gulf of Mexico, also may impact energy infrastructure companies.

Certain energy infrastructure companies in the utilities industry are subject to imposition of rate caps, increased competition due to deregulation, difficulty in obtaining an adequate return on invested capital or in financing large construction projects, limitations on operations and increased costs and delays attributable to environmental considerations, and the capital market's ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for these companies. Such issuers have been experiencing certain of these problems to varying degrees.

EQUITY SECURITIES RISK. Because the Funds and the ETFs in which the First Trust Multi Income Allocation Portfolio and the First Trust Dorsey Wright Tactical Core Portfolio invest hold equity securities, the value of the Funds' shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. The equity markets have experienced recent volatility that may lead to sharp declines in the value of the underlying ETFs and the Funds.

ETF RISK. An ETF trades like common stock and represents a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile. ETFs have management fees and other operating expenses that increase their costs. In general, as a shareholder in other investment companies, the Funds bear their ratable share of the underlying fund's expenses, and are subject to duplicative expenses to the extent a Fund invests in other ETFs.

FINANCIAL COMPANIES RISK. Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

FIXED INCOME SECURITIES RISK. An investment in the Funds involves risk associated with an investment in fixed income securities including the risk that certain of the securities in the Funds may not have the benefit of covenants that would prevent the issuer from engaging in capital restructurings or borrowing transactions in connection with corporate acquisitions, leveraged buyouts or restructurings. This limitation could reduce the ability of the issuer to meet its payment obligations and might result in increased credit risk. In addition, certain of the securities may be redeemed or prepaid by the issuer, resulting in lower interest payments by the Funds and reduced
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FLOATING RATE LOAN RISK. The Funds and the ETFs in which the First Trust Multi
Income Allocation Portfolio and the First Trust Dorsey Wright Tactical Core Portfolio invest may invest in floating rate loans, which may include high yield securities, or "junk" loans. An investment in floating rate loans subjects the Funds to credit risk, which is heightened for loans in which the Funds invest because companies that issue such loans tend to be highly leveraged and thus are more susceptible to the risks of interest deferral and/or bankruptcy. The loans are usually rated below investment grade but may also be unrated. An economic downturn would generally lead to a higher non-payment rate, and a loan may lose significant market value before a default occurs. Moreover, any specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan's value. Loans are subject to a number of risks described elsewhere in this report, including liquidity risk and the risk of investing in below investment grade debt instruments. Floating rate loans are subject to prepayment risk. The degree to which borrowers prepay loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among loan investors, among others. Floating rate loans may also not be considered "securities" under the 1940 Act and therefore prevent the Funds from relying on the anti-fraud provisions of the Act.

FUND OF FUNDS RISK. The First Trust Multi Income Allocation Portfolio and the First Trust Dorsey Wright Tactical Core Portfolio invest in securities of other ETFs, which involves additional expenses that would not be present in a direct investment in such ETFs. Furthermore, the Funds' investment performance and risks are directly related to the investment performance and risks of the underlying ETFs in which the Funds invest.

HIGH YIELD SECURITIES RISK. The First Trust Multi Income Allocation Portfolio and the First Trust Dorsey Wright Tactical Core Portfolio invest in high yield securities, or "junk" bonds, which are subject to greater market fluctuations and risk of loss than securities with higher ratings, and therefore, may be highly speculative. These securities are issued by companies that may have limited operating history, narrowly focused operations, and/or other impediments to the timely payment of periodic interest and principal at maturity. If the economy slows down or dips into recession, the issuers of high yield securities may not have sufficient resources to continue making timely payment of periodic interest and principal at maturity. The market for high yield securities is generally smaller and less liquid than that for investment grade securities. High yield securities are generally not listed on a national securities exchange but trade in the over-the-counter markets. Due to the smaller, less liquid market for high yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete.

ILLIQUID SECURITIES RISK. Some of the securities held by the First Trust Multi Income Allocation Portfolio may be illiquid. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximately the value at which the Fund is carrying the securities on its books.

INCOME RISK. Income from the Funds' fixed income investments could decline during periods of falling interest rates.

INDEX CONSTITUENT RISK. The Funds may be a constituent of one or more indices. As a result, the Funds may be included in one or more index-tracking ETFs or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a Fund, the size of the Fund and the market volatility of the Fund. Inclusion in an index could significantly increase demand for a Fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a Fund's NAV could be negatively impacted and the Fund's market price may be significantly below the Fund's net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, a Fund can be exposed to increased brokerage costs and adverse tax consequences and the market price of the Fund can be negatively affected.

INDEX REBALANCE RISK. Pursuant to the methodology that the Funds' index providers use to calculate and maintain the Fund's underlying index, the Fund may own a significant portion of the First Trust ETF's included in the Funds. Such ETFs may be removed from the underlying index in the event that it does not comply with the eligibility requirements of the underlying index. As a result, a Fund may be forced to sell shares of certain First Trust ETFs at inopportune times or for prices other than at current market values or may elect not to sell such shares on the day that they are removed from the underlying index, due to market conditions or otherwise. Due to these factors, the variation between a Fund's annual return and the return of the underlying index may increase significantly. Apart from scheduled rebalances, the index provider may carry out additional ad hoc rebalances to the underlying index to, for example, correct an error in the selection of constituents. When a Fund in turn rebalances its portfolio, any transaction costs and market exposure arising from such portfolio rebalancing will be borne by the Fund and its shareholders. Unscheduled rebalances may also expose a Fund to additional tracking error risk. Therefore, errors and additional ad hoc rebalances carried out by the index provider may increase a Fund's costs and market exposure.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the fixed-income securities in the Funds will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term investments and higher for longer term investments. Mortgage-related securities are particularly subject to the risk that interest rate volatility may adversely impact the valuation and price of such securities. Additionally, the return on the floating rate loans in which the Funds may invest will decline during a period of falling interest rates.


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INVESTMENT COMPANIES RISK. The Funds may invest in the shares of other investment companies, and therefore, the Funds' investment performance and risks may be related to the investment performance and risks of the underlying funds. In general, as a shareholder in other investment companies, the Funds bear their ratable share of the underlying Fund's expenses, and would be subject to duplicative expenses to the extent the Funds invest in other investment companies.

LIQUIDITY RISK. The First Trust Multi Income Allocation Portfolio and the First Trust Dorsey Wright Tactical Core Portfolio invest a portion of their assets in other funds which invest in lower-quality debt issued by companies that are highly leveraged. Lower-quality debt tends to be less liquid than higher-quality debt. Moreover, smaller debt issues tend to be less liquid than larger debt issues. If the economy experiences a sudden downturn, or if the debt markets for such companies become distressed, the Funds may have particular difficulty selling their assets in sufficient amounts, at reasonable prices and in a sufficiently timely manner to raise the cash necessary to meet any potentially heavy redemption requests by shareholders.

LOAN PREPAYMENT RISK. Loans are subject to prepayment risk. The degree to which borrowers prepay loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among loan investors, among others. As such prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which the Funds derive interest income will be reduced. The Funds may not be able to reinvest the proceeds received on terms as favorable as the prepaid loan.

LOAN RISK. An investment in loans subjects the Funds to credit risk, which is heightened for loans in which the Funds invest because companies that issue such loans tend to be highly leveraged and thus are more susceptible to the risks of interest deferral, default and/or bankruptcy. The loans are usually rated below investment grade but may also be unrated. An economic downturn would generally lead to a higher non-payment rate, and a loan may lose significant market value before a default occurs. Moreover, any specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan's value. Unlike the securities markets, there is no central clearinghouse for loan trades, and the loan market has not established enforceable settlement standards or remedies for failure to settle. Therefore, portfolio transactions in loans may have uncertain settlement time periods. Loans are subject to a number of risks described elsewhere in this report, including liquidity risk and the risk of investing in below investment grade debt instruments.

MANAGEMENT RISK. The Funds are subject to management risk because they have actively managed portfolios. The Advisor will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that the Funds will achieve their investment objectives.

MARKET RISK. Market risk is the risk that a particular security owned by a Fund or shares of the Funds in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall Fund share values could decline generally or could underperform other investments.

MLP RISK. The First Trust Multi Income Allocation Portfolio's investment in MLP units involves risks which differ from an investment in common stock of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest may exist between common unit holders and the general partner, including those arising from incentive distribution payments. In addition, there is the risk that an MLP could be, contrary to its intention, taxed as a corporation, resulting in decreased returns from such MLP.

MLP TAX RISK. With respect to First Trust Multi Income Allocation Portfolio, the Fund's ability to meet its investment objectives depends, in part, on the level of taxable income and distributions it receives from the MLP and MLP-related entities in which the Fund invests, a factor over which the Fund has no control. The benefit the Fund derives from its investment in MLPs is dependent on the MLPs being treated as partnerships for federal income tax purposes. As a partnership, an MLP has no income tax liability at the entity level. If, as a result of a change in an MLP's business, an MLP were treated as a corporation for federal income tax purposes, such MLP would be obligated to pay federal income tax on its income at the applicable corporate tax rate. If an MLP was classified as a corporation for federal income tax purposes, the amount of cash available for distribution with respect to its units would be reduced and any such distributions received by the Fund would be taxed entirely as dividend income if paid out of the earnings of the MLP. Therefore, treatment of an MLP as a corporation for federal income tax purposes would result in a material reduction in the after-tax return to the Fund, likely causing a substantial reduction in the value of the shares of a Fund.

MORTGAGE SECURITIES RISK. The ETFs in which the First Trust Multi Income Allocation Portfolio and the First Trust Dorsey Wright Tactical Core Portfolio invest in mortgage-related securities, including mortgage-backed securities, which may make the Funds more susceptible to adverse economic, political or regulatory events that affect the value of real estate. The First Trust/Dow Jones Dividend & Income Allocation Portfolio and First Trust Multi Income Allocation Portfolio may invest in such securities. Changes in local, state and federal policies could negatively impact the mortgage-related securities market, which include various government initiated and sponsored homeowner assistance programs and eminent domain issues. Mortgage related securities may also face liquidity issues when a Fund seeks to sell such securities, but is unable to find buyers at a bid-ask spread to make the transaction feasible. These securities are also subject to the risk that the underlying borrowers may default on their mortgages, resulting in a non-payment of principal and interest. Finally, the mortgage-related securities market may be negatively impacted by regulatory changes including those that are related to the mandate


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or existence of the government-sponsored enterprises, Fannie Mae, Freddie Mac and Ginnie Mae. Mortgage-related securities are subject to prepayment risk. The degree to which borrowers prepay loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among loan investors, among others. As such, prepayments cannot be predicted with accuracy.

Upon a prepayment, either in part or in full, the actual outstanding debt on which a Fund derives interest income will be reduced. In declining interest rate environments, the extent to which borrowers prepay a mortgage generally increases, which increase reinvestment risk, or the risk that the proceeds received are not reinvested on terms as favorable as the prepaid loan. Conversely, mortgage-related securities are subject to the risk that the rate of mortgage prepayments decreases, which extends the average life of a security and increases the interest rate risk exposure.

MUNICIPAL BONDS RISK. Certain of the ETFs in which the First Trust Dorsey Wright Tactical Core Portfolio invests may invest in municipal bonds. In addition to being subject to credit, income and interest rate risk (as described in the prospectus), municipal bonds are subject to tax risk. Interest income from municipal bonds is normally not subject to regular federal income tax, but income from municipal bonds held by the underlying ETFs could be declared taxable because of, among other things, unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities or noncompliant conduct of a bond issuer. Consequently, the attractiveness of municipal bonds in relation to other investment alternatives is affected by changes in federal income tax rates or changes in the tax-exempt status of interest income from municipal bonds.

NON-CORRELATION RISK. The Funds' returns may not match the return of an Index for a number of reasons. For example, the Funds incur operating expenses not applicable to the Indexes, and may incur costs in buying and selling securities, especially when rebalancing the Funds' portfolio holdings to reflect changes in the composition of the Indexes. In addition, the Funds' portfolio holdings may not exactly replicate the securities included in the Indexes or the ratios between the securities included in the Indexes.

NON-DIVERSIFICATION RISK. The First Trust Dorsey Wright Tactical Core Portfolio is classified as "non-diversified" under the 1940 Act. As a result, the First Trust Dorsey Wright Tactical Core Portfolio is only limited as to the percentage of its assets that may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The First Trust Dorsey Wright Tactical Core Portfolio may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the First Trust Dorsey Wright Tactical Core Portfolio may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

NON-U.S. SECURITIES AND EMERGING MARKETS RISK. The First Trust Multi Income Allocation Portfolio and the First Trust Dorsey Wright Tactical Core Portfolio invest in securities of non-U.S. issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

PREFERRED SECURITIES RISK. The First Trust Multi Income Allocation Portfolio may invest in preferred securities and certain of the ETFs held by the First Trust Multi Income Allocation Portfolio and the First Trust Dorsey Wright Tactical Core Portfolio invest in preferred securities. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt instruments in a company's capital structure in terms of priority to corporate income, and therefore will be subject to greater credit risk than those debt instruments. Preferred securities are also subject to credit risk, interest rate risk and income risk.

REIT RISK. The First Trust Multi Income Allocation Portfolio invests in REITs, and as a result, the Fund is subject to the risks associated with investing in real estate, which may include, but are not limited to, fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate industry. In addition to risks related to investments in real estate generally, investing in REITs involves certain other risks related to their structure and focus, which include, but are not limited to, dependency upon management skills, limited diversification, the risks of locating and managing financing for projects, heavy cash flow dependency, possible default by borrowers, the costs and potential losses of self-liquidation of one or more holdings, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages, changes in neighborhood values and appeal to purchases, the possibility of failing to maintain exemptions from registration under the 1940 Act and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility. REITs are also subject to the risk that the real estate market may experience an economic downturn generally, which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities.

SMALL FUND RISK. The Funds currently have fewer assets than larger funds, and like other relatively smaller funds, large inflows and outflows may impact the Funds' market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.


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SMALLER COMPANY RISK. The Funds and certain of the ETFs in which the First Trust
Multi Income Allocation Portfolio and the First Trust Dorsey Wright Tactical
Core Portfolio invest in small- and mid-capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

TIPS RISK. The First Trust Multi Income Allocation Portfolio invests in TIPs. TIPS are inflation-indexed fixed-income securities issued by the U.S. Department of Treasury and are subject to the same risks as other fixed income investments. In a falling inflationary environment, both interest payments and the value of the TIPS will decline.

           BOARD CONSIDERATIONS REGARDING APPROVAL OF CONTINUATION OF INVESTMENT MANAGEMENT AND INVESTMENT SUB-ADVISORY AGREEMENTS

The Board of Trustees (the "Board") of First Trust Variable Insurance Trust (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the "Advisory Agreement") with First Trust Advisors L.P. ("First Trust" or the "Advisor") on behalf of each of First Trust/Dow Jones Dividend & Income Allocation Portfolio, First Trust Multi Income Allocation Portfolio and First Trust Dorsey Wright Tactical Core Portfolio (each a "Fund" and together the "Funds"); the Investment Sub-Advisory Agreement (the "Stonebridge Sub-Advisory Agreement") among the Trust, on behalf of First Trust Multi Income Allocation Portfolio, the Advisor and Stonebridge Advisors LLC ("Stonebridge"); and the Investment Sub-Advisory Agreement (the "Energy Income Partners Sub-Advisory Agreement") among the Trust, on behalf of First Trust Multi Income Allocation Portfolio, the Advisor and Energy Income Partners, LLC ("Energy Income Partners") for a one-year period ending June 30, 2018 at a meeting held on June 12, 2017. The Stonebridge Sub-Advisory Agreement and the Energy Income Partners Sub-Advisory Agreement are collectively referred to as the "Sub-Advisory Agreements." Stonebridge and Energy Income Partners are individually referred to as a "Sub-Advisor" and are collectively referred to as the "Sub-Advisors." The Sub-Advisory Agreements together with the Advisory Agreement are referred to as the "Agreements." The Board determined that the continuation of the Advisory Agreement is in the best interests of each Fund and the continuation of the Sub-Advisory Agreements is in the best interests of First Trust Multi Income Allocation Portfolio in light of the extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 24, 2017 and June 12, 2017, the Board, including the Independent Trustees, reviewed materials provided by the Advisor and each of the Sub-Advisors responding to requests for information from counsel to the Independent Trustees that, among other things, outlined the services provided by the Advisor to the Funds and by the Sub-Advisors to First Trust Multi Income Allocation Portfolio (including the relevant personnel responsible for these services and their experience); the advisory fee rate payable by each Fund and the sub-advisory fee rates for First Trust Multi Income Allocation Portfolio as compared to fees charged to a peer group of funds provided by Management Practice, Inc. ("MPI"), an independent source (the "MPI Peer Group"), and as compared to fees charged to other clients of the Advisor and the Sub-Advisor; expenses of each Fund as compared to expense ratios of the funds in the Fund's MPI Peer Group; performance information for each Fund; the nature of expenses incurred in providing services to the Funds and the potential for economies of scale, if any; financial data on the Advisor and each Sub-Advisor; any fall out benefits to the Advisor and its affiliate, First Trust Portfolios L.P. ("FTP"), and the Sub-Advisors; and information on the Advisor's and each Sub-Advisor's compliance program. The Board reviewed initial materials with the Advisor at a special meeting held on April 24, 2017, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor and each of the Sub-Advisors. Following the April meeting, independent legal counsel on behalf of the Independent Trustees requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and independent legal counsel held prior to the June 12, 2017 meeting, as well as at the meeting held that day. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor continue to be reasonable business arrangements from the perspective of the Funds and the Funds' shareholders. Similarly, the Board applied its business judgment to determine whether the arrangements among the Trust, the Advisor and each of the Sub-Advisors continue to be reasonable business arrangements from the perspective of First Trust Multi Income Allocation Portfolio and the Fund's shareholders. The Board determined that, given the totality of the information provided with respect to the Agreements, the Board had received sufficient information to renew the Agreements. The Board considered that shareholders chose to invest or remain invested in the Funds knowing that the Advisor manages the Funds and knowing that the Sub-Advisors serve as such for First Trust Multi Income Allocation Portfolio and knowing the advisory fee.

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ADDITIONAL INFORMATION (CONTINUED)
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                      FIRST TRUST VARIABLE INSURANCE TRUST
                           JUNE 30, 2017 (UNAUDITED)

In reviewing the Agreements, the Board considered the nature, extent and quality of the services provided by the Advisor and each Sub-Advisor under the Agreements. With respect to the Advisory Agreement, the Board considered that the Advisor is responsible for the overall management and administration of the Trust and the Funds and reviewed all of the services provided by the Advisor to the Funds, including oversight of the Sub-Advisors for First Trust Multi Income Allocation Portfolio, as well as the background and experience of the persons responsible for such services. The Board noted that the Advisor oversees the Sub-Advisors' management of First Trust Multi Income Allocation Portfolio's investments, including portfolio risk monitoring and performance review. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor's, the Sub-Advisors' and the Funds' compliance with the 1940 Act, as well as each Fund's compliance with its investment objective and policies. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board's consideration of the Advisor's services, the Advisor, in its written materials and at the April 24, 2017 meeting, described to the Board the scope of its ongoing investment in additional infrastructure and personnel to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. With respect to the Sub-Advisory Agreements for First Trust Multi Income Allocation Portfolio, the Board considered the services that each Sub-Advisor provides to the Fund, noting that Energy Income Partners is responsible for the day-to-day management of a portion of the Fund's investments and that Stonebridge serves in a non-discretionary capacity for a portion of the Fund's investments. The Board noted the background and experience of each Sub-Advisor's portfolio management team and the Board's prior meetings with members of each portfolio management team. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Funds by the Advisor and to First Trust Multi Income Allocation Portfolio by the Sub-Advisors under the Agreements have been and are expected to remain satisfactory and that the Advisor and, for First Trust Multi Income Allocation Portfolio, the Sub-Advisors, have managed the Funds consistent with each Fund's respective investment objectives and policies.

The Board considered the advisory fee rate payable by each Fund under the Advisory Agreement and, for First Trust Multi Income Allocation Portfolio, considered the sub-advisory fees paid under the Sub-Advisory Agreements for the services provided, noting that the sub-advisory fees are paid by the Advisor from its advisory fee. The Board considered that the Advisor had agreed to extend the current expense caps for Class I and Class II shares of each Fund at least until May 1, 2019. The Board noted that expenses borne or advisory fees waived by First Trust are subject to reimbursement by the applicable Fund for up to three years from the date the expense was incurred or advisory fee was waived, but no reimbursement payment would be made by the Fund if it would result in the Fund exceeding an expense ratio equal to the expense cap in place at the time of the reimbursement or at the time the expenses were borne or advisory fees were waived by First Trust. The Board also noted that the Advisor had extended through May 1, 2018 its agreement to reduce the advisory fee payable by First Trust Multi Income Allocation Portfolio in the amount of 0.37% of the Fund's average daily net assets. The Board received and reviewed information for each Fund showing the advisory fee rates and expense ratios of the peer funds in the MPI Peer Group, as well as advisory fee rates charged by the Advisor and the Sub-Advisors to other fund and non-fund clients, as applicable. With respect to each Fund's MPI Peer Group, the Board discussed with representatives of the Advisor how the MPI Peer Group was assembled. Based on the information provided, the Board noted that the advisory fee payable by First Trust/Dow Jones Dividend & Income Allocation Portfolio was equal to the median advisory fee of the peer funds in the Fund's MPI Peer Group, that the advisory fee payable by First Trust Multi Income Allocation Portfolio was below the median advisory fee of the peer funds in the Fund's MPI Peer Group and that the advisory fee payable by First Trust Dorsey Wright Tactical Core Portfolio was above the median advisory fee of the peer funds in the Fund's MPI Peer Group. The Board also noted that with respect to the total (net) expense ratio of each Fund's Class I shares, the net expense ratio of First Trust Multi Income Allocation Portfolio was below the median expense net ratio of the peer funds in the Fund's MPI Peer Group and the net expense ratio of each of First Trust/Dow Jones Dividend & Income Allocation Portfolio and First Trust Dorsey Wright Tactical Core Portfolio was above the median net expense ratio of the peer funds in the Fund's MPI Peer Group. With respect to fees charged to other clients, the Board considered differences between the Funds and other clients that limited their comparability. In considering the advisory fee rates overall, the Board also considered the Advisor's statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor's description of its long-term commitment to each Fund.

The Board considered performance information for the Funds. The Board noted the process it has established for monitoring the Funds' performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds and the Sub-Advisors for First Trust Multi Income Allocation Portfolio. The Board determined that this process continues to be effective for reviewing the Funds' performance. The Board received and reviewed information comparing each Fund's performance for periods ended December 31, 2016 to the performance of the Fund's MPI Peer Group and to that of benchmark indexes, including one or more blended benchmarks. Based on the information provided, the Board noted that First Trust/Dow Jones Dividend & Income Allocation Portfolio (Class I shares) outperformed the MPI Peer Group average for the one- and three year periods ended December 31, 2016. The Board noted that First Trust Multi Income Allocation Portfolio (Class I shares) outperformed the MPI Peer Group average for the one-year period ended December 31, 2016. The Board noted that First Trust Dorsey Wright Tactical Core Portfolio (Class I shares) underperformed the MPI Peer Group average for the one-year period ended December 31, 2016.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST VARIABLE INSURANCE TRUST
                           JUNE 30, 2017 (UNAUDITED)

On the basis of all the information provided on the fees, expenses and performance of the Funds and the ongoing oversight by the Board, the Board concluded that the advisory fee for each Fund and the sub-advisory fees for First Trust Multi Income Allocation Portfolio continue to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Advisory Agreement and provided to First Trust Multi Income Allocation Portfolio by the Sub-Advisors under the Sub-Advisory Agreements.

The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to each Fund and noted the Advisor's statement that it expects its expenses to increase over the next twelve months as the Advisor continues to make investments in personnel and infrastructure. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2016 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's profitability level for each Fund was not unreasonable. The Board considered that the Advisor had identified as a fall out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP. The Board also considered the majority ownership interest of an affiliate of the Advisor in Stonebridge and the investment by an affiliate of the Advisor in Energy Income Partners and potential fall-out benefits to the Advisor from such interests. The Board noted that FTP is compensated for services provided to the Funds through Rule 12b 1 distribution and service fees payable by Class I shares, and that the Advisor receives compensation from the Funds for providing fund reporting services pursuant to a separate Fund Reporting Services Agreement. The Board also noted that the Advisor does not utilize soft dollars in connection with its management of the Funds' portfolios. The Board concluded that the character and amount of potential fall-out benefits to the Advisor were not unreasonable.

With respect to the Stonebridge Sub-Advisory Agreement, the Board considered Stonebridge's expenses in providing services to the Fund and noted Stonebridge's recent hiring of additional personnel and commitment to add additional resources if assets increase. The Board did not review the profitability of Stonebridge with respect to the Fund. The Board noted that the Advisor pays Stonebridge from its advisory fee, and its understanding that the First Trust Multi Income Allocation Portfolio's sub-advisory fee rate was the product of an arm's length negotiation. The Board concluded that the profitability analysis for the Advisor was more relevant. The Board considered fall-out benefits that may be realized by Stonebridge from its relationship with First Trust Multi Income Allocation Portfolio, including potential fall-out benefits to Stonebridge from the ownership interest of an affiliate of the Advisor in Stonebridge. The Board noted that Stonebridge does not provide trade execution services on behalf of First Trust Multi Income Allocation Portfolio. The Board concluded that the character and amount of potential fall-out benefits to Stonebridge were not unreasonable.

With respect to the Energy Income Partners Sub-Advisory Agreement, the Board considered that Energy Income Partners' investment services expenses are primarily fixed, and that Energy Income Partners has made recent investments in personnel and infrastructure and expects its expenses to increase over the next twelve months as it continues to make invests in personnel and infrastructure. The Board did not review the profitability of Energy Income Partners with respect to the Fund. The Board noted that the Advisor pays Energy Income Partners from its advisory fee, and its understanding that the First Trust Multi Income Allocation Portfolio's sub-advisory fee rate was the product of an arm's length negotiation. The Board concluded that the profitability analysis for the Advisor was more relevant. The Board considered fall-out benefits that may be realized by Energy Income Partners from its relationship with First Trust Multi Income Allocation Portfolio, including the potential fall-out benefits to Energy Income Partners from the ownership interest of an affiliate of the Advisor in Energy Income Partners. The Board noted that Energy Income Partners does not provide trade execution services on behalf of First Trust Multi Income Allocation Portfolio. The Board concluded that the character and amount of potential fall-out benefits to Energy Income Partners were not unreasonable.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the applicable Funds. No single factor was determinative in the Board's analysis.

FIRST TRUST

INVESTMENT ADVISOR

First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL  60187


INVESTMENT SUB-ADVISORS

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
Energy Income Partners, LLC                        Stonebridge Advisors LLC
10 Wright Street                                   10 Westport Road, Suite C101
Westport, CT 06880                                 Wilton, CT 06897


ADMINISTRATOR, FUND
ACCOUNTANT, & CUSTODIAN

FIRST TRUST/DOW JONES DIVIDEND & INCOME            FIRST TRUST DORSEY WRIGHT
   ALLOCATION PORTFOLIO                               TACTICAL CORE PORTFOLIO
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO      Brown Brothers Harriman & Co.
The Bank of New York Mellon                        50 Post Office Square
101 Barclay Street, 20th Floor                     Boston, MA 02110
New York, NY 10286


TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809


INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606


LEGAL COUNSEL

Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)         First Trust Variable Insurance Trust
               -------------------------------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: August 21, 2017
     -------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: August 21, 2017
     -------------------

By (Signature and Title)*               /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: August 21, 2017
     -------------------

* Print the name and title of each signing officer under his or her signature.